UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—90.19%

AEROSPACE & DEFENSE—0.85%
General Dynamics Corp.
4.50%, 08/15/10(a)	$5,128,000	$5,303,211
Northrop Grumman Corp.
7.13%, 02/15/11	7,617,000	8,224,589
Raytheon Co.
4.85%, 01/15/11	750,000	782,407
United Technologies Corp.
6.35%, 03/01/11	3,076,000	3,303,505

		17,613,712
AIRLINES—0.18%
Delta Air Lines Inc. Series 2001-1 Class A2
7.11%, 09/18/11	4,000,000	3,720,000

		3,720,000
AUTO MANUFACTURERS—1.32%
Daimler Finance North America LLC
5.88%, 03/15/11(a)	23,482,000	23,599,410
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	3,600,000	3,613,500

		27,212,910
AUTO PARTS & EQUIPMENT—0.15%
Johnson Controls Inc.
5.25%, 01/15/11(a)	3,076,000	3,067,565

		3,067,565
BANKS—17.14%
Banco Santander Central Hispano Issuances Ltd.
7.63%, 09/14/10(a)	6,939,000	7,125,368
Bank of America Corp.
5.38%, 08/15/11	24,245,000	24,773,582
Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	2,400,000	2,485,915
4.95%, 11/01/12	2,908,000	3,075,898
Bank One Corp.
7.88%, 08/01/10	13,852,000	14,468,924
BB&T Corp.
6.50%, 08/01/11	2,700,000	2,814,354
Charter One Bank N.A.
5.50%, 04/26/11	6,000,000	5,805,904
Citigroup Inc.
5.10%, 09/29/11	4,849,000	4,762,826
Deutsche Bank AG London
5.00%, 10/12/10	2,774,000	2,831,634
5.38%, 10/12/12	3,180,000	3,265,949
Export-Import Bank Of Korea
5.13%, 02/14/11	2,500,000	2,540,225

KeyBank N.A.
7.00%, 02/01/11	3,600,000	3,492,000
KfW
2.00%, 01/17/12(a)	13,444,000	13,411,466
2.25%, 04/16/12	16,200,000	16,180,885
3.25%, 02/15/11	66,757,000	68,061,440
3.25%, 10/14/11	5,000,000	5,123,300
4.63%, 01/20/11	10,800,000	11,212,884
4.75%, 05/15/12	2,250,000	2,360,452
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	2,700,000	2,817,369
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.88%, 01/13/12	8,500,000	8,987,475
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	5,128,000	5,263,585
5.25%, 07/15/11	7,466,000	7,767,477
Marshall & Ilsley Corp.
5.35%, 04/01/11	3,000,000	2,638,741
Oesterreichische Kontrollbank AG
3.13%, 10/14/11	6,156,000	6,324,675
4.75%, 11/08/11(a)	22,425,000	23,285,223
PNC Funding Corp.
5.13%, 12/14/10	6,156,000	6,265,018
Royal Bank of Canada
5.65%, 07/20/11	5,474,000	5,727,222
Sanwa Bank Ltd.
7.40%, 06/15/11	4,900,000	5,194,000
State Street Capital Trust III
8.25%, 03/15/11(a)	3,463,000	2,770,400
SunTrust Bank
6.38%, 04/01/11	6,676,000	6,698,137
UBS Preferred Funding Trust I
8.62%, 10/01/10	6,926,000	4,294,120
Union Planters Corp.
4.38%, 12/01/10	8,100,000	7,866,152
US Bank N.A.
6.38%, 08/01/11	9,852,000	10,614,025
USB Capital IX
6.19%, 04/15/11	3,463,000	2,216,320
Wachovia Bank N.A.
7.80%, 08/18/10(a)	9,698,000	10,197,551
Wachovia Capital Trust III
5.80%, 03/15/11	7,617,000	4,570,200
Wachovia Corp.
5.30%, 10/15/11(a)	15,238,000	15,883,157
Wells Fargo & Co.
4.63%, 08/09/10(a)	2,774,000	2,828,612
6.38%, 08/01/11	2,500,000	2,625,888
Wells Fargo Bank N.A.
6.45%, 02/01/11(a)	14,547,000	15,133,108

		353,761,461
BEVERAGES—0.62%
Anheuser-Busch Companies Inc.
4.70%, 04/15/12	6,000,000	6,015,939
Coca-Cola Enterprises Inc.
3.75%, 03/01/12	3,600,000	3,715,355
Diageo Capital PLC
5.13%, 01/30/12	1,800,000	1,836,972
PepsiCo Inc.
5.15%, 05/15/12	1,200,000	1,274,241

		12,842,507

BUILDING MATERIALS—0.42%
CRH America Inc.
6.95%, 03/15/12	4,900,000	4,753,000
Lafarge SA
6.15%, 07/15/11	4,104,000	3,980,880

		8,733,880
CHEMICALS—1.02%
Chevron Phillips Chemical Co. LLC
7.00%, 03/15/11	5,128,000	5,352,282
Dow Chemical Co. (The)
6.13%, 02/01/11(a)	7,617,000	7,693,170
Potash Corp. of Saskatchewan
7.75%, 05/31/11	4,616,000	5,030,971
Praxair Inc.
6.38%, 04/01/12	2,700,000	2,903,844

		20,980,267
COMMERCIAL SERVICES—0.20%
R.R. Donnelley & Sons Co.
5.63%, 01/15/12	900,000	846,039
Western Union Co.
5.40%, 11/17/11	3,076,000	3,203,427

		4,049,466
COMPUTERS—0.41%
Hewlett-Packard Co.
4.25%, 02/24/12	6,902,000	7,279,565
5.25%, 03/01/12	1,050,000	1,093,565

		8,373,130
COSMETICS & PERSONAL CARE—0.23%
Avon Products Inc.
5.13%, 01/15/11	3,600,000	3,753,626
Kimberly-Clark Corp.
5.63%, 02/15/12	900,000	959,743

		4,713,369
DIVERSIFIED FINANCIAL SERVICES—20.93%
American Express Co.
5.25%, 09/12/11	2,768,000	2,801,869
American Express Credit Corp.
5.00%, 12/02/10	1,575,000	1,582,352
Ameriprise Financial Inc.
5.35%, 11/15/10	3,600,000	3,528,000
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	13,161,000	13,444,715
5.35%, 02/01/12	7,592,000	7,818,641
Boeing Capital Corp.
7.38%, 09/27/10	10,389,000	11,124,338
BP Capital Markets PLC
3.13%, 03/10/12	5,128,000	5,258,934
Capital One Bank
5.75%, 09/15/10	5,515,000	5,639,954
Capital One Financial Corp.
5.70%, 09/15/11	750,000	759,951
Caterpillar Financial Services Corp.
4.30%, 06/01/10	5,698,000	5,814,310
Citigroup Inc.
4.63%, 08/03/10	6,926,000	6,908,685
5.25%, 02/27/12	4,087,000	3,945,087
6.00%, 02/21/12	3,000,000	2,951,556
6.50%, 01/18/11	22,168,000	22,361,468

Countrywide Home Loans Inc.
4.00%, 03/22/11	5,540,000	5,456,900
Credit Suisse (USA) Inc.
6.13%, 11/15/11	10,389,000	10,981,315
6.50%, 01/15/12	5,774,000	6,041,962
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	18,010,000	18,315,032
Eksportfinans A/S
5.00%, 02/14/12	4,616,000	4,773,452
Eksportfinans A/S Series G
5.13%, 10/26/11	4,104,000	4,296,560
General Electric Capital Corp.
4.88%, 10/21/10	29,094,000	29,799,948
5.00%, 12/01/10	4,500,000	4,626,066
5.00%, 11/15/11	17,319,000	18,059,884
5.88%, 02/15/12	14,256,000	14,784,532
6.13%, 02/22/11	1,800,000	1,880,633
Genworth Global Funding Trusts
5.38%, 09/15/11	2,800,000	2,518,585
Goldman Sachs Group Inc. (The)
4.50%, 06/15/10(a)	5,552,000	5,640,796
6.60%, 01/15/12	22,859,000	23,800,833
HSBC Finance Corp.
4.63%, 09/15/10	3,500,000	3,499,790
5.25%, 01/14/11(a)	23,550,000	23,783,304
6.38%, 10/15/11	6,926,000	7,226,596
7.00%, 05/15/12	2,100,000	2,175,907
International Lease Finance Corp.
5.45%, 03/24/11	26,322,000	22,373,700
Jefferies Group Inc.
7.75%, 03/15/12	2,000,000	1,880,000
John Deere Capital Corp.
5.40%, 10/17/11	6,076,000	6,404,510
7.00%, 03/15/12	5,128,000	5,481,066
JPMorgan Chase & Co.
4.50%, 11/15/10(a)	5,552,000	5,715,756
6.63%, 03/15/12	3,600,000	3,778,515
6.75%, 02/01/11	12,466,000	13,027,995
Merrill Lynch & Co. Inc.
4.79%, 08/04/10(a)	2,774,000	2,777,443
5.77%, 07/25/11(a)	10,389,000	10,512,533
Morgan Stanley
5.05%, 01/21/11	4,849,000	4,915,316
5.63%, 01/09/12	10,389,000	10,633,462
6.60%, 04/01/12	10,500,000	11,064,361
6.75%, 04/15/11	11,775,000	12,064,373
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	6,354,000	6,843,527
ORIX Corp.
5.48%, 11/22/11	5,325,000	4,632,750
SLM Corp.
4.50%, 07/26/10	2,052,000	1,846,800
5.45%, 04/25/11(a)	6,231,000	5,109,420
Svensk Exportkredit AB
4.50%, 09/27/10	15,700,000	16,346,527
Toyota Motor Credit Corp.
4.35%, 12/15/10	2,250,000	2,334,105
5.45%, 05/18/11	2,774,000	2,847,899

		432,192,013

ELECTRIC—3.69%
Allegheny Energy Supply Co. LLC
8.25%, 04/15/12(a)(b)	6,300,000	6,552,000
Arizona Public Service Co.
6.50%, 03/01/12	2,200,000	2,208,022
Constellation Energy Group Inc.
7.00%, 04/01/12	2,700,000	2,727,276
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,818,075
DTE Energy Co.
7.05%, 06/01/11	3,463,000	3,551,866
Duke Energy Corp.
6.25%, 01/15/12	2,564,000	2,729,248
Exelon Generation Co. LLC
6.95%, 06/15/11(a)	7,617,000	7,875,271
FirstEnergy Corp.
6.45%, 11/15/11	4,784,000	4,978,749
FPL Group Capital Inc.
5.63%, 09/01/11	8,312,000	8,843,671
NiSource Finance Corp.
7.88%, 11/15/10	3,076,000	3,115,659
Oncor Electric Delivery Co.
6.38%, 05/01/12	1,200,000	1,216,648
Pacific Gas and Electric Co.
4.20%, 03/01/11	8,312,000	8,455,630
PPL Energy Supply LLC
6.40%, 11/01/11	1,500,000	1,567,137
Progress Energy Inc.
7.10%, 03/01/11	5,476,000	5,838,732
PSEG Power LLC
7.75%, 04/15/11	7,617,000	8,066,736
Southern Co.
5.30%, 01/15/12	1,350,000	1,403,507
Wisconsin Energy Corp.
6.50%, 04/01/11	4,849,000	5,156,037

		76,104,264
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Emerson Electric Co.
7.13%, 08/15/10	4,104,000	4,341,730

		4,341,730
ENVIRONMENTAL CONTROL—0.39%
Allied Waste North America Inc. Series B
5.75%, 02/15/11	8,100,000	8,100,000

		8,100,000
FOOD—3.24%
Campbell Soup Co.
6.75%, 02/15/11	4,800,000	5,178,171
ConAgra Foods Inc.
6.75%, 09/15/11	4,849,000	5,200,754
General Mills Inc.
6.00%, 02/15/12	4,644,000	4,990,893
H.J. Heinz Co.
6.63%, 07/15/11	900,000	969,937
H.J. Heinz Finance Co.
6.00%, 03/15/12	4,440,000	4,690,054
Kellogg Co.
6.60%, 04/01/11	6,900,000	7,439,136
Kraft Foods Inc.
5.63%, 11/01/11	9,698,000	10,316,167
Kroger Co. (The)
6.80%, 04/01/11	5,718,000	6,063,021

Safeway Inc.
6.50%, 03/01/11	4,154,000	4,387,083
Sara Lee Corp.
6.25%, 09/15/11	6,926,000	7,313,684
Unilever Capital Corp.
7.13%, 11/01/10	9,698,000	10,406,349

		66,955,249
FOREST PRODUCTS & PAPER—0.34%
Celulosa Arauco y Constitucion SA
7.75%, 09/13/11(a)	3,076,000	3,243,488
Weyerhaeuser Co.
6.75%, 03/15/12(a)	3,900,000	3,860,781

		7,104,269
GAS—0.35%
KeySpan Corp.
7.63%, 11/15/10	6,926,000	7,274,921

		7,274,921
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)
7.13%, 06/01/11	750,000	781,070
Stanley Works (The)
5.90%, 12/01/10	2,020,000	1,151,400

		1,932,470
HEALTH CARE - PRODUCTS—0.15%
Baxter Finco BV
4.75%, 10/15/10	1,350,000	1,395,791
Hospira Inc.
5.55%, 03/30/12	1,800,000	1,809,273

		3,205,064
HEALTH CARE - SERVICES—0.75%
Aetna Inc.
5.75%, 06/15/11	4,104,000	4,269,772
UnitedHealth Group Inc.
5.25%, 03/15/11	4,104,000	4,196,832
WellPoint Inc.
5.00%, 01/15/11	6,926,000	6,987,374

		15,453,978
HOME FURNISHINGS—0.07%
Whirlpool Corp. Series A
8.00%, 05/01/12	1,500,000	1,511,111

		1,511,111
HOUSEHOLD PRODUCTS & WARES—0.12%
Fortune Brands Inc.
5.13%, 01/15/11	2,564,000	2,561,889

		2,561,889
INSURANCE—1.84%
Allstate Corp. (The)
6.13%, 02/15/12	1,600,000	1,640,881
American International Group Inc.
4.70%, 10/01/10	5,400,000	3,888,000
4.95%, 03/20/12	750,000	390,000
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12(b)	1,800,000	1,831,066
4.20%, 12/15/10(a)	5,128,000	5,230,560

Chubb Corp.
6.00%, 11/15/11	2,077,000	2,214,539
CNA Financial Corp.
6.00%, 08/15/11	1,250,000	1,200,000
Hartford Financial Services Group Inc.
5.25%, 10/15/11	2,768,000	2,657,280
ING Capital Funding Trust III
8.44%, 12/31/10	4,849,000	2,618,460
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	2,052,000	1,990,440
MetLife Inc.
6.13%, 12/01/11	2,768,000	2,894,909
Nationwide Financial Services Inc.
6.25%, 11/15/11	2,575,000	2,317,500
Principal Life Income Funding Trusts
5.15%, 06/17/11	3,000,000	2,984,174
Protective Life Secured Trust
4.00%, 04/01/11	2,700,000	2,599,498
Prudential Financial Inc.
5.10%, 12/14/11	2,400,000	2,328,000
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	1,575,000	1,291,500

		38,076,807
INTERNET—0.13%
Thomson Reuters Corp.
6.20%, 01/05/12	2,700,000	2,728,828

		2,728,828
MANUFACTURING—0.30%
Honeywell International Inc.
6.13%, 11/01/11	1,800,000	1,970,945
Tyco International Group SA
6.38%, 10/15/11	4,104,000	4,258,699

		6,229,644
MEDIA—2.58%
Comcast Cable Communications Inc.
6.75%, 01/30/11	11,775,000	12,500,727
COX Communications Inc.
6.75%, 03/15/11	2,774,000	2,864,224
7.75%, 11/01/10	2,250,000	2,295,000
Time Warner Inc.
5.50%, 11/15/11	1,800,000	1,855,093
6.75%, 04/15/11	4,154,000	4,344,482
6.88%, 05/01/12	2,400,000	2,504,172
Viacom Inc.
5.75%, 04/30/11	11,084,000	11,194,840
6.63%, 05/15/11(a)	5,820,000	5,820,000
Walt Disney Co. (The)
5.70%, 07/15/11	5,540,000	5,978,774
6.38%, 03/01/12	3,600,000	3,913,414

		53,270,726
MINING—0.64%
Alcoa Inc.
6.50%, 06/01/11(a)	4,813,000	4,813,000
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12	6,156,000	6,347,683
Xstrata Canada Corp.
8.38%, 02/15/11	2,000,000	2,060,000

		13,220,683

MULTI-NATIONAL—11.18%
African Development Bank
1.88%, 01/23/12	6,926,000	6,846,143
Asian Development Bank
2.13%, 03/15/12	4,500,000	4,545,540
4.38%, 09/17/10	13,852,000	14,291,384
Corporacion Andina de Fomento
6.88%, 03/15/12	3,600,000	3,730,836
European Investment Bank
2.63%, 05/16/11	38,101,000	38,972,371
3.25%, 02/15/11	32,900,000	33,899,831
3.25%, 10/14/11	10,389,000	10,826,065
4.63%, 09/15/10	4,154,000	4,341,636
4.63%, 03/21/12	38,028,000	39,753,328
European Investment Bank Series E
2.00%, 02/10/12	4,104,000	4,110,936
Inter-American Development Bank
3.25%, 11/15/11	6,926,000	7,016,592
International Bank for Reconstruction & Development
2.00%, 04/02/12	26,658,000	26,574,027
International Finance Corp.
5.13%, 05/02/11	11,326,000	11,728,526
Korea Development Bank
4.63%, 09/16/10	3,200,000	3,230,528
Nordic Investment Bank
2.38%, 12/15/11	6,500,000	6,532,110
4.50%, 09/13/10	13,852,000	14,307,177

		230,707,030
OFFICE & BUSINESS EQUIPMENT—0.38%
Xerox Corp.
5.50%, 05/15/12	750,000	735,000
6.88%, 08/15/11	6,926,000	7,059,396

		7,794,396
OIL & GAS—3.40%
Anadarko Finance Co.
6.75%, 05/01/11	6,926,000	7,212,046
Apache Corp.
6.25%, 04/15/12	2,400,000	2,582,261
Chevron Corp.
3.45%, 03/03/12	5,474,000	5,682,495
Conoco Funding Co.
6.35%, 10/15/11	13,791,000	15,165,414
Devon Financing Corp. ULC
6.88%, 09/30/11	6,981,000	7,523,835
Enterprise Products Operating LP
7.50%, 02/01/11	1,050,000	1,092,659
Hess Corp.
6.65%, 08/15/11	8,312,000	8,876,303
Marathon Oil Canada Corp.
8.38%, 05/01/12	1,500,000	1,642,177
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,709,533
Shell International Finance BV
5.63%, 06/27/11	10,389,000	11,188,144
Valero Energy Corp.
6.88%, 04/15/12	1,800,000	1,881,859
XTO Energy Inc.
7.50%, 04/15/12	4,200,000	4,541,708

		70,098,434

OIL & GAS SERVICES—0.46%
Halliburton Co.
5.50%, 10/15/10	9,003,000	9,417,845

		9,417,845
PHARMACEUTICALS—1.67%
Abbott Laboratories
5.60%, 05/15/11	6,231,000	6,668,393
Eli Lilly and Co.
6.00%, 03/15/12	5,128,000	5,486,891
Pfizer Inc.
4.45%, 03/15/12	15,392,000	16,351,459
Wyeth
6.95%, 03/15/11	5,540,000	5,986,186

		34,492,929
PIPELINES—1.30%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	4,849,000	4,989,938
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	4,849,000	5,106,367
Duke Energy Field Services Corp.
7.88%, 08/16/10	6,000,000	6,098,734
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,154,000	4,354,526
Williams Companies Inc. (The)
7.13%, 09/01/11	3,000,000	3,030,000
8.13%, 03/15/12	3,076,000	3,168,280

		26,747,845
REAL ESTATE INVESTMENT TRUSTS—0.90%
Brandywine Operating Partnership LP
5.75%, 04/01/12	3,600,000	3,024,000
ERP Operating LP
6.63%, 03/15/12	1,000,000	1,015,890
Health Care Property Investors Inc.
5.95%, 09/15/11	2,000,000	1,956,140
ProLogis
5.50%, 04/01/12	1,500,000	1,365,000
Simon Property Group LP
5.38%, 06/01/11	6,926,000	6,995,260
5.60%, 09/01/11	4,100,000	4,141,000

		18,497,290
RETAIL—2.54%
Costco Wholesale Corp.
5.30%, 03/15/12	5,128,000	5,476,766
CVS Caremark Corp.
5.75%, 08/15/11	6,926,000	7,325,458
Home Depot Inc.
5.20%, 03/01/11	5,540,000	5,724,476
McDonald’s Corp.
5.75%, 03/01/12(a)	2,700,000	2,905,686
Staples Inc.
7.75%, 04/01/11	3,000,000	3,150,000
Target Corp.
6.35%, 01/15/11	6,926,000	7,371,678
Tricon Global Restaurants Inc.
8.88%, 04/15/11	5,540,000	6,029,972
Wal-Mart Stores Inc.
4.13%, 02/15/11	13,852,000	14,432,009

		52,416,045

SOFTWARE—0.56%
Intuit Inc.
5.40%, 03/15/12	2,000,000	2,012,757
Oracle Corp.
5.00%, 01/15/11	9,003,000	9,472,560

		11,485,317
TELECOMMUNICATIONS—8.76%
AT&T Corp.
7.30%, 11/15/11	6,926,000	7,468,012
AT&T Wireless Services Inc.
7.88%, 03/01/11	24,936,000	27,092,260
British Telecom PLC
9.13%, 12/15/10	11,439,000	12,120,966
CenturyTel Inc. Series H
8.38%, 10/15/10	2,000,000	2,060,000
Cisco Systems Inc.
5.25%, 02/22/11	9,698,000	10,267,821
Deutsche Telekom International Finance AG
8.50%, 06/15/10	15,933,000	16,852,048
France Telecom SA
7.75%, 03/01/11	11,289,000	12,251,371
Koninklijke KPN NV
8.00%, 10/01/10	4,500,000	4,796,250
Motorola Inc.
8.00%, 11/01/11	4,500,000	4,500,000
Qwest Corp.
7.88%, 09/01/11(a)	4,154,000	4,138,422
8.88%, 03/15/12	4,104,000	4,145,040
Rogers Wireless Inc.
9.63%, 05/01/11	3,463,000	3,670,780
SBC Communications Inc.
5.88%, 02/01/12	2,400,000	2,485,039
Telecom Italia Capital SA
6.20%, 07/18/11(a)	10,389,000	10,716,757
Telefonica Emisiones SAU
5.98%, 06/20/11	10,389,000	10,911,517
TELUS Corp.
8.00%, 06/01/11	6,926,000	7,388,196
Verizon Global Funding Corp.
7.25%, 12/01/10	5,000,000	5,341,815
Verizon New England Inc.
6.50%, 09/15/11	20,782,000	22,176,163
Verizon Wireless Capital LLC
5.25%, 02/01/12(b)	6,000,000	6,340,881
Vodafone Group PLC
5.50%, 06/15/11(a)	5,820,000	6,161,963

		180,885,301
TRANSPORTATION—0.68%
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	1,750,000	1,868,054
Canadian Pacific Railway Co.
6.25%, 10/15/11	829,000	853,259
CSX Corp.
6.30%, 03/15/12	1,375,000	1,419,124
6.75%, 03/15/11	1,800,000	1,886,891
Norfolk Southern Corp.
6.75%, 02/15/11	1,250,000	1,320,343
Union Pacific Corp.
6.65%, 01/15/11	6,320,000	6,664,326

		14,011,997

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,825,460,997)		1,861,886,342

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.54%
Brazil (Federative Republic of)
9.25%, 10/22/10	16,624,000	18,161,720
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	6,500,000	6,937,060
Chile (Republic of)
7.13%, 01/11/12	3,000,000	3,300,000
Export Development Canada
2.63%, 03/15/11	1,500,000	1,526,295
2.63%, 11/15/11	16,196,000	16,584,056
Hydro-Quebec
6.30%, 05/11/11	10,389,000	10,946,056
Italy (Republic of)
3.50%, 07/15/11	11,775,000	12,015,329
6.00%, 02/22/11	5,000,000	5,215,200
Japan (Government of)
4.75%, 05/25/11	4,000,000	4,123,800
Malaysia (Government of)
7.50%, 07/15/11	4,228,000	4,634,311
Ontario (Province of)
2.63%, 01/20/12	5,128,000	5,050,780
2.75%, 02/22/11(a)	21,701,000	21,855,772
Quebec (Province of)
6.13%, 01/22/11(a)	9,003,000	9,505,776
South Africa (Republic of)
7.38%, 04/25/12	3,000,000	3,187,500
United Mexican States
8.38%, 01/14/11	10,940,000	11,990,240

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $134,259,964)		135,033,895

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.66%

MONEY MARKET FUNDS—3.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	35,617,776	35,617,776
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	5,296,864	5,296,864
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	34,568,596	34,568,596

		75,483,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,483,236)		75,483,236

TOTAL INVESTMENTS IN SECURITIES—100.39%
(Cost: $2,035,204,197)	2,072,403,473
Other Assets, Less Liabilities—(0.39)%	(7,959,636)

NET ASSETS—100.00%	$2,064,443,837

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.12%
U.S. Treasury Notes
0.88%, 12/31/10	$95,033,000	$95,246,822
0.88%, 01/31/11	100,920,000	101,104,683
0.88%, 02/28/11	96,715,000	96,820,428
0.88%, 03/31/11	109,330,000	109,432,764
0.88%, 04/30/11	105,125,000	105,108,181
0.88%, 05/31/11	105,125,000	105,021,977
1.13%, 12/15/11	156,426,000	156,277,394
1.13%, 01/15/12	154,744,000	154,384,991
1.25%, 11/30/10	114,376,000	115,353,918
1.38%, 02/15/12	201,840,000	202,663,501
1.38%, 03/15/12	227,070,000	227,764,834
1.38%, 04/15/12(a)	227,070,000	227,324,318
1.38%, 05/15/12	211,932,000	211,758,214
1.50%, 11/01/10	114,376,000	115,742,793
1.75%, 11/15/11	237,182,000	240,734,970
2.00%, 09/30/10	79,895,000	81,396,225
2.38%, 08/31/10	65,598,000	67,070,672
2.63%, 05/31/10	42,050,000	42,927,163
2.75%, 07/31/10	65,598,000	67,279,935
2.88%, 06/30/10	126,150,000	129,323,933
3.88%, 07/15/10(a)	325,467,000	337,678,493
3.88%, 09/15/10	79,054,000	82,390,870
4.13%, 08/15/10	79,054,000	82,440,671
4.25%, 10/15/10(a)	100,920,000	105,949,847
4.25%, 01/15/11	168,200,000	177,841,227
4.38%, 12/15/10	168,200,000	177,573,783
4.50%, 05/15/10	402,839,000	418,038,094
4.50%, 11/15/10	134,560,000	142,033,453
4.50%, 02/28/11	116,058,000	123,464,826
4.50%, 09/30/11	266,597,000	287,567,512
4.50%, 11/30/11	126,150,000	136,607,846
4.50%, 03/31/12	21,025,000	22,897,067
4.63%, 08/31/11	169,882,000	183,484,459
4.63%, 10/31/11	185,020,000	200,506,180
4.63%, 12/31/11	134,560,000	146,351,493
4.63%, 02/29/12	21,025,000	22,938,695
4.75%, 03/31/11	119,422,000	127,967,846
4.75%, 01/31/12	126,150,000	137,888,257
4.75%, 05/31/12	46,255,000	50,857,833
4.88%, 04/30/11	252,300,000	271,371,352
4.88%, 05/31/11	116,899,000	126,053,362
4.88%, 07/31/11	63,075,000	68,363,840
4.88%, 02/15/12	185,020,000	203,103,858
5.00%, 02/15/11	185,020,000	198,309,998
5.00%, 08/15/11(a)	216,978,000	236,208,758
5.13%, 06/30/11	175,769,000	190,911,482
5.75%, 08/15/10	79,895,000	84,886,840

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,906,317,025)		6,996,425,658

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.28%

MONEY MARKET FUNDS—6.28%
Barclays Global Investors Funds Government Money Market Fund, SL Agency Shares
0.09%(b)(c)(d)	421,104,902	421,104,902
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	22,415,193	22,415,193

		443,520,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,520,095)		443,520,095

TOTAL INVESTMENTS IN SECURITIES—105.40%
(Cost: $7,349,837,120)		7,439,945,753
Other Assets, Less Liabilities—(5.40)%		(381,390,812)

NET ASSETS—100.00%		$7,058,554,941

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.94%
U.S. Treasury Notes
1.75%, 01/31/14	$7,900,000	$7,736,075
1.75%, 03/31/14(a)	20,540,000	20,032,046
1.88%, 02/28/14	16,195,000	15,906,244
1.88%, 04/30/14(a)	14,220,000	13,922,659
2.38%, 03/31/16(a)	11,060,000	10,620,586
2.63%, 02/29/16	16,590,000	16,226,513
2.63%, 04/30/16(a)	35,708,000	34,783,164
2.75%, 02/28/13	6,320,000	6,552,261
3.13%, 04/30/13(a)	16,195,000	16,992,441
3.38%, 11/30/12(a)	6,715,000	7,128,510
3.38%, 06/30/13	10,112,000	10,692,935
3.63%, 05/15/13	6,794,000	7,250,624
3.88%, 02/15/13(a)	15,800,000	17,020,708
4.00%, 11/15/12	15,800,000	17,112,507
4.00%, 02/15/15(a)	94,879,000	101,803,259
4.13%, 05/15/15	6,162,000	6,650,091
4.25%, 09/30/12(a)	97,881,000	106,528,777
4.25%, 08/15/13(a)	43,450,000	47,475,639
4.25%, 11/15/13	14,129,000	15,401,882
4.25%, 08/15/14(a)	89,507,000	97,624,390
4.25%, 11/15/14	42,897,000	46,804,063
4.25%, 08/15/15(a)	41,396,000	45,026,431
4.38%, 08/15/12	7,900,000	8,604,759
4.50%, 11/15/15(a)	28,124,000	31,030,053
4.50%, 02/15/16(a)	16,590,000	18,199,894
4.63%, 07/31/12(a)	56,564,000	62,088,605
4.75%, 05/15/14(a)	51,034,000	56,822,278
4.88%, 06/30/12(a)	7,900,000	8,723,891
5.13%, 05/15/16	15,800,000	17,899,820

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $866,947,480)		872,661,105

Security	Shares	Value

SHORT-TERM INVESTMENTS—47.19%

MONEY MARKET FUNDS—47.19%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	358,429,396	358,429,396
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	53,400,948	53,400,948
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	4,447,617	4,447,617

		416,277,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,277,961)	416,277,961

TOTAL INVESTMENTS IN SECURITIES—146.13%
(Cost: $1,283,225,441)	1,288,939,066
Other Assets, Less Liabilities—(46.13)%	(406,880,846)

NET ASSETS—100.00%	$882,058,220

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.05%
U.S. Treasury Bonds
7.50%, 11/15/16	$61,376,000	$78,796,348
U.S. Treasury Notes
2.75%, 02/15/19(a)	326,060,000	306,392,067
3.13%, 05/15/19	131,520,000	127,744,058
3.50%, 02/15/18(a)	130,972,000	132,400,908
3.75%, 11/15/18(a)	302,496,000	309,096,439
3.88%, 05/15/18(a)	131,794,000	136,745,506
4.00%, 08/15/18(a)	171,798,000	179,321,031
4.25%, 11/15/17(a)	101,654,000	108,896,847
4.50%, 05/15/17(a)	217,282,000	237,276,296
4.63%, 11/15/16(a)	178,648,000	196,912,970
4.63%, 02/15/17(a)	187,142,000	206,161,230
4.75%, 08/15/17(a)	247,422,000	273,807,085
4.88%, 08/15/16(a)	146,042,000	163,147,885
5.13%, 05/15/16(a)	20,002,000	22,660,266

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,445,577,917)		2,479,358,936

Security	Shares	Value

SHORT-TERM INVESTMENTS—48.26%

MONEY MARKET FUNDS—48.26%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	1,026,570,478	1,026,570,478
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	152,944,589	152,944,589
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	28,470,922	28,470,922

		1,207,985,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,207,985,989)		1,207,985,989

TOTAL INVESTMENTS IN SECURITIES—147.31%
(Cost: $3,653,563,906)		3,687,344,925
Other Assets, Less Liabilities—(47.31)%		(1,184,166,240)

NET ASSETS—100.00%		$2,503,178,685

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.53%
U.S. Treasury Bonds
5.25%, 11/15/28	$2,210,000	$2,474,316
5.25%, 02/15/29(a)	8,551,000	9,578,659
5.50%, 08/15/28(a)	9,945,000	11,435,755
6.00%, 02/15/26	2,550,000	3,067,880
6.13%, 11/15/27	9,265,000	11,368,248
6.25%, 08/15/23(a)	12,818,000	15,558,872
6.50%, 11/15/26(a)	15,028,000	19,090,217
7.13%, 02/15/23(a)	2,975,000	3,879,281
7.50%, 11/15/24(a)	9,860,000	13,538,766
7.63%, 02/15/25	10,829,000	15,064,980
7.88%, 02/15/21(a)	24,310,000	33,034,373
8.00%, 11/15/21(a)	14,535,000	20,055,974
8.13%, 08/15/19(a)	6,205,000	8,513,570
8.50%, 02/15/20(a)	2,380,000	3,353,015
8.75%, 08/15/20(a)	5,100,000	7,320,999
8.88%, 02/15/19(a)	3,162,000	4,523,779

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $184,519,183)		181,858,684

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.26%

MONEY MARKET FUNDS—45.26%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	70,868,597	70,868,597
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	10,558,426	10,558,426
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	2,119,166	2,119,166

		83,546,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,546,189)		83,546,189

TOTAL INVESTMENTS IN SECURITIES—143.79%
(Cost: $268,065,372)		265,404,873
Other Assets, Less Liabilities—(43.79)%		(80,827,293)

NET ASSETS—100.00%		$184,577,580

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.83%

U.S. Treasury Bonds
3.50%, 02/15/39(a)	$289,940,000	$249,997,863
4.25%, 05/15/39	129,710,000	127,855,147
4.38%, 02/15/38(a)	197,944,000	199,068,308
4.50%, 02/15/36(a)	271,192,000	277,798,228
4.50%, 05/15/38(a)	262,472,000	269,637,494
4.75%, 02/15/37(a)	165,680,000	176,316,641
5.00%, 05/15/37(a)	164,154,000	181,465,665
5.38%, 02/15/31(a)	187,698,000	214,488,141
6.13%, 08/15/29(a)	89,816,000	111,388,011
6.25%, 05/15/30(a)	174,836,000	220,723,460

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,262,352,826)		2,028,738,958

Security	Shares	Value

SHORT-TERM INVESTMENTS—34.32%

MONEY MARKET FUNDS—34.32%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	599,520,366	599,520,366
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	89,320,117	89,320,117
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	15,499,007	15,499,007

		704,339,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $704,339,490)		704,339,490

TOTAL INVESTMENTS IN SECURITIES—133.15%
(Cost: $2,966,692,316)		2,733,078,448
Other Assets, Less Liabilities—(33.15)%		(680,378,206)

NET ASSETS—100.00%		$2,052,700,242

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—93.10%
Federal Home Loan Bank
3.63%, 10/18/13	$10,500,000	$10,925,294
4.00%, 09/06/13	9,000,000	9,536,272
4.75%, 12/16/16	3,000,000	3,207,046
5.00%, 11/17/17	4,500,000	4,800,295
5.38%, 08/19/11	12,000,000	13,086,739
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	3,375,000	3,377,616
4.38%, 07/17/15	6,000,000	6,401,901
4.50%, 07/15/13	10,500,000	11,402,856
4.88%, 06/13/18	3,225,000	3,457,625
5.25%, 07/18/11(a)	15,000,000	16,280,997
6.25%, 07/15/32	3,915,000	4,624,514
Federal National Mortgage Association
2.88%, 10/12/10	21,270,000	21,871,593
3.63%, 08/15/11	2,850,000	3,000,335
4.75%, 12/15/10	15,000,000	15,897,903
5.00%, 02/13/17	3,000,000	3,246,293
5.38%, 07/15/16	2,850,000	3,165,135
6.63%, 11/15/30	2,025,000	2,475,225
7.13%, 06/15/10	12,570,000	13,398,714

		150,156,353

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $149,613,758)		150,156,353

Security	Principal	Value

CORPORATE BONDS & NOTES—5.34%

BANKS—5.34%
Bank of America Corp. (FDIC Guaranteed)
3.13%, 06/15/12	7,875,000	8,621,485

		8,621,485

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,179,068)		8,621,485

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.12%

MONEY MARKET FUNDS—7.12%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	9,793,560	9,793,560
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	1,456,440	1,456,440
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	228,028	228,028

		11,478,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,478,028)		11,478,028

TOTAL INVESTMENTS IN SECURITIES—105.56%
(Cost: $169,270,854)		170,255,866
Other Assets, Less Liabilities—(5.56)%		(8,970,770)

NET ASSETS—100.00%		$161,285,096

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—22.53%

AEROSPACE & DEFENSE—0.00%
United Technologies Corp.
4.38%, 05/01/10	$48,000	$49,129

		49,129
AGRICULTURE—0.32%
Altria Group Inc.
9.70%, 11/10/18	19,660,000	22,095,983
Reynolds American Inc.
6.75%, 06/15/17	9,407,000	8,748,510

		30,844,493
AUTO MANUFACTURERS—0.25%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	23,507,000	24,153,443

		24,153,443
BANKS—3.84%
Bank of America Corp.
4.50%, 08/01/10	47,007,000	47,176,983
4.88%, 01/15/13(a)	23,507,000	22,657,075
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	5,000,000	5,011,318
BB&T Corp.
5.20%, 12/23/15(a)	2,965,000	2,649,271
Deutsche Bank AG London
6.00%, 09/01/17(a)	14,107,000	14,043,500
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	23,507,000	22,663,794
KfW
3.25%, 10/14/11	56,407,000	57,797,994
4.25%, 06/15/10	47,007,000	47,778,855
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16(a)	18,807,000	19,314,599
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	23,507,000	17,376,067
US Bank N.A.
4.95%, 10/30/14(a)	23,507,000	24,067,999
Wachovia Corp.
5.25%, 08/01/14	47,007,000	43,778,773
Wells Fargo & Co.
4.88%, 01/12/11	23,507,000	24,130,225
5.00%, 11/15/14	23,507,000	22,852,947

		371,299,400
BEVERAGES—0.34%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	9,407,000	11,741,250
Diageo Finance BV
5.30%, 10/28/15	14,107,000	14,016,823
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,587,000	7,159,338

		32,917,411

BUILDING MATERIALS—0.08%
CRH America Inc.
6.00%, 09/30/16	9,407,000	7,807,810

		7,807,810
CHEMICALS—0.10%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,407,000	9,454,193

		9,454,193
COMPUTERS—0.26%
Hewlett-Packard Co.
4.25%, 02/24/12	4,755,000	5,015,116
International Business Machines Corp.
5.70%, 09/14/17	18,807,000	20,126,067

		25,141,183
COSMETICS & PERSONAL CARE—0.09%
Procter & Gamble Co. (The)
5.55%, 03/05/37	9,407,000	9,111,057

		9,111,057
DIVERSIFIED FINANCIAL SERVICES—5.65%
American Express Co.
4.88%, 07/15/13	23,507,000	22,266,331
6.80%, 09/01/16	10,347,000	6,829,020
Ameriprise Financial Inc.
5.35%, 11/15/10	23,507,000	23,036,860
Bear Stearns Companies Inc. (The)
6.95%, 08/10/12	8,467,000	9,101,776
7.25%, 02/01/18	7,527,000	7,760,756
Boeing Capital Corp.
5.80%, 01/15/13	23,507,000	25,207,609
Capital One Financial Corp.
6.15%, 09/01/16	23,507,000	19,477,035
Caterpillar Financial Services Corp.
4.30%, 06/01/10(a)	4,707,000	4,803,081
Citigroup Inc.
6.00%, 02/21/12(a)	54,907,000	54,020,371
Countrywide Home Loans Inc.
4.00%, 03/22/11	14,107,000	13,895,395
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	23,507,000	24,876,456
General Electric Capital Corp.
5.88%, 02/15/12(a)	23,507,000	24,378,507
6.75%, 03/15/32	23,507,000	21,406,173
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	47,007,000	46,252,489
6.75%, 10/01/37	9,407,000	7,887,721
Household Finance Corp.
6.38%, 11/27/12	47,007,000	48,441,340
HSBC Finance Corp.
5.50%, 01/19/16	23,507,000	21,696,058
International Lease Finance Corp.
5.75%, 06/15/11	23,507,000	19,745,880
John Deere Capital Corp.
7.00%, 03/15/12	23,507,000	25,125,470
JPMorgan Chase & Co.
5.75%, 01/02/13	23,507,000	23,886,732
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,387,000	22,284,468
6.88%, 04/25/18	9,407,000	8,815,915

Morgan Stanley
5.05%, 01/21/11	9,437,000	9,566,062
5.30%, 03/01/13	32,937,000	32,880,706
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12(a)	14,107,000	15,193,836
SLM Corp.
5.38%, 05/15/14	10,347,000	6,932,490

		545,768,537
ELECTRIC—1.65%
Constellation Energy Group Inc.
4.55%, 06/15/15	14,107,000	11,830,076
Dominion Resources Inc.
5.15%, 07/15/15	26,486,000	26,050,490
Duke Capital LLC
6.25%, 02/15/13	23,507,000	23,050,497
Exelon Generation Co. LLC
5.35%, 01/15/14	12,390,000	11,781,367
FirstEnergy Corp.
7.38%, 11/15/31	14,365,000	12,464,084
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	19,081,000	17,882,232
Pacific Gas and Electric Co.
6.05%, 03/01/34	21,786,000	21,844,398
Progress Energy Inc.
7.10%, 03/01/11	23,507,000	25,064,111
TXU Electric Delivery Co.
7.00%, 09/01/22	9,407,000	9,146,612

		159,113,867
FOOD—0.56%
Kraft Foods Inc.
6.50%, 08/11/17	31,027,000	32,386,486
Kroger Co. (The)
5.50%, 02/01/13	9,407,000	9,769,946
Unilever Capital Corp.
5.90%, 11/15/32	12,227,000	12,031,203

		54,187,635
FOREST PRODUCTS & PAPER—0.11%
Weyerhaeuser Co.
7.38%, 03/15/32	14,107,000	10,439,180

		10,439,180
HEALTH CARE - SERVICES—0.23%
UnitedHealth Group Inc.
4.88%, 03/15/15	14,107,000	13,607,210
WellPoint Inc.
5.25%, 01/15/16	9,407,000	8,724,998

		22,332,208
INSURANCE—0.77%
Allstate Corp. (The)
5.55%, 05/09/35	9,407,000	7,476,845
Genworth Financial Inc.
5.75%, 06/15/14	23,507,000	14,104,201
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	23,507,000	22,065,650
MetLife Inc.
5.00%, 06/15/15	23,507,000	22,138,927
Prudential Financial Inc.
5.10%, 09/20/14(a)	4,707,000	4,236,300
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,587,000	4,874,380

		74,896,303

MANUFACTURING—0.48%
General Electric Co.
5.25%, 12/06/17(a)	47,007,000	46,315,086

		46,315,086
MEDIA—0.90%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	23,507,000	26,042,335
Comcast Corp.
6.45%, 03/15/37	9,407,000	8,909,617
News America Inc.
6.20%, 12/15/34	14,107,000	11,453,575
Time Warner Cable Inc.
6.55%, 05/01/37(a)	9,407,000	8,859,334
Time Warner Inc.
7.70%, 05/01/32	14,107,000	12,871,998
Viacom Inc.
6.25%, 04/30/16(a)	12,227,000	11,782,913
7.88%, 07/30/30	9,407,000	7,619,670

		87,539,442
MINING—0.48%
Alcoa Inc.
6.00%, 01/15/12(a)	14,107,000	13,965,930
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	9,407,000	9,674,649
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	4,915,000	4,865,850
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	9,045,000	9,565,088
Vale Overseas Ltd.
6.88%, 11/21/36	9,407,000	8,165,746

		46,237,263
MULTI-NATIONAL—0.78%
Asian Development Bank
2.75%, 05/21/14	5,000,000	4,904,550
European Investment Bank
4.63%, 05/15/14(a)	47,007,000	50,142,837
Inter-American Development Bank
4.38%, 09/20/12	19,330,000	20,161,384

		75,208,771
OIL & GAS—1.13%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,507,000	22,411,515
Apache Corp.
5.25%, 04/15/13	6,587,000	6,891,781
Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,407,000	9,132,889
ConocoPhillips
5.90%, 10/15/32	23,507,000	21,227,626
Enterprise Products Operating LP
5.60%, 10/15/14	19,081,000	18,437,970
Hess Corp.
6.65%, 08/15/11	23,507,000	25,102,894
XTO Energy Inc.
6.75%, 08/01/37	6,030,000	5,970,647

		109,175,322

PHARMACEUTICALS—0.91%
Abbott Laboratories
5.13%, 04/01/19	4,945,000	4,984,838
5.88%, 05/15/16	9,407,000	10,016,847
AmerisourceBergen Corp.
5.88%, 09/15/15	14,107,000	13,413,136
AstraZeneca PLC
6.45%, 09/15/37	9,407,000	10,143,379
Bristol-Myers Squibb Co.
5.88%, 11/15/36	9,407,000	9,339,310
Eli Lilly and Co.
5.55%, 03/15/37	9,407,000	8,863,449
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	4,915,000	5,136,593
Pfizer Inc.
6.20%, 03/15/19	14,841,000	15,921,995
Wyeth
5.50%, 02/01/14	9,407,000	10,023,027

		87,842,574
PIPELINES—0.28%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	9,407,000	9,861,103
6.95%, 01/15/38	19,286,000	17,360,400

		27,221,503
REAL ESTATE INVESTMENT TRUSTS—0.32%
Boston Properties LP
6.25%, 01/15/13	23,507,000	22,331,650
Simon Property Group LP
5.10%, 06/15/15	9,407,000	8,278,160

		30,609,810
RETAIL—0.91%
CVS Caremark Corp.
6.30%, 06/01/12	808,000	565,600
Home Depot Inc.
5.40%, 03/01/16	23,507,000	23,026,162
Target Corp.
7.00%, 01/15/38	18,807,000	18,740,025
Wal-Mart Stores Inc.
4.55%, 05/01/13(a)	23,507,000	24,756,003
6.50%, 08/15/37	19,286,000	20,647,688

		87,735,478
SOFTWARE—0.15%
Oracle Corp.
5.25%, 01/15/16	14,107,000	14,609,602

		14,609,602
TELECOMMUNICATIONS—1.78%
AT&T Wireless Services Inc.
7.88%, 03/01/11	11,287,000	12,263,007
BellSouth Corp.
6.00%, 11/15/34(a)	23,507,000	20,785,868
Cisco Systems Inc.
5.25%, 02/22/11	9,407,000	9,959,723
Deutsche Telekom International Finance AG
8.75%, 06/15/30	9,407,000	11,056,481
Embarq Corp.
7.08%, 06/01/16(a)	14,107,000	13,895,395
Qwest Corp.
8.88%, 03/15/12(a)	9,407,000	9,501,070
SBC Communications Inc.
5.88%, 02/01/12	23,507,000	24,339,925

Telecom Italia Capital SA
7.72%, 06/04/38	6,030,000	5,790,136
Verizon Global Funding Corp.
7.75%, 12/01/30	23,507,000	25,650,755
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	22,747,000	24,085,854
Vodafone Group PLC
5.63%, 02/27/17	14,107,000	14,512,321

		171,840,535
TRANSPORTATION—0.16%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,707,000	4,338,310
CSX Corp.
6.00%, 10/01/36	14,107,000	11,280,844

		15,619,154

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,246,271,322)		2,177,470,389

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—1.20%

MORTGAGE-BACKED SECURITIES—1.20%
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
5.80%, 08/10/45	155,000,000	116,022,514

		116,022,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $108,352,735)		116,022,514

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—1.60%
Brazil (Federative Republic of)
7.13%, 01/20/37(a)	14,107,000	14,974,580
8.00%, 01/15/18(a)	14,107,000	15,729,305
Italy (Republic of)
5.25%, 09/20/16(a)	23,507,000	23,764,872
6.00%, 02/22/11(a)	23,507,000	24,518,741
Quebec (Province of)
7.50%, 09/15/29	23,507,000	27,370,884
United Mexican States
5.63%, 01/15/17(a)	23,507,000	23,918,373
6.38%, 01/16/13	14,107,000	15,122,704
6.75%, 09/27/34(a)	9,407,000	9,548,105

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $157,745,635)		154,947,564

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.27%

ILLINOIS—0.27%
Illinois State
5.10%, 06/01/33	30,446,000	26,495,023

		26,495,023

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $28,431,780)		26,495,023

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—73.28%

MORTGAGE-BACKED SECURITIES—38.10%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/24(d)	165,042,000	168,807,021
4.50%, 06/01/39(d)	305,280,000	307,235,700
5.00%, 06/01/24(d)	145,962,000	150,911,024
5.00%, 06/01/39(d)	282,384,000	288,781,762
5.50%, 06/01/24(d)	85,860,000	89,468,803
5.50%, 06/01/39(d)	363,474,000	375,400,491
6.00%, 06/01/39(d)	250,902,000	262,388,607
Federal National Mortgage Association
4.50%, 06/01/24(d)	153,594,000	157,217,858
5.00%, 06/01/24(d)	85,860,000	88,784,606
5.00%, 06/01/39(d)	257,580,000	263,697,525
5.50%, 06/01/24(d)	101,124,000	105,500,773
5.50%, 06/01/39(d)	511,344,000	528,521,962
5.52%, 02/01/36	26,777,885	27,863,555
6.00%, 06/01/39(d)	267,120,000	279,641,250
6.50%, 06/01/39(d)	181,260,000	193,098,544
Government National Mortgage Association
5.00%, 06/01/39(d)	138,330,000	142,306,987
5.50%, 06/01/39(d)	124,974,000	129,562,889
6.00%, 06/01/39(d)	117,342,000	122,530,717

		3,681,720,074
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.78%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	76,320,000	77,441,454
3.25%, 02/25/11(a)	166,950,000	173,533,573
4.13%, 10/18/10(a)	171,720,000	179,436,530
4.50%, 01/15/13(a)	195,570,000	212,713,002
4.88%, 11/18/11(a)	81,090,000	88,022,660
6.25%, 07/15/32(a)	41,022,000	48,456,401
Federal National Mortgage Association
5.00%, 04/15/15(a)	62,010,000	68,701,462
5.00%, 05/11/17(a)	89,676,000	97,212,918

		945,518,000
U.S. GOVERNMENT OBLIGATIONS—25.40%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	75,366,000	75,794,074
4.50%, 05/15/38(a)	74,412,000	76,443,450
5.00%, 05/15/37(a)	26,712,000	29,529,045
6.25%, 05/15/30(a)	54,378,000	68,650,051
7.50%, 11/15/16(a)	168,858,000	216,784,959
7.63%, 02/15/25(a)	145,962,000	203,057,961
8.13%, 08/15/19(a)	152,640,000	209,429,715
U.S. Treasury Notes
1.38%, 04/15/12	67,734,000	67,809,862
1.75%, 11/15/11(a)	119,250,000	121,036,357

2.00%, 09/30/10(a)	162,180,000	165,227,359
2.75%, 07/31/10(a)	176,490,000	181,015,209
3.38%, 07/31/13(a)	190,800,000	201,816,781
3.75%, 11/15/18(a)	114,480,000	116,977,944
4.50%, 05/15/10(a)	245,178,000	254,428,554
4.75%, 05/15/14(a)	288,108,000	320,785,218
5.00%, 08/15/11(a)	133,560,000	145,397,422

		2,454,183,961

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,011,993,059)		7,081,422,035

Security	Shares	Value

SHORT-TERM INVESTMENTS—72.54%

MONEY MARKET FUNDS—72.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(e)(f)(g)	2,848,024,481	2,848,024,481
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(e)(f)(g)	3,363,896,004	3,363,896,004
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(e)(f)	798,167,639	798,167,639

		7,010,088,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,010,088,124)		7,010,088,124

TOTAL INVESTMENTS IN SECURITIES—171.42%
(Cost: $16,562,882,655)		16,566,445,649
Other Assets, Less Liabilities—(71.42)%		(6,902,398,921)

NET ASSETS—100.00%		$9,664,046,728

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—90.36%

AEROSPACE & DEFENSE—0.64%
Lockheed Martin Corp.
6.15%, 09/01/36	$618,000	$611,631
United Technologies Corp.
6.05%, 06/01/36	285,000	282,078
6.13%, 02/01/19	800,000	857,534

		1,751,243
AGRICULTURE—0.99%
Altria Group Inc.
9.70%, 11/10/18	1,100,000	1,236,296
10.20%, 02/06/39	150,000	168,015
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	153,243
Philip Morris International Inc.
5.65%, 05/16/18	800,000	810,158
6.38%, 05/16/38	250,000	248,255
Reynolds American Inc.
7.25%, 06/15/37	114,000	87,780

		2,703,747
AUTO MANUFACTURERS—0.93%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	2,546,000	2,526,905

		2,526,905
BANKS—11.77%
Bank of America Corp.
4.50%, 08/01/10	969,000	972,504
4.88%, 01/15/13	570,000	549,391
5.25%, 12/01/15	400,000	338,963
5.65%, 05/01/18	800,000	718,485
Bank of America N.A.
6.00%, 10/15/36	1,126,000	884,632
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,530,000	1,618,337
BB&T Capital Trust II
6.75%, 06/07/36	228,000	154,204
BB&T Corp.
6.85%, 04/30/19	300,000	295,367
Credit Suisse New York
5.00%, 05/15/13	1,877,000	1,863,797
Deutsche Bank AG London
4.88%, 05/20/13(a)	1,516,000	1,531,038
5.38%, 10/12/12	570,000	585,406
Export-Import Bank of Korea
8.13%, 01/21/14	200,000	218,904
Fifth Third Bancorp
8.25%, 03/01/38	350,000	258,800

HSBC Holdings PLC
6.50%, 05/02/36	800,000	709,796
6.50%, 09/15/37	399,000	353,293
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	300,000	289,157
KeyCorp
6.50%, 05/14/13	300,000	291,000
KfW
2.00%, 01/17/12	2,750,000	2,743,345
3.25%, 03/15/13	1,661,000	1,668,109
3.50%, 03/10/14	300,000	304,896
4.25%, 06/15/10	285,000	289,680
5.13%, 03/14/16	1,710,000	1,816,174
Landwirtschaftliche Rentenbank
3.25%, 03/15/13	1,150,000	1,146,791
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	585,384
National City Corp.
4.90%, 01/15/15	228,000	196,767
6.88%, 05/15/19(a)	800,000	727,836
Oesterreichische Kontrollbank AG
2.88%, 03/15/11	1,600,000	1,626,256
Regions Bank
7.50%, 05/15/18	300,000	252,860
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,140,000	842,673
State Street Corp.
4.30%, 05/30/14	200,000	200,011
SunTrust Bank
6.38%, 04/01/11	800,000	802,653
UBS AG Stamford
5.88%, 12/20/17	800,000	720,443
US Bank N.A.
4.80%, 04/15/15	640,000	624,988
Wachovia Bank N.A.
4.88%, 02/01/15	570,000	508,712
Wachovia Capital Trust III
5.80%, 03/15/11	228,000	136,800
Wachovia Corp.
5.30%, 10/15/11	855,000	891,200
5.50%, 05/01/13	1,900,000	1,926,699
5.63%, 10/15/16	500,000	429,299
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,185,022
5.63%, 12/11/17	800,000	763,838

		32,023,510
BEVERAGES—1.90%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37(a)	228,000	199,361
Coca-Cola Co. (The)
3.63%, 03/15/14	300,000	302,308
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	1,600,000	1,828,015
8.50%, 02/01/22	171,000	213,432
Diageo Capital PLC
5.75%, 10/23/17(a)	1,126,000	1,139,489
5.88%, 09/30/36	228,000	214,625
Pepsi Bottling Group Inc.
7.00%, 03/01/29	285,000	309,763
PepsiCo Inc.
7.90%, 11/01/18	800,000	957,954

		5,164,947

BIOTECHNOLOGY—0.23%
Amgen Inc.
5.85%, 06/01/17	475,000	492,845
Genentech Inc.
5.25%, 07/15/35	137,000	120,608

		613,453
BUILDING MATERIALS—0.34%
CRH America Inc.
5.30%, 10/15/13	570,000	513,000
6.00%, 09/30/16	494,000	410,020

		923,020
CHEMICALS—0.76%
Dow Chemical Co. (The)
6.00%, 10/01/12(a)	627,000	620,730
9.40%, 05/15/39	400,000	398,838
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	228,000	229,144
6.00%, 07/15/18	779,000	819,804

		2,068,516
COMMERCIAL SERVICES—0.23%
McKesson Corp.
5.70%, 03/01/17	171,000	166,105
Stanford University
4.75%, 05/01/19	159,000	155,690
Western Union Co.
5.40%, 11/17/11	285,000	296,806

		618,601
COMPUTERS—1.49%
Hewlett-Packard Co.
6.13%, 03/01/14	1,600,000	1,753,013
International Business Machines Corp.
4.75%, 11/29/12	741,000	785,021
5.70%, 09/14/17	784,000	838,987
7.63%, 10/15/18	570,000	672,934

		4,049,955
COSMETICS & PERSONAL CARE—0.19%
Procter & Gamble Co. (The)
5.55%, 03/05/37	528,000	511,389

		511,389
DIVERSIFIED FINANCIAL SERVICES—18.57%
American Express Co.
6.80%, 09/01/16	228,000	150,480
7.00%, 03/19/18	756,000	723,968
American Express Credit Corp.
5.00%, 12/02/10	798,000	801,725
American Express Credit Corp. Series C
7.30%, 08/20/13	250,000	258,652
Associates Corp. of North America
6.95%, 11/01/18	855,000	771,814
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	228,000	231,840
5.70%, 11/15/14	570,000	586,140
6.95%, 08/10/12	1,600,000	1,719,953
Boeing Capital Corp.
6.10%, 03/01/11	399,000	425,379
6.50%, 02/15/12	800,000	864,650

BP Capital Markets PLC
5.25%, 11/07/13	400,000	425,155
Capital One Financial Corp.
5.70%, 09/15/11	570,000	577,563
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,393,045
5.50%, 04/11/13	2,647,000	2,527,442
6.00%, 10/31/33	855,000	631,017
6.50%, 08/19/13	500,000	493,647
Countrywide Financial Corp.
5.80%, 06/07/12	342,000	342,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16(a)	969,000	944,140
6.13%, 11/15/11	300,000	317,104
General Electric Capital Corp.
5.00%, 01/08/16	1,710,000	1,620,611
5.25%, 10/19/12	433,000	452,692
5.65%, 06/09/14	500,000	504,371
6.13%, 02/22/11	2,400,000	2,507,510
6.75%, 03/15/32	1,767,000	1,609,083
6.88%, 01/10/39	800,000	733,889
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	867,000	853,084
5.25%, 10/15/13	1,112,000	1,120,633
5.45%, 11/01/12	414,000	419,722
5.63%, 01/15/17	500,000	455,235
5.95%, 01/18/18	1,200,000	1,140,231
5.95%, 01/15/27	570,000	454,707
6.15%, 04/01/18	756,000	727,633
6.35%, 02/15/34	570,000	438,900
HSBC Finance Corp.
5.50%, 01/19/16	1,425,000	1,315,220
7.00%, 05/15/12(a)	1,915,000	1,984,220
International Lease Finance Corp.
5.35%, 03/01/12	250,000	195,000
5.63%, 09/20/13(a)	513,000	384,750
John Deere Capital Corp.
7.00%, 03/15/12	1,962,000	2,097,085
JPMorgan Chase & Co.
4.75%, 05/01/13	1,600,000	1,622,862
5.75%, 01/02/13	1,539,000	1,563,861
6.00%, 01/15/18	1,169,000	1,148,243
JPMorgan Chase Capital XV
5.88%, 03/15/35	912,000	703,430
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	674,412
6.05%, 08/15/12	1,600,000	1,561,130
6.40%, 08/28/17	1,026,000	929,909
6.88%, 04/25/18	775,000	726,303
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,195,502
5.75%, 10/18/16	1,254,000	1,187,612
6.63%, 04/01/18	832,000	821,350
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	410,000
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	933,796
Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	457,000	442,644
6.50%, 07/15/18	689,000	647,660
SLM Corp.
5.00%, 10/01/13	800,000	552,000
5.13%, 08/27/12	350,000	262,500

Svensk Exportkredit AB
4.50%, 09/27/10	684,000	712,167
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	300,000	234,000

		50,529,671
ELECTRIC—7.40%
AmerenEnergy Generating Co.
7.00%, 04/15/18	250,000	231,782
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	768,563
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	300,000	314,069
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	548,000	553,138
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	363,951
Consumers Energy Co.
6.70%, 09/15/19	250,000	267,848
Detroit Edison Co. (The)
5.70%, 10/01/37	200,000	183,526
Dominion Resources Inc.
5.15%, 07/15/15	867,000	852,744
Duke Capital LLC
6.25%, 02/15/13	1,004,000	984,502
Duke Energy Corp.
6.25%, 01/15/12(a)	285,000	303,368
6.30%, 02/01/14	1,600,000	1,730,486
Exelon Corp.
4.90%, 06/15/15	457,000	421,620
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	412,681
FirstEnergy Corp.
6.45%, 11/15/11	400,000	416,283
7.38%, 11/15/31	570,000	494,572
Florida Power & Light Co.
5.95%, 02/01/38	475,000	482,973
Florida Power Corp.
6.40%, 06/15/38	285,000	303,517
FPL Group Capital Inc.
5.63%, 09/01/11	285,000	303,230
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	250,000	258,588
6.13%, 04/01/36	1,138,000	1,066,505
Nisource Finance Corp.
6.40%, 03/15/18	800,000	688,940
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,038,000	1,046,772
6.25%, 03/01/39	200,000	206,082
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	257,757
Progress Energy Inc.
7.10%, 03/01/11	867,000	924,430
PSEG Power LLC
7.75%, 04/15/11	1,600,000	1,694,470
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	534,264
Sierra Pacific Power Co. Series P
6.75%, 07/01/37	300,000	269,657
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250,000	254,153
Southern California Edison Co.
6.00%, 01/15/34	457,000	461,188

Southern Power Co.
6.25%, 07/15/12	1,600,000	1,664,151
TXU Electric Delivery Co.
7.00%, 09/01/22	285,000	277,111
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	957,995
Xcel Energy Inc.
6.50%, 07/01/36	200,000	180,600

		20,131,516
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Emerson Electric Co.
5.00%, 04/15/19	300,000	298,405

		298,405
ELECTRONICS—0.29%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	788,111

		788,111
ENVIRONMENTAL CONTROL—0.41%
Allied Waste North America Inc.
6.88%, 06/01/17	800,000	768,000
Waste Management Inc.
6.10%, 03/15/18	250,000	233,542
7.00%, 07/15/28	114,000	101,109

		1,102,651
FOOD—2.78%
ConAgra Foods Inc.
7.00%, 04/15/19	300,000	319,352
General Mills Inc.
6.00%, 02/15/12	1,600,000	1,719,515
H.J. Heinz Co.
5.35%, 07/15/13	250,000	261,746
Kellogg Co. Series B
7.45%, 04/01/31	342,000	393,714
Kraft Foods Inc.
6.00%, 02/11/13	570,000	599,784
6.13%, 02/01/18	1,140,000	1,163,417
Kroger Co. (The)
5.50%, 02/01/13	285,000	295,996
7.50%, 01/15/14	800,000	893,853
Safeway Inc.
5.80%, 08/15/12	1,535,000	1,593,912
Unilever Capital Corp.
5.90%, 11/15/32	342,000	336,523

		7,577,812
FOREST PRODUCTS & PAPER—0.19%
International Paper Co.
7.95%, 06/15/18	347,000	319,240
Weyerhaeuser Co.
7.38%, 03/15/32	285,000	210,900

		530,140
GAS—0.69%
Sempra Energy
9.80%, 02/15/19	1,600,000	1,878,238

		1,878,238
HEALTH CARE - PRODUCTS—0.23%
Johnson & Johnson
5.15%, 08/15/12	570,000	613,525

		613,525

HEALTH CARE - SERVICES—0.99%
Aetna Inc.
6.63%, 06/15/36	800,000	700,467
UnitedHealth Group Inc.
5.80%, 03/15/36	274,000	203,591
6.00%, 02/15/18	741,000	696,954
WellPoint Inc.
5.00%, 01/15/11	912,000	920,081
6.38%, 06/15/37	200,000	169,151

		2,690,244
HOUSEHOLD PRODUCTS & WARES—0.51%
Clorox Co.
5.45%, 10/15/12	200,000	209,708
Fortune Brands Inc.
5.13%, 01/15/11	297,000	296,755
Kimberly-Clark Corp.
6.63%, 08/01/37	800,000	875,813

		1,382,276
INSURANCE—2.23%
Allstate Corp. (The)
5.55%, 05/09/35	570,000	453,046
American International Group Inc.
5.05%, 10/01/15	800,000	328,000
5.85%, 01/16/18	684,000	287,280
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	765,000	780,300
Chubb Corp.
5.75%, 05/15/18	800,000	810,110
Hartford Financial Services Group Inc.
4.63%, 07/15/13	200,000	170,000
ING Capital Funding Trust III
8.44%, 12/31/10	171,000	92,340
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	570,000	552,900
MetLife Inc.
5.00%, 06/15/15	1,140,000	1,073,654
Principal Financial Group Inc.
6.05%, 10/15/36	200,000	146,947
Prudential Financial Inc.
5.10%, 09/20/14	800,000	720,000
5.70%, 12/14/36	285,000	225,150
Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	289,596
Travelers Property Casualty Corp.
6.38%, 03/15/33	150,000	148,117

		6,077,440
IRON & STEEL—0.50%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	151,875
ArcelorMittal
5.38%, 06/01/13	800,000	728,000
Nucor Corp.
5.75%, 12/01/17	475,000	482,384

		1,362,259
LODGING—0.18%
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	480,000

		480,000

MACHINERY—0.41%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,109,191

		1,109,191
MANUFACTURING—0.68%
General Electric Co.
5.25%, 12/06/17	1,043,000	1,027,648
Honeywell International Inc.
4.25%, 03/01/13	300,000	308,379
5.00%, 02/15/19	250,000	248,684
Tyco International Finance SA
8.50%, 01/15/19	250,000	268,750

		1,853,461
MEDIA—3.77%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	867,000	960,510
Comcast Corp.
5.30%, 01/15/14	300,000	303,060
6.45%, 03/15/37	570,000	539,862
6.95%, 08/15/37	775,000	772,214
COX Communications Inc.
5.45%, 12/15/14	300,000	292,747
News America Inc.
5.30%, 12/15/14	867,000	867,048
6.65%, 11/15/37	751,000	643,138
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	769,721
Time Warner Cable Inc.
6.55%, 05/01/37	513,000	483,134
6.75%, 07/01/18	800,000	829,120
7.50%, 04/01/14	300,000	322,517
Time Warner Inc.
6.88%, 05/01/12(a)	457,000	476,836
7.70%, 05/01/32	1,137,000	1,037,461
Viacom Inc.
6.25%, 04/30/16	585,000	563,753
7.88%, 07/30/30	570,000	461,700
Walt Disney Co. (The)
6.38%, 03/01/12	867,000	942,481

		10,265,302
MINING—1.32%
Alcoa Inc.
5.55%, 02/01/17	171,000	138,510
5.95%, 02/01/37	171,000	112,860
6.00%, 07/15/13	800,000	768,000
Barrick Gold Corp.
6.95%, 04/01/19	200,000	214,417
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	891,668
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	475,000	470,250
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	200,000	211,500
Vale Overseas Ltd.
6.25%, 01/23/17	399,000	399,822
6.88%, 11/21/36	300,000	260,415
Vulcan Materials Co.
7.00%, 06/15/18	150,000	138,000

		3,605,442

MULTI-NATIONAL—4.97%
Asian Development Bank
3.63%, 09/05/13	950,000	973,750
European Investment Bank
2.63%, 05/16/11	1,910,000	1,953,682
3.25%, 02/15/11	500,000	515,195
3.25%, 10/14/11	442,000	460,595
5.13%, 05/30/17	3,710,000	3,983,389
Inter-American Development Bank
4.38%, 09/20/12	1,563,000	1,630,225
5.13%, 09/13/16	855,000	904,812
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000,000	996,850
3.50%, 10/08/13	400,000	411,804
International Finance Corp. Series G
3.00%, 04/22/14	800,000	774,872
Nordic Investment Bank
2.38%, 12/15/11	900,000	904,446

		13,509,620
OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	781,875
Xerox Corp.
6.88%, 08/15/11	570,000	580,978

		1,362,853
OIL & GAS—4.91%
Anadarko Petroleum Corp.
5.95%, 09/15/16	570,000	543,437
6.45%, 09/15/36	699,000	590,974
Apache Corp.
5.25%, 04/15/13	285,000	298,187
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	776,689
6.25%, 03/15/38	171,000	155,611
Chevron Corp.
3.95%, 03/03/14	400,000	412,260
ConocoPhillips
5.75%, 02/01/19	800,000	822,724
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,428,000	1,446,616
Devon Energy Corp.
7.95%, 04/15/32	570,000	629,290
EnCana Corp.
6.50%, 02/01/38	342,000	323,823
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	605,870
Hess Corp.
7.13%, 03/15/33	137,000	125,282
8.13%, 02/15/19	200,000	217,551
Marathon Oil Corp.
5.90%, 03/15/18	500,000	477,893
Nabors Industries Inc.
9.25%, 01/15/19(b)	225,000	245,668
Nexen Inc.
6.40%, 05/15/37	171,000	142,607
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	424,575
6.63%, 06/15/35	570,000	510,150

Petrobras International Finance Co.
5.88%, 03/01/18	400,000	382,956
Petro-Canada
9.25%, 10/15/21	350,000	377,652
Shell International Finance BV
6.38%, 12/15/38	800,000	861,283
StatoilHydro ASA
5.25%, 04/15/19	300,000	301,862
Suncor Energy Inc.
6.10%, 06/01/18	375,000	358,310
Transocean Inc.
6.00%, 03/15/18	371,000	371,753
Valero Energy Corp.
6.63%, 06/15/37	342,000	276,043
7.50%, 04/15/32	285,000	255,686
XTO Energy Inc.
6.10%, 04/01/36	114,000	103,837
6.50%, 12/15/18	800,000	830,566
6.75%, 08/01/37	500,000	495,079

		13,364,234
OIL & GAS SERVICES—0.32%
Halliburton Co.
6.15%, 09/15/19	150,000	159,161
Weatherford International Inc.
6.35%, 06/15/17	171,000	159,588
Weatherford International Ltd.
9.63%, 03/01/19	500,000	562,544

		881,293
PHARMACEUTICALS—2.79%
Abbott Laboratories
5.13%, 04/01/19	750,000	756,043
5.88%, 05/15/16	285,000	303,476
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	270,982
AstraZeneca PLC
5.90%, 09/15/17	457,000	482,421
6.45%, 09/15/37	800,000	862,624
Bristol-Myers Squibb Co.
5.88%, 11/15/36	285,000	282,949
Eli Lilly and Co.
5.55%, 03/15/37	228,000	214,826
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	684,000	726,035
Pfizer Inc.
5.35%, 03/15/15	300,000	323,974
7.20%, 03/15/39	500,000	561,723
Schering-Plough Corp.
5.55%, 12/01/13	800,000	848,972
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	274,919
Wyeth
5.50%, 02/01/14	867,000	923,776
5.95%, 04/01/37	775,000	766,802

		7,599,522
PIPELINES—1.53%
Energy Transfer Partners LP
9.00%, 04/15/19	300,000	331,629
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,653,000	1,554,549

6.50%, 02/01/37	399,000	335,433
6.75%, 03/15/11	171,000	179,255
ONEOK Partners LP
6.65%, 10/01/36	171,000	140,222
Plains All American Pipeline LP
8.75%, 05/01/19	200,000	217,695
Southern Natural Gas Co.
5.90%, 04/01/17(b)	228,000	210,867
TransCanada PipeLines Ltd.
6.20%, 10/15/37	457,000	415,879
6.50%, 08/15/18	300,000	311,136
Williams Companies Inc. (The)
8.75%, 03/15/32(a)	500,000	470,000

		4,166,665
REAL ESTATE—0.19%
ERP Operating LP
5.75%, 06/15/17(a)	457,000	415,861
Liberty Property LP
7.25%, 03/15/11	101,000	96,960

		512,821
REAL ESTATE INVESTMENT TRUSTS—0.53%
Boston Properties LP
6.25%, 01/15/13	150,000	142,500
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	222,500
ProLogis
5.63%, 11/15/16	285,000	219,450
Simon Property Group LP
5.10%, 06/15/15	285,000	250,800
6.13%, 05/30/18	665,000	605,150

		1,440,400
RETAIL—2.22%
Costco Wholesale Corp.
5.50%, 03/15/17	228,000	235,731
CVS Caremark Corp.
6.13%, 08/15/16	171,000	176,569
6.25%, 06/01/27(a)	758,000	743,720
Home Depot Inc.
5.40%, 03/01/16	570,000	558,341
McDonald’s Corp.
5.35%, 03/01/18	385,000	398,052
Staples Inc.
9.75%, 01/15/14	150,000	165,750
Target Corp.
6.00%, 01/15/18(a)	250,000	254,720
6.35%, 11/01/32	457,000	416,753
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,140,000	1,200,572
5.25%, 09/01/35	285,000	261,174
6.50%, 08/15/37	798,000	854,343
Yum! Brands Inc.
6.25%, 03/15/18	800,000	785,706

		6,051,431
SOFTWARE—0.22%
Oracle Corp.
5.25%, 01/15/16	570,000	590,308

		590,308

TELECOMMUNICATIONS—9.55%
America Movil SA de CV
5.50%, 03/01/14	300,000	301,113
AT&T Inc.
4.95%, 01/15/13	1,544,000	1,561,850
6.30%, 01/15/38	171,000	161,739
6.50%, 09/01/37	800,000	767,214
6.55%, 02/15/39	300,000	295,014
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,088,000	1,182,081
BellSouth Corp.
6.00%, 11/15/34	570,000	504,018
British Telecom PLC
9.13%, 12/15/30	228,000	238,536
British Telecommunications PLC
5.95%, 01/15/18	300,000	262,718
Cisco Systems Inc.
5.25%, 02/22/11	300,000	317,627
5.50%, 02/22/16	297,000	311,966
5.90%, 02/15/39	250,000	242,216
Deutsche Telekom International Finance AG
8.50%, 06/15/10	741,000	783,742
8.75%, 06/15/30	471,000	553,588
Embarq Corp.
7.08%, 06/01/16	500,000	492,500
France Telecom SA
8.50%, 03/01/31	570,000	731,167
Motorola Inc.
8.00%, 11/01/11	1,600,000	1,600,000
Qwest Corp.
6.88%, 09/15/33	57,000	39,900
8.38%, 05/01/16(b)	300,000	295,500
8.88%, 03/15/12	228,000	230,280
Rogers Communications Inc.
6.80%, 08/15/18	300,000	318,529
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	177,898
Royal KPN NV
8.38%, 10/01/30	500,000	553,070
SBC Communications Inc.
5.10%, 09/15/14	800,000	828,088
5.88%, 02/01/12(a)	1,140,000	1,180,394
Telecom Italia Capital SA
5.25%, 11/15/13	665,000	639,503
7.72%, 06/04/38	300,000	288,066
Telefonica Europe BV
7.75%, 09/15/10	950,000	1,004,399
8.25%, 09/15/30	570,000	660,176
Verizon Communications Inc.
5.25%, 04/15/13(a)	800,000	835,555
5.55%, 02/15/16	570,000	587,026
6.10%, 04/15/18	770,000	803,769
6.40%, 02/15/38	250,000	241,136
8.75%, 11/01/18	1,600,000	1,916,951
Verizon Global Funding Corp.
7.25%, 12/01/10	855,000	913,450
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	2,000,000	2,117,717
Vodafone Group PLC
5.00%, 12/16/13(a)	1,497,000	1,565,015
5.75%, 03/15/16	457,000	473,338

		25,976,849

TRANSPORTATION—1.90%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	399,000	367,747
CSX Corp.
6.75%, 03/15/11	570,000	597,515
7.45%, 04/01/38	300,000	279,002
Norfolk Southern Corp.
7.05%, 05/01/37	137,000	143,399
7.70%, 05/15/17	300,000	322,683
Union Pacific Corp.
7.88%, 01/15/19	1,600,000	1,777,354
United Parcel Service Inc.
4.50%, 01/15/13	1,600,000	1,676,235

		5,163,935

TOTAL CORPORATE BONDS & NOTES
(Cost: $242,631,048)		245,850,901

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.23%
Brazil (Federative Republic of)
7.13%, 01/20/37	1,007,000	1,068,930
7.88%, 03/07/15	150,000	169,125
8.00%, 01/15/18(a)	2,057,000	2,293,555
11.00%, 08/17/15	707,000	923,342
Export Development Canada
3.13%, 04/24/14	600,000	585,312
Hydro-Quebec
8.05%, 07/07/24	935,000	1,131,060
Italy (Republic of)
4.50%, 01/21/15	1,600,000	1,612,000
5.25%, 09/20/16	200,000	202,194
6.00%, 02/22/11	1,425,000	1,486,332
Korea (Republic of)
5.75%, 04/16/14	500,000	511,711
Ontario (Province of)
2.75%, 02/22/11(a)	1,525,000	1,535,876
Peru (Republic of)
6.55%, 03/14/37	1,200,000	1,155,000
Quebec (Province of)
5.00%, 03/01/16	570,000	567,750
5.13%, 11/14/16	188,000	186,922
7.50%, 09/15/29	570,000	663,692
United Mexican States
5.63%, 01/15/17	800,000	814,000
6.38%, 01/16/13	867,000	929,424
7.50%, 04/08/33	1,045,000	1,125,988

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $17,003,889)		16,962,213

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—1.02%

CALIFORNIA—0.35%
California State, General Obligations Unlimited
7.55%, 04/01/39	995,000	961,747

		961,747

ILLINOIS—0.57%
Illinois State
5.10%, 06/01/33	1,785,000	1,553,361

		1,553,361
NEW JERSEY—0.10%
New Jersey State Turnpike Authority Revenue
7.41%, 01/01/40	235,000	260,904

		260,904

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,906,022)		2,776,012

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.55%

MONEY MARKET FUNDS—4.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	9,083,692	9,083,692
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	1,350,873	1,350,873
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	1,931,179	1,931,179

		12,365,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,365,744)		12,365,744

TOTAL INVESTMENTS IN SECURITIES—102.16%
(Cost: $274,906,703)		277,954,870
Other Assets, Less Liabilities—(2.16)%		(5,888,339)

NET ASSETS—100.00%		$272,066,531

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—35.50%

AEROSPACE & DEFENSE—0.18%
Lockheed Martin Corp.
6.15%, 09/01/36	$110,000	$108,866
United Technologies Corp.
6.05%, 06/01/36	110,000	108,872

		217,738
AGRICULTURE—0.52%
Altria Group Inc.
10.20%, 02/06/39	250,000	280,025
Archer-Daniels-Midland Co.
5.38%, 09/15/35	66,000	59,147
Philip Morris International Inc.
5.65%, 05/16/18	250,000	253,174
Reynolds American Inc.
7.25%, 06/15/37	55,000	42,350

		634,696
AUTO MANUFACTURERS—0.36%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	440,000	436,700

		436,700
BANKS—4.05%
Bank of America Corp.
4.50%, 08/01/10	869,000	872,142
4.88%, 01/15/13	220,000	212,046
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	250,000	250,566
BB&T Corp.
6.85%, 04/30/19	200,000	196,911
Deutsche Bank AG London
6.00%, 09/01/17	220,000	219,010
HSBC Holdings PLC
6.50%, 05/02/36(a)	220,000	195,194
KfW
4.25%, 06/15/10	110,000	111,806
5.13%, 03/14/16	660,000	700,979
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	220,000	225,938
National City Corp.
4.90%, 01/15/15	250,000	215,753
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	440,000	325,242
US Bank N.A.
4.80%, 04/15/15	200,000	195,309
Wachovia Corp.
5.30%, 10/15/11	330,000	343,972
5.75%, 06/15/17(a)	550,000	522,213
Wells Fargo & Co.
4.88%, 01/12/11	369,000	378,783

		4,965,864

BEVERAGES—0.47%
Coca-Cola Co. (The)
5.35%, 11/15/17	275,000	286,988
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	66,000	82,377
Diageo Capital PLC
5.88%, 09/30/36	88,000	82,838
Pepsi Bottling Group Inc.
7.00%, 03/01/29	110,000	119,558

		571,761
BIOTECHNOLOGY—0.21%
Amgen Inc.
5.70%, 02/01/19	250,000	258,066

		258,066
BUILDING MATERIALS—0.16%
CRH America Inc.
5.30%, 10/15/13	220,000	198,000

		198,000
CHEMICALS—0.43%
Dow Chemical Co. (The)
6.00%, 10/01/12	440,000	435,600
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	88,000	88,441

		524,041
COMMERCIAL SERVICES—0.14%
McKesson Corp.
5.70%, 03/01/17	66,000	64,111
Western Union Co.
5.40%, 11/17/11	110,000	114,557

		178,668
COMPUTERS—0.44%
Hewlett-Packard Co.
4.75%, 06/02/14(a)	300,000	313,593
International Business Machines Corp.
4.75%, 11/29/12	220,000	233,070

		546,663
COSMETICS & PERSONAL CARE—0.04%
Procter & Gamble Co. (The)
5.55%, 03/05/37	55,000	53,270

		53,270
DIVERSIFIED FINANCIAL SERVICES—6.38%
American Express Co.
6.80%, 09/01/16	88,000	58,080
8.15%, 03/19/38	330,000	327,108
Associates Corp. of North America
6.95%, 11/01/18	330,000	297,893
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	220,000	226,229
Capital One Financial Corp.
5.70%, 09/15/11	220,000	222,919
Citigroup Inc.
5.13%, 02/14/11	250,000	246,784
6.00%, 10/31/33	220,000	162,367
8.50%, 05/22/19	250,000	259,018

Countrywide Financial Corp.
5.80%, 06/07/12	110,000	110,000
Credit Suisse (USA) Inc.
5.25%, 03/02/11	250,000	257,686
5.38%, 03/02/16(a)	242,000	235,791
General Electric Capital Corp.
5.63%, 09/15/17(a)	330,000	317,430
5.88%, 01/14/38	220,000	177,496
6.75%, 03/15/32	308,000	280,474
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	319,000	313,880
6.75%, 10/01/37	400,000	335,398
6.88%, 01/15/11	300,000	315,697
HSBC Finance Corp.
5.50%, 01/19/16	550,000	507,629
International Lease Finance Corp.
5.63%, 09/20/13	187,000	140,250
John Deere Capital Corp.
7.00%, 03/15/12	165,000	176,360
JPMorgan Chase & Co.
5.38%, 10/01/12	330,000	346,603
5.75%, 01/02/13	330,000	335,331
JPMorgan Chase Capital XV
5.88%, 03/15/35	495,000	381,796
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	220,000	214,655
6.40%, 08/28/17	330,000	299,093
Morgan Stanley
5.05%, 01/21/11	220,000	223,009
5.75%, 10/18/16	605,000	572,971
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	319,000	343,576
SLM Corp.
5.38%, 05/15/14	220,000	147,400

		7,832,923
ELECTRIC—3.22%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,265,000	1,307,301
Constellation Energy Group Inc.
4.55%, 06/15/15	165,000	138,368
Dominion Resources Inc.
5.15%, 07/15/15	319,000	313,755
Duke Capital LLC
6.25%, 02/15/13	165,000	161,796
Duke Energy Corp.
6.25%, 01/15/12	110,000	117,089
Exelon Corp.
4.90%, 06/15/15	176,000	162,375
Exelon Generation Co. LLC
5.35%, 01/15/14	165,000	156,895
FirstEnergy Corp.
7.38%, 11/15/31	220,000	190,887
FPL Group Capital Inc.
5.63%, 09/01/11	110,000	117,036
Indiana Michigan Power Co.
7.00%, 03/15/19	200,000	207,595
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	220,000	206,178
Pacific Gas and Electric Co.
4.80%, 03/01/14	198,000	199,673

Progress Energy Inc.
7.10%, 03/01/11	319,000	340,131
PSEG Power LLC
8.63%, 04/15/31	66,000	72,191
Southern California Edison Co.
6.00%, 01/15/34	154,000	155,411
TXU Electric Delivery Co.
7.00%, 09/01/22	110,000	106,955

		3,953,636
ENVIRONMENTAL CONTROL—0.03%
Waste Management Inc.
7.00%, 07/15/28	44,000	39,024

		39,024
FOOD—0.46%
Kraft Foods Inc.
6.25%, 06/01/12	220,000	233,236
Kroger Co. (The)
5.50%, 02/01/13	110,000	114,244
Unilever Capital Corp.
5.90%, 11/15/32	220,000	216,477

		563,957
FOREST PRODUCTS & PAPER—0.13%
Weyerhaeuser Co.
7.38%, 03/15/32	220,000	162,800

		162,800
GAS—0.04%
ONEOK Inc.
6.00%, 06/15/35	66,000	49,751

		49,751
HEALTH CARE - SERVICES—0.51%
UnitedHealth Group Inc.
5.38%, 03/15/16	250,000	229,983
5.80%, 03/15/36	55,000	40,867
WellPoint Inc.
5.00%, 01/15/11	352,000	355,119

		625,969
HOUSEHOLD PRODUCTS & WARES—0.33%
Fortune Brands Inc.
5.13%, 01/15/11	110,000	109,909
Kimberly-Clark Corp.
6.13%, 08/01/17	275,000	301,920

		411,829
INSURANCE—0.91%
Allstate Corp. (The)
5.55%, 05/09/35	220,000	174,860
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	220,000	225,221
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	220,000	213,400
MetLife Inc.
5.00%, 06/15/15	440,000	414,393
Prudential Financial Inc.
5.70%, 12/14/36	110,000	86,900

		1,114,774
MACHINERY—0.35%
Caterpillar Inc.
5.70%, 08/15/16	440,000	428,109

		428,109

MANUFACTURING—0.37%
General Electric Co.
5.00%, 02/01/13	440,000	451,096

		451,096
MEDIA—1.83%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	319,000	353,406
Comcast Corp.
6.45%, 03/15/37	220,000	208,368
News America Inc.
5.30%, 12/15/14	319,000	319,018
Time Warner Cable Inc.
6.55%, 05/01/37	88,000	82,877
7.50%, 04/01/14	250,000	268,764
Time Warner Inc.
6.88%, 05/01/12(a)	176,000	183,638
7.70%, 05/01/32	220,000	200,740
Viacom Inc.
6.25%, 04/30/16	110,000	106,005
7.88%, 07/30/30	220,000	178,200
Walt Disney Co. (The)
6.38%, 03/01/12	319,000	346,772

		2,247,788
MINING—1.14%
Alcoa Inc.
5.55%, 02/01/17	66,000	53,460
5.95%, 02/01/37	66,000	43,560
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	319,000	328,076
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	660,000	653,400
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	150,000	158,625
Vale Overseas Ltd.
6.25%, 01/23/17	165,000	165,340

		1,402,461
MULTI-NATIONAL—2.26%
Asian Development Bank
2.75%, 05/21/14	500,000	490,455
European Investment Bank
2.63%, 05/16/11	1,200,000	1,227,444
4.63%, 05/15/14	660,000	704,029
Inter-American Development Bank
5.13%, 09/13/16	330,000	349,226

		2,771,154
OFFICE & BUSINESS EQUIPMENT—0.18%
Xerox Corp.
6.88%, 08/15/11	220,000	224,237

		224,237
OIL & GAS—1.73%
Anadarko Petroleum Corp.
5.95%, 09/15/16	220,000	209,747
Apache Corp.
5.25%, 04/15/13	110,000	115,090

Canadian Natural Resources Ltd.
6.25%, 03/15/38	66,000	60,061
ConocoPhillips Holding Co.
6.95%, 04/15/29	440,000	445,736
Devon Energy Corp.
7.95%, 04/15/32	220,000	242,884
Enterprise Products Operating LP
5.60%, 10/15/14	242,000	233,845
Hess Corp.
7.13%, 03/15/33	55,000	50,295
Pemex Project Funding Master Trust
6.63%, 06/15/35	220,000	196,900
Shell International Finance BV
6.38%, 12/15/38	250,000	269,151
Valero Energy Corp.
7.50%, 04/15/32	110,000	98,686
XTO Energy Inc.
6.38%, 06/15/38	220,000	207,469

		2,129,864
PHARMACEUTICALS—2.16%
Abbott Laboratories
5.60%, 05/15/11	275,000	294,304
5.88%, 05/15/16	110,000	117,131
AmerisourceBergen Corp.
5.88%, 09/15/15	110,000	104,590
AstraZeneca PLC
5.40%, 09/15/12	220,000	233,230
Bristol-Myers Squibb Co.
5.88%, 11/15/36	110,000	109,208
Eli Lilly and Co.
5.55%, 03/15/37	88,000	82,915
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	935,000	977,155
Pfizer Inc.
7.20%, 03/15/39	250,000	280,862
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	110,000	106,109
Wyeth
5.50%, 02/01/14	319,000	339,890

		2,645,394
PIPELINES—0.33%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	154,000	129,465
6.75%, 03/15/11	55,000	57,655
TransCanada PipeLines Ltd.
7.13%, 01/15/19	200,000	217,491

		404,611
REAL ESTATE INVESTMENT TRUSTS—0.52%
ProLogis
5.63%, 11/15/16	110,000	84,700
Simon Property Group LP
5.60%, 09/01/11	550,000	555,500

		640,200
RETAIL—1.46%
Costco Wholesale Corp.
5.50%, 03/15/17	88,000	90,984
CVS Caremark Corp.
6.13%, 08/15/16	66,000	68,149

Home Depot Inc.
5.40%, 03/01/16	220,000	215,500
5.88%, 12/16/36	275,000	218,515
Target Corp.
7.00%, 01/15/38	330,000	328,825
Wal-Mart Stores Inc.
4.55%, 05/01/13	825,000	868,835

		1,790,808
SOFTWARE—0.19%
Oracle Corp.
5.25%, 01/15/16	220,000	227,838

		227,838
TELECOMMUNICATIONS—3.34%
AT&T Wireless Services Inc.
7.88%, 03/01/11	440,000	478,048
BellSouth Corp.
6.00%, 11/15/34	220,000	194,533
British Telecom PLC
9.13%, 12/15/30	88,000	92,066
Cisco Systems Inc.
5.50%, 02/22/16	110,000	115,543
Deutsche Telekom International Finance AG
8.50%, 06/15/10	275,000	290,863
8.75%, 06/15/30	66,000	77,573
Embarq Corp.
7.08%, 06/01/16	220,000	216,700
France Telecom SA
8.50%, 03/01/31	220,000	282,205
Qwest Corp.
6.88%, 09/15/33	33,000	23,100
8.88%, 03/15/12	88,000	88,880
Rogers Wireless Inc.
6.38%, 03/01/14	66,000	68,662
SBC Communications Inc.
5.88%, 02/01/12	440,000	455,590
Telecom Italia Capital SA
5.25%, 10/01/15	250,000	231,290
Telefonica Europe BV
8.25%, 09/15/30	220,000	254,805
Verizon Communications Inc.
5.55%, 02/15/16	220,000	226,571
7.35%, 04/01/39	200,000	211,865
Verizon Global Funding Corp.
7.25%, 12/01/10	319,000	340,808
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	250,000	264,715
Vodafone Group PLC
5.75%, 03/15/16	176,000	182,292

		4,096,109
TRANSPORTATION—0.63%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	220,000	202,768
CSX Corp.
6.75%, 03/15/11	220,000	230,620
Norfolk Southern Corp.
7.05%, 05/01/37	55,000	57,569
Union Pacific Corp.
7.88%, 01/15/19	250,000	277,711

		768,668

TOTAL CORPORATE BONDS & NOTES
(Cost: $43,889,657)		43,568,467

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—3.24%
Brazil (Federative Republic of)
8.00%, 01/15/18	935,000	1,042,525
Italy (Republic of)
6.00%, 02/22/11	1,100,000	1,147,344
Ontario (Province of)
4.95%, 11/28/16	480,000	488,460
Quebec (Province of)
5.00%, 03/01/16	220,000	219,132
7.50%, 09/15/29	220,000	256,162
United Mexican States
6.38%, 01/16/13	319,000	341,968
7.50%, 04/08/33	440,000	474,100

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,003,076)		3,969,691

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.31%

ILLINOIS—0.31%
Illinois State
5.10%, 06/01/33	440,000	382,901

		382,901

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $410,441)		382,901

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—59.68%

U.S. GOVERNMENT AGENCY OBLIGATIONS—15.21%
Federal Home Loan Bank
1.63%, 01/21/11(a)	4,800,000	4,856,662
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	2,760,000	2,800,556
4.50%, 01/15/13(a)	2,970,000	3,230,340
4.50%, 01/15/15	1,500,000	1,621,260
4.88%, 06/13/18	504,000	540,354
6.25%, 07/15/32(a)	1,035,000	1,222,573
Federal National Mortgage Association
2.75%, 03/13/14	2,520,000	2,528,784
5.00%, 04/15/15(a)	1,680,000	1,861,288

		18,661,817

U.S. GOVERNMENT OBLIGATIONS—44.47%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	1,260,000	1,267,157
7.63%, 02/15/25(a)	6,120,000	8,513,961
8.13%, 08/15/19(a)	2,160,000	2,963,628
U.S. Treasury Notes
1.25%, 11/30/10(a)	12,396,000	12,501,987
1.38%, 04/15/12(a)	7,260,000	7,268,131
4.63%, 12/31/11	6,867,000	7,468,755
4.63%, 11/15/16(a)	8,088,000	8,914,917
4.75%, 05/15/14(a)	5,100,000	5,678,442

		54,576,978

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $72,019,085)		73,238,795

Security	Shares	Value

SHORT-TERM INVESTMENTS—40.43%

MONEY MARKET FUNDS—40.43%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	42,061,878	42,061,878
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	6,266,630	6,266,630
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	1,279,501	1,279,501

		49,608,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,608,009)		49,608,009

TOTAL INVESTMENTS IN SECURITIES—139.16%
(Cost: $169,930,268)		170,767,863
Other Assets, Less Liabilities—(39.16)%		(48,055,169)

NET ASSETS—100.00%		$122,712,694

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—91.35%

AEROSPACE & DEFENSE—0.68%
Boeing Co. (The)
6.00%, 03/15/19	$2,550,000	$2,691,006
General Dynamics Corp.
5.25%, 02/01/14	1,174,000	1,248,727
Raytheon Co.
4.85%, 01/15/11	2,000,000	2,086,419
United Technologies Corp.
6.13%, 02/01/19	1,711,000	1,834,050

		7,860,202
AGRICULTURE—0.65%
Altria Group Inc.
9.70%, 11/10/18	2,555,000	2,871,579
Philip Morris International Inc.
5.65%, 05/16/18	3,333,000	3,375,321
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,229,460

		7,476,360
AUTO MANUFACTURERS—0.29%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	3,333,000	3,308,002

		3,308,002
BANKS—14.12%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	4,950,188
Banco Santander Central Hispano Issuances Ltd.
7.63%, 09/14/10	4,250,000	4,364,147
Bank of America Corp.
4.50%, 08/01/10	2,952,000	2,962,675
4.88%, 01/15/13	11,720,000	11,296,249
5.65%, 05/01/18(a)	6,475,000	5,815,242
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	3,333,000	3,525,437
BB&T Corp.
5.20%, 12/23/15(a)	1,137,000	1,015,926
5.70%, 04/30/14	2,400,000	2,394,996
Comerica Bank
5.20%, 08/22/17	2,400,000	1,740,222
Credit Suisse New York
5.00%, 05/15/13	2,750,000	2,730,656
Deutsche Bank AG London
6.00%, 09/01/17(a)	5,004,000	4,981,475
Export-Import Bank of Korea
8.13%, 01/21/14	3,150,000	3,447,738
Fifth Third Bancorp
6.25%, 05/01/13	1,500,000	1,440,000

HSBC Holdings PLC
5.25%, 12/12/12	1,711,000	1,746,930
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341,000	6,111,815
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,200,421
5.70%, 08/15/12	1,200,000	1,128,000
KfW
3.50%, 03/10/14(a)	9,350,000	9,502,592
4.25%, 06/15/10	20,092,000	20,421,910
4.50%, 07/16/18	8,047,000	8,187,097
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,172,209
Marshall & Ilsley Corp.
5.35%, 04/01/11	2,000,000	1,759,160
Mellon Funding Corp.
6.40%, 05/14/11	2,700,000	2,892,763
National City Corp.
4.90%, 01/15/15(a)	1,322,000	1,140,901
Northern Trust Corp.
4.63%, 05/01/14	1,000,000	1,016,524
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	3,333,000	3,483,818
5.00%, 04/25/17	1,800,000	1,817,586
PNC Funding Corp.
5.25%, 11/15/15	3,537,000	3,099,444
Regions Bank
7.50%, 05/15/18	1,000,000	842,868
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,333,000	2,463,710
State Street Corp.
4.30%, 05/30/14	1,500,000	1,500,081
SunTrust Bank
6.00%, 09/11/17	750,000	661,650
6.38%, 04/01/11	1,711,000	1,716,673
UBS AG Stamford
5.88%, 12/20/17	5,033,000	4,532,485
US Bank N.A.
4.80%, 04/15/15	3,692,000	3,605,402
Wachovia Bank N.A.
4.88%, 02/01/15	6,692,000	5,972,452
Wachovia Capital Trust III
5.80%, 03/15/11	1,200,000	720,000
Wachovia Corp.
5.30%, 10/15/11	3,333,000	3,474,115
5.63%, 10/15/16	2,750,000	2,361,146
5.75%, 02/01/18	400,000	378,585
Wells Fargo & Co.
4.88%, 01/12/11	10,397,000	10,672,648
5.63%, 12/11/17	3,897,000	3,720,845

		162,968,781
BEVERAGES—1.62%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	2,500,931
Bottling Group LLC
5.50%, 04/01/16	1,322,000	1,362,201
Coca-Cola Co. (The)
5.35%, 11/15/17	2,500,000	2,608,986
Coca-Cola Enterprises Inc.
7.38%, 03/03/14	3,400,000	3,884,533
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,311,694

PepsiCo Inc.
4.65%, 02/15/13	3,333,000	3,482,862
7.90%, 11/01/18	1,322,000	1,583,019

		18,734,226
BIOTECHNOLOGY—0.15%
Amgen Inc.
5.70%, 02/01/19	1,711,000	1,766,202

		1,766,202
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,499,400
Lafarge SA
6.15%, 07/15/11	750,000	727,500

		2,226,900
CHEMICALS—1.15%
Dow Chemical Co. (The)
6.00%, 10/01/12(a)	1,322,000	1,308,780
7.60%, 05/15/14	900,000	905,509
8.55%, 05/15/19	1,320,000	1,300,991
E.I. du Pont de Nemours and Co.
5.00%, 01/15/13	1,666,000	1,730,226
5.88%, 01/15/14	3,400,000	3,644,356
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,170,958
PPG Industries Inc.
6.65%, 03/15/18	584,000	590,950
Praxair Inc.
5.25%, 11/15/14	1,666,000	1,746,469
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	914,199

		13,312,438
COMMERCIAL SERVICES—0.54%
Duke University
4.20%, 04/01/14	1,554,000	1,584,564
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,570,715
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	1,617,000	1,358,280
Stanford University
4.75%, 05/01/19	318,000	311,381
Western Union Co.
5.40%, 11/17/11	1,322,000	1,376,765

		6,201,705
COMPUTERS—1.12%
Hewlett-Packard Co.
6.13%, 03/01/14	5,388,000	5,903,270
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,531,007
7.63%, 10/15/18	2,990,000	3,529,950

		12,964,227
COSMETICS & PERSONAL CARE—0.19%
Procter & Gamble Co. (The)
4.60%, 01/15/14	1,174,000	1,231,257
4.70%, 02/15/19	1,000,000	987,016

		2,218,273

DIVERSIFIED FINANCIAL SERVICES—19.96%
American Express Co.
4.88%, 07/15/13	1,666,000	1,578,071
6.80%, 09/01/16	1,322,000	872,520
7.00%, 03/19/18	1,800,000	1,723,733
8.13%, 05/20/19	1,000,000	1,024,371
American Express Credit Corp.
5.00%, 12/02/10	800,000	803,734
Ameriprise Financial Inc.
5.65%, 11/15/15	1,200,000	1,118,816
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	1,666,000	1,694,061
5.70%, 11/15/14(a)	3,333,000	3,427,375
7.25%, 02/01/18	1,666,000	1,717,739
Boeing Capital Corp.
6.10%, 03/01/11	2,325,000	2,478,714
BP Capital Markets PLC
5.25%, 11/07/13	6,012,000	6,390,077
Capital One Financial Corp.
5.70%, 09/15/11	5,133,000	5,201,104
Citigroup Inc.
5.00%, 09/15/14	1,510,000	1,314,686
5.50%, 04/11/13	14,656,000	13,994,027
6.13%, 11/21/17	6,010,000	5,387,805
6.50%, 01/18/11	4,500,000	4,539,273
CME Group Inc.
5.75%, 02/15/14	1,600,000	1,711,936
Countrywide Financial Corp.
5.80%, 06/07/12	1,985,000	1,985,000
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	1,617,000	1,002,540
Credit Suisse (USA) Inc.
5.38%, 03/02/16(a)	5,004,000	4,875,623
6.13%, 11/15/11	4,500,000	4,756,561
Eksportfinans A/S
5.50%, 06/26/17	1,000,000	988,000
General Electric Capital Corp.
5.00%, 01/08/16(a)	10,035,000	9,510,425
5.25%, 10/19/12	9,616,000	10,053,313
5.88%, 02/15/12	4,000,000	4,148,297
6.13%, 02/22/11	5,400,000	5,641,898
Genworth Global Funding Trusts
5.13%, 03/15/11	1,800,000	1,673,351
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	6,692,000	6,584,587
5.35%, 01/15/16	2,000,000	1,906,736
6.15%, 04/01/18	8,706,000	8,379,324
6.60%, 01/15/12	3,250,000	3,383,906
6.88%, 01/15/11	5,816,000	6,120,311
HSBC Finance Corp.
5.25%, 01/14/11	2,400,000	2,423,776
5.50%, 01/19/16	4,035,000	3,724,150
6.38%, 10/15/11	3,500,000	3,651,904
International Lease Finance Corp.
6.38%, 03/25/13(a)	4,683,000	3,559,080
Jefferies Group Inc.
5.50%, 03/15/16	800,000	652,200
John Deere Capital Corp.
7.00%, 03/15/12	7,713,000	8,244,044
JPMorgan Chase & Co.
5.75%, 01/02/13	10,392,000	10,559,873
6.00%, 01/15/18	1,800,000	1,768,038
6.30%, 04/23/19	1,750,000	1,747,514
6.75%, 02/01/11(a)	3,600,000	3,762,296

Merrill Lynch & Co. Inc.
5.45%, 07/15/14	6,692,000	6,090,644
6.05%, 08/15/12	4,500,000	4,390,679
6.88%, 04/25/18	4,338,000	4,065,424
Morgan Stanley
4.75%, 04/01/14	5,343,000	4,887,737
5.30%, 03/01/13	4,250,000	4,242,736
5.75%, 10/18/16	2,325,000	2,201,912
6.00%, 05/13/14	1,000,000	1,010,673
6.60%, 04/01/12	1,137,000	1,198,112
6.63%, 04/01/18	4,333,000	4,277,535
6.75%, 04/15/11	8,283,000	8,486,556
7.30%, 05/13/19	1,000,000	1,030,689
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	1,024,000	839,680
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	3,333,000	3,589,782
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	5,343,000	5,022,420
SLM Corp.
5.00%, 10/01/13	2,990,000	2,063,100
5.13%, 08/27/12	750,000	562,500
8.45%, 06/15/18	916,000	614,696
Svensk Exportkredit AB
4.50%, 09/27/10	5,004,000	5,210,065
UFJ Finance Aruba AEC
6.75%, 07/15/13	4,250,000	4,505,000

		230,370,729
ELECTRIC—6.15%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	3,841,921
Arizona Public Service Co.
5.80%, 06/30/14	2,000,000	1,911,167
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	1,000,000	995,992
7.00%, 03/01/14	584,000	611,389
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	1,174,000	1,316,621
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	2,795,041
Consumers Energy Co.
6.13%, 03/15/19	750,000	769,712
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	3,932,261
DTE Energy Co.
7.05%, 06/01/11	1,174,000	1,204,127
Duke Capital LLC
6.25%, 02/15/13	3,333,000	3,268,274
Duke Energy Corp.
6.25%, 01/15/12	1,322,000	1,407,202
7.00%, 11/15/18	2,330,000	2,664,719
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,074,969
Exelon Generation Co. LLC
5.35%, 01/15/14	3,333,000	3,169,273
FirstEnergy Corp.
6.45%, 11/15/11	4,774,000	4,968,342
Florida Power Corp.
5.65%, 06/15/18	3,033,000	3,181,997
FPL Group Capital Inc.
6.65%, 06/15/17	768,000	583,680

7.88%, 12/15/15	1,174,000	1,341,387
Kansas City Power & Light Co.
7.15%, 04/01/19	1,600,000	1,654,671
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,397,774
National Grid PLC
6.30%, 08/01/16	3,333,000	3,367,342
Nevada Power Co.
7.13%, 03/15/19	1,000,000	1,025,031
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	3,672,000
Pacific Gas and Electric Co.
4.80%, 03/01/14	6,692,000	6,748,555
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	258,704
6.30%, 07/15/13	2,000,000	2,032,503
PSEG Power LLC
6.95%, 06/01/12(a)	584,000	606,339
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,249,531
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,362,783
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,172,358
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,328,470
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,016,335

		70,930,470
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Emerson Electric Co.
4.13%, 04/15/15	2,400,000	2,397,024
5.25%, 10/15/18	584,000	587,467

		2,984,491
ELECTRONICS—0.20%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	2,325,000	2,290,449

		2,290,449
ENVIRONMENTAL CONTROL—0.22%
Allied Waste North America Inc.
6.88%, 06/01/17	584,000	560,640
7.25%, 03/15/15	689,000	682,110
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,246,183

		2,488,933
FOOD—2.00%
ConAgra Foods Inc.
5.88%, 04/15/14	2,400,000	2,505,630
General Mills Inc.
5.65%, 02/15/19	2,048,000	2,083,206
6.00%, 02/15/12	1,322,000	1,420,750
H.J. Heinz Co.
5.35%, 07/15/13	1,000,000	1,046,984
Kellogg Co.
6.60%, 04/01/11	3,150,000	3,396,127
Kraft Foods Inc.
6.00%, 02/11/13	4,683,000	4,927,696
6.13%, 02/01/18	1,076,000	1,098,102

Kroger Co. (The)
6.80%, 04/01/11	3,243,000	3,438,681
Safeway Inc.
5.80%, 08/15/12	1,048,000	1,088,221
Sara Lee Corp.
6.25%, 09/15/11	979,000	1,033,800
Unilever Capital Corp.
7.13%, 11/01/10	979,000	1,050,507

		23,089,704
FOREST PRODUCTS & PAPER—0.33%
International Paper Co.
7.40%, 06/15/14	1,076,000	1,054,480
7.95%, 06/15/18	1,174,000	1,080,080
Weyerhaeuser Co.
6.75%, 03/15/12	1,666,000	1,649,246

		3,783,806
GAS—0.37%
Atmos Energy Corp.
7.38%, 05/15/11	2,000,000	2,120,879
Sempra Energy
6.15%, 06/15/18	2,284,000	2,160,092

		4,280,971
HEALTH CARE - PRODUCTS—0.55%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	2,851,325
Covidien International Finance SA
6.00%, 10/15/17	1,000,000	1,035,254
Johnson & Johnson
5.15%, 08/15/12	2,325,000	2,502,535

		6,389,114
HEALTH CARE - SERVICES—0.91%
Aetna Inc.
6.00%, 06/15/16	1,600,000	1,580,268
Coventry Health Care Inc.
5.95%, 03/15/17	800,000	600,000
Humana Inc.
7.20%, 06/15/18	1,000,000	834,882
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,275,164
6.00%, 02/15/18	2,100,000	1,975,174
WellPoint Inc.
5.00%, 01/15/11	3,333,000	3,362,535
6.00%, 02/15/14	900,000	905,434

		10,533,457
HOME BUILDERS—0.08%
Toll Brothers Inc.
5.95%, 09/15/13	1,000,000	920,000

		920,000
HOME FURNISHINGS—0.14%
Whirlpool Corp. Series A
8.60%, 05/01/14	1,600,000	1,615,816

		1,615,816
HOUSEHOLD PRODUCTS & WARES—0.49%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,048,542

Fortune Brands Inc.
5.13%, 01/15/11	3,333,000	3,330,256
Kimberly-Clark Corp.
6.13%, 08/01/17	1,137,000	1,248,302

		5,627,100
INSURANCE—3.03%
ACE INA Holdings Inc.
5.88%, 06/15/14	1,000,000	1,027,408
Aegon NV
4.75%, 06/01/13	3,000,000	2,616,112
Aflac Inc.
8.50%, 05/15/19	500,000	525,030
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,632,405
American International Group Inc.
4.70%, 10/01/10	1,600,000	1,152,000
5.60%, 10/18/16(a)	5,689,000	2,389,380
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12(b)	3,400,000	3,458,681
4.85%, 01/15/15	2,670,000	2,733,361
Chubb Corp.
5.75%, 05/15/18	1,000,000	1,012,638
Hartford Financial Services Group Inc.
6.30%, 03/15/18	1,137,000	943,710
ING Capital Funding Trust III
8.44%, 12/31/10	2,273,000	1,227,420
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	3,333,000	3,233,010
MetLife Inc.
5.00%, 06/15/15	3,333,000	3,139,024
Principal Life Income Fundings Trust
5.30%, 04/24/13	2,353,000	2,192,022
Progressive Corp. (The)
6.70%, 06/15/37	1,000,000	670,000
Prudential Financial Inc.
4.50%, 07/15/13	1,600,000	1,440,000
5.10%, 12/14/11	1,985,000	1,925,450
Travelers Companies Inc. (The)
5.80%, 05/15/18	2,737,000	2,781,137
XL Capital Ltd. Series E
6.50%, 04/15/17	1,617,000	824,670

		34,923,458
IRON & STEEL—0.36%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	405,000
ArcelorMittal
6.13%, 06/01/18	1,617,000	1,325,940
Nucor Corp.
5.75%, 12/01/17	2,400,000	2,437,309

		4,168,249
LODGING—0.08%
Marriott International Inc. Series J
5.63%, 02/15/13	979,000	939,840

		939,840
MACHINERY—0.42%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	4,868,763

		4,868,763

MANUFACTURING—1.19%
General Electric Co.
5.00%, 02/01/13	2,670,000	2,737,330
5.25%, 12/06/17(a)	1,500,000	1,477,921
Honeywell International Inc.
5.00%, 02/15/19	3,250,000	3,232,897
5.30%, 03/01/18	878,000	892,155
Illinois Tool Works Inc.
5.15%, 04/01/14(b)	2,400,000	2,430,677
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	996,292
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	870,000
Tyco International Finance SA
8.50%, 01/15/19	1,000,000	1,075,000

		13,712,272
MEDIA—3.06%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,692,000	7,413,762
Comcast Corp.
5.70%, 05/15/18(a)	1,800,000	1,779,056
COX Communications Inc.
5.45%, 12/15/14	584,000	569,881
7.13%, 10/01/12	2,125,000	2,180,028
Historic TW Inc.
6.88%, 06/15/18	1,000,000	974,218
News America Inc.
5.30%, 12/15/14	3,333,000	3,333,185
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	1,833,010
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,538,746
Time Warner Cable Inc.
5.40%, 07/02/12	1,322,000	1,344,506
5.85%, 05/01/17(a)	1,322,000	1,308,061
6.75%, 07/01/18	2,218,000	2,298,734
8.25%, 04/01/19	1,000,000	1,116,395
Time Warner Inc.
6.88%, 05/01/12(a)	3,333,000	3,477,669
Viacom Inc.
6.25%, 04/30/16	1,666,000	1,605,491
6.63%, 05/15/11	963,000	963,000
Walt Disney Co. (The)
6.38%, 03/01/12	3,333,000	3,623,169

		35,358,911
MINING—1.43%
Alcoa Inc.
5.55%, 02/01/17	795,000	643,950
6.75%, 07/15/18(a)	2,158,000	1,812,720
Barrick Gold Corp.
6.95%, 04/01/19	1,000,000	1,072,085
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	6,882,402
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	3,333,000	3,299,670
Vale Overseas Ltd.
6.25%, 01/23/17	1,322,000	1,324,723
Vulcan Materials Co.
7.00%, 06/15/18	500,000	460,000
Xstrata Canada Corp.
8.38%, 02/15/11	1,000,000	1,030,000

		16,525,550

MULTI-NATIONAL—6.42%
African Development Bank
1.88%, 01/23/12	2,400,000	2,372,328
Asian Development Bank
2.75%, 05/21/14	800,000	784,728
3.63%, 09/05/13	2,353,000	2,411,825
Asian Development Bank Series E
5.50%, 06/27/16	1,800,000	1,973,196
European Investment Bank
3.25%, 02/15/11	3,677,000	3,788,744
4.63%, 09/15/10	5,000,000	5,225,850
4.63%, 05/15/14	20,092,000	21,432,337
European Investment Bank Series E
2.00%, 02/10/12	6,700,000	6,711,323
Inter-American Development Bank
5.13%, 09/13/16(a)	6,692,000	7,081,876
International Bank for Reconstruction & Development
2.00%, 04/02/12	7,500,000	7,476,375
3.50%, 10/08/13	2,137,000	2,200,063
International Finance Corp. Series G
3.00%, 04/22/14	4,600,000	4,455,514
Korea Development Bank
8.00%, 01/23/14	4,250,000	4,648,820
Nordic Investment Bank
2.38%, 12/15/11	3,000,000	3,014,820
5.00%, 02/01/17	512,000	528,840

		74,106,639
OFFICE & BUSINESS EQUIPMENT—0.45%
Pitney Bowes Inc.
5.75%, 09/15/17	1,137,000	1,158,003
Xerox Corp.
6.35%, 05/15/18	750,000	660,000
6.88%, 08/15/11	3,264,000	3,326,865

		5,144,868
OIL & GAS—4.86%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,333,000	3,177,674
Apache Corp.
5.25%, 04/15/13	1,322,000	1,383,169
Canadian Natural Resources Ltd.
5.70%, 05/15/17	2,984,000	2,897,049
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,637,927
Conoco Funding Co.
6.35%, 10/15/11(a)	6,692,000	7,358,926
ConocoPhillips
5.75%, 02/01/19	1,000,000	1,028,405
Devon Financing Corp. ULC
6.88%, 09/30/11	1,666,000	1,795,546
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,480,190
Enterprise Products Operating LP
5.60%, 10/15/14	3,998,000	3,863,267
Marathon Oil Corp.
5.90%, 03/15/18	2,137,000	2,042,513
Nabors Industries Inc.
9.25%, 01/15/19(b)	2,250,000	2,456,678

Pemex Project Funding Master Trust
5.75%, 03/01/18	1,617,000	1,525,640
Petrobras International Finance Co.
5.88%, 03/01/18	1,762,000	1,686,921
7.88%, 03/15/19	2,400,000	2,622,000
Petro-Canada
6.05%, 05/15/18	1,000,000	930,091
Petroleos Mexicanos
8.00%, 05/03/19(b)	500,000	552,725
Shell International Finance BV
4.00%, 03/21/14	5,400,000	5,518,674
StatoilHydro ASA
3.88%, 04/15/14	2,400,000	2,408,064
Suncor Energy Inc.
6.10%, 06/01/18	750,000	716,620
Transocean Inc.
6.00%, 03/15/18	1,000,000	1,002,029
Valero Energy Corp.
6.13%, 06/15/17	657,000	604,340
9.38%, 03/15/19	1,000,000	1,108,526
XTO Energy Inc.
6.25%, 04/15/13	1,666,000	1,753,433
6.50%, 12/15/18	1,500,000	1,557,310

		56,107,717
OIL & GAS SERVICES—0.40%
Baker Hughes Inc.
7.50%, 11/15/18	2,400,000	2,718,258
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	1,852,529

		4,570,787
PHARMACEUTICALS—3.55%
Abbott Laboratories
5.60%, 05/15/11	3,400,000	3,638,667
5.60%, 11/30/17	1,666,000	1,749,991
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	755,897
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,533,441
Cardinal Health Inc.
5.80%, 10/15/16	1,322,000	1,216,110
Eli Lilly and Co.
4.20%, 03/06/14	5,100,000	5,244,269
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	3,333,000	3,483,268
Medco Health Solutions Inc.
7.13%, 03/15/18	1,700,000	1,705,962
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,711,000	1,705,260
Pfizer Inc.
4.45%, 03/15/12	4,250,000	4,514,923
5.35%, 03/15/15	5,000,000	5,399,563
Schering-Plough Corp.
5.55%, 12/01/13	3,400,000	3,608,133
Wyeth
5.50%, 02/01/14	4,192,000	4,466,517

		41,022,001
PIPELINES—1.19%
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,239,766
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,666,000	4,891,241

9.00%, 02/01/19	2,100,000	2,353,415
Tennessee Gas Pipeline Co.
8.00%, 02/01/16(b)	1,000,000	1,037,949
TransCanada PipeLines Ltd.
6.50%, 08/15/18	1,048,000	1,086,901
Williams Companies Inc. (The)
8.13%, 03/15/12	1,036,000	1,067,080

		13,676,352
REAL ESTATE—0.33%
Duke Realty LP
5.95%, 02/15/17	1,000,000	750,000
ERP Operating LP
5.13%, 03/15/16	1,666,000	1,458,400
5.75%, 06/15/17	1,322,000	1,202,994
Liberty Property LP
7.25%, 03/15/11	404,000	387,840

		3,799,234
REAL ESTATE INVESTMENT TRUSTS—0.99%
Boston Properties LP
6.25%, 01/15/13	2,273,000	2,159,350
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	660,000
HCP Inc.
6.70%, 01/30/18	1,076,000	952,787
Health Care Property Investors Inc.
5.65%, 12/15/13	300,000	267,000
Hospitality Properties Trust
5.63%, 03/15/17	800,000	576,000
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	775,000
ProLogis
5.63%, 11/15/16	1,953,000	1,503,810
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,136,920
5.60%, 09/01/11	3,333,000	3,366,330

		11,397,197
RETAIL—2.46%
AutoZone Inc.
6.50%, 01/15/14	1,174,000	1,199,739
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,045,584
CVS Caremark Corp.
5.75%, 06/01/17	2,800,000	2,779,071
Home Depot Inc.
5.40%, 03/01/16	3,333,000	3,264,823
McDonald’s Corp.
5.35%, 03/01/18	2,284,000	2,361,432
Staples Inc.
9.75%, 01/15/14	1,000,000	1,105,000
Target Corp.
5.88%, 03/01/12	3,333,000	3,520,830
6.00%, 01/15/18(a)	2,550,000	2,598,144
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,174,000	1,277,832
Walgreen Co.
5.25%, 01/15/19	584,000	596,422
Wal-Mart Stores Inc.
4.55%, 05/01/13	7,583,000	7,985,909
5.80%, 02/15/18(a)	584,000	626,467

		28,361,253

SOFTWARE—0.45%
Oracle Corp.
5.25%, 01/15/16	5,004,000	5,182,282

		5,182,282
TELECOMMUNICATIONS—6.99%
America Movil SA de CV
5.50%, 03/01/14	2,400,000	2,408,904
AT&T Inc.
5.50%, 02/01/18	5,264,000	5,329,267
5.80%, 02/15/19	2,700,000	2,786,952
AT&T Wireless Services Inc.
7.88%, 03/01/11	3,333,000	3,621,210
British Telecommunications PLC
5.95%, 01/15/18(a)	2,670,000	2,338,188
Cisco Systems Inc.
5.50%, 02/22/16	4,692,000	4,928,433
Deutsche Telekom International Finance AG
5.88%, 08/20/13	3,115,000	3,241,477
8.50%, 06/15/10	3,333,000	3,525,254
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,283,005
France Telecom SA
7.75%, 03/01/11	3,333,000	3,617,134
Qwest Corp.
8.88%, 03/15/12	1,985,000	2,004,850
Rogers Wireless Inc.
6.38%, 03/01/14	3,666,000	3,813,885
SBC Communications Inc.
5.88%, 02/01/12	6,692,000	6,929,118
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	7,499,977
Telefonica Emisiones SAU
6.22%, 07/03/17	1,600,000	1,693,844
Telefonica Europe BV
7.75%, 09/15/10	3,333,000	3,523,855
Verizon Communications Inc.
6.10%, 04/15/18	6,692,000	6,985,479
8.75%, 11/01/18	1,174,000	1,406,563
Verizon Global Funding Corp.
7.25%, 12/01/10	3,000,000	3,205,089
Verizon Wireless Capital LLC
5.55%, 02/01/14(b)	2,000,000	2,117,717
8.50%, 11/15/18(b)	2,470,000	2,986,504
Vodafone Group PLC
5.75%, 03/15/16	3,333,000	3,452,156

		80,698,861
TRANSPORTATION—1.33%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	1,666,000	1,646,816
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,594,215
CSX Corp.
6.75%, 03/15/11	3,333,000	3,493,893
Union Pacific Corp.
5.70%, 08/15/18	1,137,000	1,096,034
7.88%, 01/15/19	2,000,000	2,221,692
United Parcel Service Inc.
3.88%, 04/01/14	4,250,000	4,348,943

		15,401,593

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,030,718,281)		1,054,308,183

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—6.15%
Brazil (Federative Republic of)
8.00%, 01/15/18	7,355,000	8,200,825
Canada Mortgage & Housing Corp.
5.00%, 09/01/11	3,150,000	3,361,806
Export Development Canada
2.38%, 03/19/12	5,625,000	5,668,594
2.63%, 03/15/11	2,353,000	2,394,248
Hydro-Quebec
6.30%, 05/11/11	2,400,000	2,528,687
Israel (State of)
5.13%, 03/26/19	2,000,000	1,970,552
Italy (Republic of)
4.50%, 01/21/15	12,226,000	12,317,696
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,558,555
Ontario (Province of)
2.63%, 01/20/12	11,311,000	11,140,674
Peru (Republic of)
8.38%, 05/03/16	2,000,000	2,297,000
Poland (Republic of)
6.25%, 07/03/12	2,400,000	2,533,920
Quebec (Province of)
5.00%, 03/01/16	6,692,000	6,665,579
United Mexican States
6.38%, 01/16/13	8,706,000	9,332,832

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $70,836,786)		70,970,968

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.18%

CALIFORNIA—0.18%
California State, General Obligations Unlimited
5.25%, 04/01/14	2,000,000	2,050,220

		2,050,220

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,082,262)		2,050,220

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.08%

MONEY MARKET FUNDS—4.08%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	29,308,382	29,308,382
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	4,358,568	4,358,568
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	13,427,066	13,427,066

		47,094,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,094,016)		47,094,016

TOTAL INVESTMENTS IN SECURITIES—101.76%
(Cost: $1,150,731,345)		1,174,423,387
Other Assets, Less Liabilities—(1.76)%		(20,368,250)

NET ASSETS—100.00%		$1,154,055,137

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—32.44%

AEROSPACE & DEFENSE—0.20%
United Technologies Corp.
5.38%, 12/15/17	$640,000	$657,914

		657,914
AGRICULTURE—0.58%
Philip Morris International Inc.
5.65%, 05/16/18	1,600,000	1,620,316
Reynolds American Inc.
6.75%, 06/15/17	320,000	297,600

		1,917,916
AUTO MANUFACTURERS—0.18%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	608,000	603,440

		603,440
BANKS—4.98%
Bank of America Corp.
4.50%, 08/01/10	1,376,000	1,380,976
5.65%, 05/01/18	960,000	862,183
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	960,000	1,015,427
BB&T Corp.
6.85%, 04/30/19	250,000	246,139
Deutsche Bank AG London
6.00%, 09/01/17	640,000	637,119
KfW
4.25%, 06/15/10	2,752,000	2,797,188
4.88%, 01/17/17	800,000	841,968
KfW Series G
4.38%, 03/15/18(a)	1,280,000	1,289,971
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	800,000	821,592
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	640,000	473,080
UBS AG Stamford
5.88%, 12/20/17	960,000	864,531
US Bank N.A.
4.80%, 04/15/15	700,000	683,581
Wachovia Corp.
5.30%, 10/15/11	640,000	667,097
5.75%, 06/15/17	960,000	911,499
Wells Fargo & Co.
4.88%, 01/12/11	2,910,000	2,987,151

		16,479,502

BEVERAGES—0.45%
Coca-Cola Co. (The)
5.35%, 11/15/17	800,000	834,876
Diageo Finance BV
5.30%, 10/28/15	640,000	635,909

		1,470,785
BUILDING MATERIALS—0.10%
CRH America Inc.
5.30%, 10/15/13	352,000	316,800

		316,800
CHEMICALS—0.08%
Dow Chemical Co. (The)
6.00%, 10/01/12	256,000	253,440

		253,440
COMMERCIAL SERVICES—0.22%
McKesson Corp.
5.70%, 03/01/17	320,000	310,840
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	256,000	215,040
Western Union Co.
5.40%, 11/17/11	192,000	199,954

		725,834
COMPUTERS—0.21%
International Business Machines Corp.
4.75%, 11/29/12	640,000	678,021

		678,021
DIVERSIFIED FINANCIAL SERVICES—7.06%
American Express Co.
4.88%, 07/15/13	384,000	363,733
6.80%, 09/01/16	256,000	168,960
7.00%, 03/19/18	800,000	766,104
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	1,184,000	1,217,525
Boeing Capital Corp.
6.10%, 03/01/11	448,000	477,619
Capital One Financial Corp.
5.70%, 09/15/11	608,000	616,067
Citigroup Inc.
6.00%, 02/21/12	1,632,000	1,605,647
6.13%, 05/15/18	960,000	856,647
8.50%, 05/22/19	250,000	259,018
Countrywide Financial Corp.
5.80%, 06/07/12	160,000	160,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16(a)	1,067,000	1,039,626
General Electric Capital Corp.
5.00%, 01/08/16	608,000	576,217
5.63%, 05/01/18	250,000	239,124
5.88%, 02/15/12	1,600,000	1,659,319
Goldman Sachs Group Inc. (The)
6.15%, 04/01/18	1,600,000	1,539,963
HSBC Finance Corp.
5.50%, 01/19/16	2,400,000	2,215,108
John Deere Capital Corp.
7.00%, 03/15/12	512,000	547,252

JPMorgan Chase & Co.
5.75%, 01/02/13	2,400,000	2,438,770
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,600,000	1,456,221
Morgan Stanley
5.75%, 10/18/16	640,000	606,118
6.00%, 04/28/15	320,000	314,247
6.63%, 04/01/18	573,000	565,665
6.75%, 04/15/11	960,000	983,592
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	608,000	654,842
SLM Corp.
5.38%, 05/15/14	544,000	364,480
Svensk Exportkredit AB
4.50%, 09/27/10	1,600,000	1,665,888

		23,357,752
ELECTRIC—2.34%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,920,000	1,984,204
Constellation Energy Group Inc.
4.55%, 06/15/15	576,000	483,031
Dominion Resources Inc.
5.15%, 07/15/15	608,000	598,003
Duke Capital LLC
6.25%, 02/15/13	608,000	596,193
Duke Energy Corp.
6.25%, 01/15/12	224,000	238,437
Exelon Corp.
4.90%, 06/15/15	608,000	560,931
Exelon Generation Co. LLC
5.35%, 01/15/14	608,000	578,133
Pacific Gas and Electric Co.
4.80%, 03/01/14	1,184,000	1,194,006
Progress Energy Inc.
7.10%, 03/01/11	1,184,000	1,262,428
TXU Electric Delivery Co.
6.38%, 01/15/15	256,000	257,253

		7,752,619
FOOD—0.68%
General Mills Inc.
6.00%, 02/15/12	256,000	275,123
Kraft Foods Inc.
6.13%, 02/01/18	480,000	489,860
6.25%, 06/01/12	640,000	678,504
Kroger Co. (The)
6.80%, 04/01/11	320,000	339,308
Sara Lee Corp.
6.25%, 09/15/11	192,000	202,747
Unilever Capital Corp.
7.13%, 11/01/10	256,000	274,699

		2,260,241
FOREST PRODUCTS & PAPER—0.12%
Weyerhaeuser Co.
6.75%, 03/15/12	384,000	380,139

		380,139

GAS—0.03%
Sempra Energy
6.50%, 06/01/16	108,000	108,170

		108,170
HEALTH CARE - SERVICES—0.27%
UnitedHealth Group Inc.
4.88%, 03/15/15	256,000	246,930
WellPoint Inc.
5.00%, 01/15/11	640,000	645,671

		892,601
HOUSEHOLD PRODUCTS & WARES—0.18%
Fortune Brands Inc.
5.13%, 01/15/11	608,000	607,499

		607,499
INSURANCE—1.05%
Allstate Corp. (The)
5.00%, 08/15/14	320,000	313,547
American International Group Inc.
5.60%, 10/18/16	640,000	268,800
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,120,000	1,146,578
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	608,000	589,760
MetLife Inc.
5.00%, 06/15/15	608,000	572,615
Prudential Financial Inc.
5.10%, 09/20/14	640,000	576,000

		3,467,300
MACHINERY—0.26%
Caterpillar Inc.
5.70%, 08/15/16	896,000	871,785

		871,785
MANUFACTURING—0.37%
General Electric Co.
5.00%, 02/01/13	1,184,000	1,213,857

		1,213,857
MEDIA—1.24%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,184,000	1,311,700
News America Inc.
5.30%, 12/15/14	576,000	576,032
Time Warner Cable Inc.
5.85%, 05/01/17	320,000	316,626
Time Warner Inc.
6.88%, 05/01/12	608,000	634,390
Viacom Inc.
6.25%, 04/30/16	320,000	308,378
6.63%, 05/15/11	256,000	256,000
Walt Disney Co. (The)
6.38%, 03/01/12	640,000	695,718

		4,098,844
MINING—0.66%
Alcoa Inc.
5.55%, 02/01/17	160,000	129,600

BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,184,000	1,217,687
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14	485,000	513,815
Vale Overseas Ltd.
6.25%, 01/11/16	320,000	322,570

		2,183,672
MULTI-NATIONAL—1.52%
European Investment Bank
4.63%, 05/15/14	3,552,000	3,788,954
Inter-American Development Bank
5.13%, 09/13/16	1,184,000	1,252,980

		5,041,934
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.
6.88%, 08/15/11	608,000	619,710

		619,710
OIL & GAS—1.26%
Anadarko Petroleum Corp.
5.95%, 09/15/16	576,000	549,157
Apache Corp.
5.25%, 04/15/13	320,000	334,806
Conoco Funding Co.
6.35%, 10/15/11	1,184,000	1,301,998
Devon Financing Corp. ULC
6.88%, 09/30/11	320,000	344,883
Enterprise Products Operating LP
5.60%, 10/15/14	672,000	649,354
Transocean Inc.
6.00%, 03/15/18	640,000	641,298
XTO Energy Inc.
6.25%, 04/15/13	320,000	336,794

		4,158,290
OIL & GAS SERVICES—0.07%
Weatherford International Inc.
6.35%, 06/15/17	256,000	238,916

		238,916
PHARMACEUTICALS—2.89%
Abbott Laboratories
5.15%, 11/30/12	2,188,000	2,354,509
AmerisourceBergen Corp.
5.88%, 09/15/15	128,000	121,704
AstraZeneca PLC
5.40%, 09/15/12	960,000	1,017,733
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,240,000	2,340,990
Medco Health Solutions Inc.
7.13%, 03/15/18	800,000	802,806
Pfizer Inc.
6.20%, 03/15/19	1,548,000	1,660,754
Wyeth
5.50%, 02/01/14	1,184,000	1,261,535

		9,560,031

PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	320,000	335,447

		335,447
REAL ESTATE—0.09%
ERP Operating LP
5.13%, 03/15/16	320,000	280,125

		280,125
REAL ESTATE INVESTMENT TRUSTS—0.54%
Boston Properties LP
6.25%, 01/15/13	320,000	304,000
ProLogis
5.63%, 11/15/16	256,000	197,120
Simon Property Group LP
5.60%, 09/01/11	1,280,000	1,292,800

		1,793,920
RETAIL—1.20%
Costco Wholesale Corp.
5.30%, 03/15/12	192,000	205,058
CVS Caremark Corp.
6.30%, 06/01/12	512,000	358,400
Home Depot Inc.
5.40%, 03/01/16	608,000	595,563
McDonald's Corp.
5.35%, 03/01/18	640,000	661,697
Target Corp.
6.00%, 01/15/18(a)	640,000	652,083
Wal-Mart Stores Inc.
4.55%, 05/01/13	960,000	1,011,008
Yum! Brands Inc.
6.25%, 03/15/18	480,000	471,424

		3,955,233
SOFTWARE—0.28%
Oracle Corp.
5.25%, 01/15/16	896,000	927,923

		927,923
TELECOMMUNICATIONS—2.85%
AT&T Inc.
4.95%, 01/15/13	1,120,000	1,132,948
AT&T Wireless Services Inc.
7.88%, 03/01/11	608,000	660,575
Cisco Systems Inc.
5.50%, 02/22/16	1,184,000	1,243,662
Deutsche Telekom International Finance AG
8.50%, 06/15/10	608,000	643,071
Embarq Corp.
7.08%, 06/01/16	448,000	441,280
France Telecom SA
7.75%, 03/01/11	608,000	659,831
Rogers Wireless Inc.
6.38%, 03/01/14	320,000	332,909
SBC Communications Inc.
5.88%, 02/01/12	1,184,000	1,225,953
Telefonica Europe BV
7.75%, 09/15/10	608,000	642,815
Verizon Communications Inc.
5.55%, 02/15/16	1,184,000	1,219,366

Verizon Wireless Capital LLC
8.50%, 11/15/18(b)	500,000	604,555
Vodafone Group PLC
5.75%, 03/15/16	608,000	629,736

		9,436,701
TRANSPORTATION—0.19%
CSX Corp.
6.75%, 03/15/11	608,000	637,350

		637,350

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,273,984)		107,283,711

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—3.13%
Brazil (Federative Republic of)
8.00%, 01/15/18	960,000	1,070,400
Italy (Republic of)
6.00%, 02/22/11	3,552,000	3,704,878
Ontario (Province of)
2.75%, 02/22/11(a)	2,080,000	2,094,835
Quebec (Province of)
5.00%, 03/01/16	1,184,000	1,179,325
United Mexican States
6.38%, 01/16/13	2,144,000	2,298,368

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $10,288,259)		10,347,806

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—62.78%

U.S. GOVERNMENT AGENCY OBLIGATIONS—17.16%
Federal Home Loan Bank
5.00%, 11/17/17(a)	2,240,000	2,389,480
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(a)	11,200,000	11,364,574
3.25%, 02/25/11	4,416,000	4,590,142
4.50%, 01/15/13(a)	10,880,000	11,833,704
Federal National Mortgage Association
1.75%, 03/23/11(a)	12,800,000	12,974,726
2.75%, 03/13/14	4,000,000	4,013,944
5.00%, 04/15/15	6,400,000	7,090,620
5.38%, 06/12/17	2,240,000	2,483,068

		56,740,258
U.S. GOVERNMENT OBLIGATIONS—45.62%
U.S. Treasury Notes
0.88%, 03/31/11	6,400,000	6,406,016
1.38%, 02/15/12	3,800,000	3,815,504
1.38%, 03/15/12(a)	17,600,000	17,653,856
2.75%, 07/31/10(a)	22,784,000	23,368,183

3.75%, 11/15/18(a)	8,416,000	8,599,637
4.00%, 08/15/18(a)	8,064,000	8,417,122
4.75%, 05/15/14(a)	26,208,000	29,180,512
4.88%, 07/31/11(a)	28,416,000	30,798,682
4.88%, 08/15/16(a)	20,256,000	22,628,583

		150,868,095

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $203,757,239)		207,608,353

Security	Shares	Value

SHORT-TERM INVESTMENTS—44.66%

MONEY MARKET FUNDS—44.66%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(d)(e)(f)	126,119,267	126,119,267
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(d)(e)(f)	18,790,000	18,790,000
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(d)(e)	2,754,997	2,754,997

		147,664,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $147,664,264)		147,664,264

TOTAL INVESTMENTS IN SECURITIES—143.01%
(Cost: $467,983,746)		472,904,134
Other Assets, Less Liabilities—(43.01)%		(142,217,681)

NET ASSETS—100.00%		$330,686,453

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—94.98%

MORTGAGE-BACKED SECURITIES—94.98%
Federal Home Loan Mortgage Corp.
0.64%, 06/15/33	$257,024	$254,118
4.50%, 06/01/24(a)	75,600,000	77,324,625
4.50%, 06/01/39(a)	115,200,000	115,938,000
5.00%, 12/01/33	1,685,668	1,748,512
5.00%, 06/01/24(a)	62,640,000	64,763,887
5.00%, 06/01/39(a)	111,744,000	114,275,700
5.50%, 06/01/24(a)	37,440,000	39,013,650
5.50%, 06/01/39(a)	154,512,000	159,581,925
6.00%, 06/01/39(a)	108,000,000	112,944,375
Federal National Mortgage Association
4.50%, 06/01/24(a)	54,000,000	55,274,062
5.00%, 06/01/24(a)	30,240,000	31,270,050
5.00%, 06/01/39(a)	95,040,000	97,297,200
5.50%, 06/01/24(a)	43,920,000	45,820,913
5.50%, 06/01/39(a)	204,480,000	211,349,250
6.00%, 06/01/39(a)	91,440,000	95,726,250
6.50%, 06/01/39(a)	72,000,000	76,702,500
Government National Mortgage Association
0.64%, 05/16/29	1,404,239	1,377,503
5.00%, 06/01/39(a)	59,760,000	61,478,100
5.50%, 06/01/39(a)	32,400,000	33,589,688
6.00%, 06/01/39(a)	45,360,000	47,365,763

		1,443,096,071

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,443,611,738)		1,443,096,071

Security	Shares	Value

SHORT-TERM INVESTMENTS—99.82%

MONEY MARKET FUNDS—99.82%
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)	491,904,705	491,904,705
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	1,024,666,383	1,024,666,383

		1,516,571,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,516,571,088)		1,516,571,088

TOTAL INVESTMENTS IN SECURITIES—194.80%
(Cost: $2,960,182,826)	2,959,667,159
Other Assets, Less Liabilities—(94.80)%	(1,440,309,568)

NET ASSETS—100.00%	$1,519,357,591

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.69%

U.S. Treasury Notes
1.75%, 03/31/10	$27,267,000	$27,560,668
2.00%, 02/28/10	27,267,000	27,587,933
2.13%, 01/31/10	56,730,000	57,375,583
2.13%, 04/30/10	30,195,000	30,658,492
3.13%, 11/30/09	40,260,000	40,815,185
3.25%, 12/31/09	79,422,000	80,744,371
3.38%, 09/15/09	109,800,000	110,788,210
3.38%, 10/15/09	118,950,000	120,310,776
3.50%, 08/15/09	116,205,000	116,984,724
3.50%, 11/15/09	82,350,000	83,530,891
3.50%, 12/15/09	82,350,000	83,737,596
3.50%, 02/15/10	32,940,000	33,650,515
3.63%, 07/15/09	96,990,000	97,386,686
3.63%, 10/31/09	78,690,000	79,749,961
3.63%, 01/15/10	79,422,000	81,019,178
3.88%, 05/15/10	12,810,000	13,217,358
4.00%, 08/31/09	96,990,000	97,883,276
4.00%, 09/30/09	118,950,000	120,413,088
4.00%, 03/15/10	27,267,000	28,029,657
4.00%, 04/15/10	20,130,000	20,747,387
4.50%, 05/15/10	12,810,000	13,293,321
4.63%, 07/31/09	127,185,000	128,107,089
4.63%, 11/15/09	90,951,000	92,700,901
4.75%, 02/15/10	32,940,000	33,941,047
4.88%, 08/15/09	114,375,000	115,462,694
6.00%, 08/15/09	222,345,000	224,977,560
6.50%, 02/15/10	47,580,000	49,613,091

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,009,339,061)		2,010,287,238

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.94%

MONEY MARKET FUNDS—1.94%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(a)(b)	39,124,194	39,124,194

		39,124,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,124,194)		39,124,194

TOTAL INVESTMENTS IN SECURITIES—101.63%
(Cost: $2,048,463,255)	2,049,411,432
Other Assets, Less Liabilities—(1.63)%	(32,870,458)

NET ASSETS—100.00%	$2,016,540,974

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

May 31, 2009

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.09%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/13(a)	$377,270,853	$377,437,104
1.25%, 04/15/14(a)	222,413,499	226,131,281
1.38%, 07/15/18(a)	315,865,565	351,219,877
1.63%, 01/15/15(a)	598,876,201	604,200,886
1.63%, 01/15/18(a)	330,415,050	372,697,442
1.75%, 01/15/28(a)	381,959,798	353,616,445
1.88%, 07/15/13(a)	639,199,818	661,587,767
1.88%, 07/15/15(a)	573,666,317	543,326,774
2.00%, 04/15/12(a)	369,774,888	384,115,025
2.00%, 01/15/14(a)	696,795,441	704,303,928
2.00%, 07/15/14(a)	618,402,842	639,868,830
2.00%, 01/15/16(a)	563,591,272	535,197,190
2.00%, 01/15/26(a)	528,715,574	509,753,182
2.13%, 01/15/19(a)	393,337,455	411,299,714
2.38%, 04/15/11(a)	525,900,976	542,180,883
2.38%, 01/15/17(a)	454,458,048	479,194,074
2.38%, 01/15/25(a)	787,325,233	799,746,619
2.38%, 01/15/27(a)	422,879,392	429,087,794
2.50%, 07/15/16(a)	534,702,496	567,404,255
2.50%, 01/15/29(a)	224,395,794	234,291,959
2.63%, 07/15/17(a)	328,642,012	353,987,139
3.00%, 07/15/12(a)	751,490,964	802,508,081
3.38%, 01/15/12(a)	204,271,874	218,618,953
3.38%, 04/15/32(a)	159,109,816	205,477,606
3.50%, 01/15/11(a)	335,671,823	351,578,529
3.63%, 04/15/28(a)	595,739,683	673,694,849
3.88%, 04/15/29(a)	587,664,370	733,130,923

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,820,262,766)		13,065,657,109

Security	Shares	Value

SHORT-TERM INVESTMENTS—38.09%

MONEY MARKET FUNDS—38.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(c)(d)	4,369,988,584	4,369,988,584
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(c)(d)	651,066,947	651,066,947
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	635,936	635,936

		5,021,691,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,021,691,467)	5,021,691,467

TOTAL INVESTMENTS IN SECURITIES—137.18%
(Cost: $17,841,954,233)	18,087,348,576
Other Assets, Less Liabilities—(37.18)%	(4,880,570,140)

NET ASSETS—100.00%	$13,206,778,436

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—96.67%

AEROSPACE & DEFENSE—2.16%
L-3 Communications Corp.
6.38%, 10/15/15(a)	$73,733,000	$67,281,362

		67,281,362
BEVERAGES—2.20%
Constellation Brands Inc.
7.25%, 05/15/17(a)	73,473,000	68,697,255

		68,697,255
BUILDING MATERIALS—2.95%
Nortek Inc.
10.00%, 12/01/13	73,352,000	46,761,900
Ply Gem Industries Inc.
11.75%, 06/15/13	71,802,000	45,235,260

		91,997,160
COAL—2.24%
Peabody Energy Corp.
7.38%, 11/01/16(a)	73,745,000	69,873,387

		69,873,387
COMMERCIAL SERVICES—2.14%
Hertz Corp. (The)
8.88%, 01/01/14(a)	73,733,000	66,544,032

		66,544,032
COMPUTERS—2.24%
SunGard Data Systems Inc.
9.13%, 08/15/13(a)	73,720,000	69,911,133

		69,911,133
DIVERSIFIED FINANCIAL SERVICES—2.00%
Ford Motor Credit Co. LLC
7.80%, 06/01/12(a)	73,860,000	62,407,481

		62,407,481
ELECTRIC—7.47%
AES Corp. (The)
8.00%, 10/15/17(a)	72,041,000	66,457,821
Edison Mission Energy
7.00%, 05/15/17(a)	73,858,000	54,100,985
NRG Energy Inc.
7.38%, 02/01/16(a)	73,733,000	69,493,353
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	71,841,000	42,565,793

		232,617,952
FOREST PRODUCTS & PAPER—2.19%
Georgia-Pacific Corp.
7.13%, 01/15/17(a)(b)	72,169,000	68,258,331

		68,258,331

HEALTH CARE - PRODUCTS—4.52%
Bausch & Lomb Inc.
9.88%, 11/01/15(a)	71,351,000	64,751,033
Biomet Inc.
11.63%, 10/15/17	73,856,000	72,563,520
DJO Finance LLC
10.88%, 11/15/14	4,180,000	3,396,250

		140,710,803
HEALTH CARE - SERVICES—9.29%
Community Health Systems Inc.
8.88%, 07/15/15(a)	73,857,000	72,564,503
DaVita Inc.
7.25%, 03/15/15(a)	73,708,000	70,391,140
HCA Inc.
9.25%, 11/15/16(a)	73,708,000	72,602,380
Tenet Healthcare Corp.
9.00%, 05/01/15(b)	14,918,000	15,216,360
10.00%, 05/01/18(a)(b)	56,496,000	58,755,840

		289,530,223
HOME BUILDERS—2.01%
K. Hovnanian Enterprises Inc.
11.50%, 05/01/13	73,330,000	62,678,818

		62,678,818
IRON & STEEL—2.18%
Steel Dynamics Inc.
7.38%, 11/01/12	73,314,000	68,027,986

		68,027,986
LODGING—3.98%
Harrah’s Operating Inc.
10.00%, 12/15/18(a)(b)	70,789,000	47,074,685
MGM MIRAGE
13.00%, 11/15/13(a)(b)	71,255,000	76,955,400

		124,030,085
MACHINERY—1.99%
Terex Corp.
8.00%, 11/15/17(a)	73,523,000	62,108,554

		62,108,554
MANUFACTURING—1.98%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14(a)	73,856,000	61,573,596

		61,573,596
MEDIA—11.24%
CSC Holdings Inc.
8.50%, 04/15/14(b)	71,552,000	71,194,240
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
7.63%, 05/15/16	73,806,000	71,019,824
EchoStar DBS Corp.
7.13%, 02/01/16(a)	73,733,000	67,742,194
Nielsen Finance LLC/Nielsen Finance Co.
10.00%, 08/01/14(a)	73,422,000	69,383,790
Umbrella Acquisition Inc.
9.75%, 03/15/15(b)	71,489,000	22,161,590

XM Satellite Radio Holdings Inc.
13.00%, 08/01/13(b)	73,417,000	48,822,305

		350,323,943
OIL & GAS—7.96%
Chesapeake Energy Corp.
9.50%, 02/15/15	73,811,000	72,611,571
OPTI Canada Inc.
8.25%, 12/15/14	72,055,000	49,558,531
Petrohawk Energy Corp.
7.88%, 06/01/15(a)	73,343,000	67,475,560
Sabine Pass LNG LP
7.50%, 11/30/16(a)	72,381,000	58,218,644

		247,864,306
PACKAGING & CONTAINERS—2.25%
Crown Americas LLC
7.75%, 11/15/15(a)	71,811,000	70,038,346

		70,038,346
PIPELINES—3.91%
Dynegy Holdings Inc.
7.75%, 06/01/19(a)	73,737,000	53,090,640
El Paso Corp.
7.00%, 06/15/17(a)	73,739,000	68,761,618

		121,852,258
RETAIL—6.65%
Dollar General Corp.
10.63%, 07/15/15(a)	73,724,000	77,041,580
Limited Brands Inc.
6.90%, 07/15/17(a)	71,476,000	60,397,220
Michaels Stores Inc.
10.00%, 11/01/14	29,420,000	21,182,400
Rite Aid Corp.
9.50%, 06/15/17(a)	73,803,000	48,709,980

		207,331,180
SEMICONDUCTORS—1.08%
Freescale Semiconductor Inc.
8.88%, 12/15/14(a)	73,707,000	33,536,685

		33,536,685
SOFTWARE—1.61%
First Data Corp.
9.88%, 09/24/15	73,397,000	50,075,102

		50,075,102
TELECOMMUNICATIONS—10.43%
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16(a)	73,346,000	74,079,460
Level 3 Financing Inc.
9.25%, 11/01/14(a)	73,352,000	58,498,220
Sprint Nextel Corp.
6.00%, 12/01/16	71,166,000	56,932,800
West Corp.
9.50%, 10/15/14(a)	71,348,000	64,926,680
Windstream Corp.
8.63%, 08/01/16(a)	72,357,000	70,530,290

		324,967,450

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,855,823,026)		3,012,237,428

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.68%

MONEY MARKET FUNDS—5.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(c)(d)(e)	134,671,047	134,671,047
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(c)(d)(e)	20,027,478	20,027,478
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(c)(d)	22,204,359	22,204,359

		176,902,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,902,884)		176,902,884

TOTAL INVESTMENTS IN SECURITIES—102.35%
(Cost: $3,032,725,910)		3,189,140,312
Other Assets, Less Liabilities—(2.35)%		(73,264,855)

NET ASSETS—100.00%		$3,115,875,457

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2009

Security	Principal	Value

CORPORATE BONDS & NOTES—96.96%

AGRICULTURE—6.39%
Altria Group Inc.
8.50%, 11/10/13	$113,885,000	$125,132,891
9.70%, 11/10/18	114,135,000	127,584,795
10.20%, 02/06/39	114,190,000	128,917,241
Philip Morris International Inc.
4.88%, 05/16/13(a)	114,147,000	118,791,084
5.65%, 05/16/18(a)	115,631,000	116,638,271
6.38%, 05/16/38(a)	114,819,000	118,952,025

		736,016,307
BANKS—14.19%
Bank of America Corp.
4.90%, 05/01/13(a)	114,105,000	108,267,782
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12(a)	114,130,000	119,271,528
Barclays Bank PLC
5.45%, 09/12/12(b)	114,097,000	116,278,302
Credit Suisse New York
5.00%, 05/15/13(a)	114,130,000	113,095,448
6.00%, 02/15/18	114,048,000	106,079,923
Deutsche Bank AG London
5.38%, 10/12/12(a)	114,216,000	119,824,003
6.00%, 09/01/17	114,672,000	114,296,430
Fifth Third Bancorp
6.25%, 05/01/13(a)	116,114,000	110,734,052
HSBC Holdings PLC
6.50%, 09/15/37(a)	114,672,000	106,295,960
KeyCorp
6.50%, 05/14/13(a)	114,306,000	108,166,792
Regions Bank
7.50%, 05/15/18(a)	114,068,000	93,360,862
UBS AG Stamford
5.75%, 04/25/18(a)	114,216,000	99,326,390
Wachovia Bank N.A.
6.60%, 01/15/38(a)	114,928,000	97,421,900
Wachovia Corp.
5.50%, 05/01/13(a)	113,820,000	112,797,496
Wells Fargo & Co.
5.63%, 12/11/17(a)	114,693,000	109,448,005

		1,634,664,873
BEVERAGES—1.19%
PepsiCo Inc.
7.90%, 11/01/18	114,651,000	137,493,601

		137,493,601

CHEMICALS—0.73%
Dow Chemical Co. (The)
8.55%, 05/15/19	86,015,000	84,707,572

		84,707,572
COMMERCIAL SERVICES—0.04%
Western Union Co. (The)
6.50%, 02/26/14	3,908,000	4,101,812

		4,101,812
COMPUTERS—4.33%
Hewlett-Packard Co.
4.50%, 03/01/13	114,124,000	117,960,100
IBM International Group Capital LLC
5.05%, 10/22/12	114,109,000	121,877,439
International Business Machines Corp.
5.70%, 09/14/17(a)	114,149,000	119,985,837
8.00%, 10/15/38(a)	114,099,000	139,149,612

		498,972,988
DIVERSIFIED FINANCIAL SERVICES—26.42%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	114,130,000	114,291,641
American Express Co.
8.13%, 05/20/19	114,100,000	115,609,543
8.15%, 03/19/38(a)	114,660,000	111,745,577
American Express Credit Corp. Series C
7.30%, 08/20/13	114,796,000	116,650,675
BP Capital Markets PLC
5.25%, 11/07/13	114,634,000	121,442,330
Citigroup Inc.
5.30%, 10/17/12	96,952,000	92,330,781
5.50%, 04/11/13(a)	16,789,000	15,607,269
6.13%, 11/21/17	113,935,000	98,241,382
6.88%, 03/05/38	114,338,000	103,804,168
CME Group Inc.
5.40%, 08/01/13	114,151,000	118,982,973
General Electric Capital Corp.
5.25%, 10/19/12(a)	114,097,000	113,774,685
5.63%, 05/01/18(a)	114,291,000	108,800,504
5.88%, 01/14/38(a)	114,066,000	95,485,164
Goldman Sachs Group Inc. (The)
6.00%, 05/01/14	114,100,000	116,929,680
6.15%, 04/01/18(a)	114,486,000	110,188,115
6.75%, 10/01/37(a)	114,487,000	99,890,790
HSBC Finance Corp.
5.90%, 06/19/12(a)	115,631,000	115,083,131
International Lease Finance Corp.
5.30%, 05/01/12	110,936,000	86,898,618
JPMorgan Chase & Co.
4.65%, 06/01/14	114,100,000	113,538,628
6.30%, 04/23/19	114,535,000	114,450,491
6.40%, 05/15/38(a)	114,113,000	110,786,296
Merrill Lynch & Co. Inc.
6.88%, 04/25/18(a)	114,108,000	106,419,554
7.75%, 05/14/38	114,129,000	95,600,777
Morgan Stanley
6.00%, 04/28/15	114,084,000	111,624,702
7.30%, 05/13/19	114,380,000	117,095,381
NYSE Euronext
4.80%, 06/28/13(a)	114,046,000	116,171,393

Rio Tinto Finance USA Ltd.
5.88%, 07/15/13	114,097,000	110,998,613
6.50%, 07/15/18	114,038,000	111,912,421
SLM Corp.
8.45%, 06/15/18	113,979,000	78,320,990

		3,042,676,272
ELECTRIC—1.00%
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	115,198,000	115,311,123

		115,311,123
FOREST PRODUCTS & PAPER—1.87%
International Paper Co.
7.40%, 06/15/14	114,106,000	110,755,693
7.95%, 06/15/18(a)	114,147,000	104,848,874

		215,604,567
HEALTH CARE - PRODUCTS—1.05%
Johnson & Johnson
5.95%, 08/15/37(a)	114,225,000	120,651,140

		120,651,140
HEALTH CARE - SERVICES—0.91%
UnitedHealth Group Inc.
6.88%, 02/15/38(a)	113,826,000	104,851,231

		104,851,231
INSURANCE—3.09%
American International Group Inc.
5.85%, 01/16/18	25,000,000	10,000,000
Berkshire Hathaway Finance Corp.
5.00%, 08/15/13	10,896,000	11,596,003
5.40%, 05/15/18	29,058,000	28,837,004
5.40%, 05/15/18(c)	80,000,000	79,391,573
Berkshire Hathaway Inc.
5.13%, 09/15/12(a)	103,136,000	110,614,801
MetLife Inc. Series A
6.82%, 08/15/18	114,137,000	115,501,641

		355,941,022
MEDIA—4.04%
Comcast Corp.
6.95%, 08/15/37	114,654,000	114,682,097
Time Warner Cable Inc.
5.40%, 07/02/12	114,225,000	114,760,875
6.55%, 05/01/37(a)	114,672,000	108,967,874
8.25%, 04/01/19	114,095,000	126,689,049

		465,099,895
OIL & GAS—6.22%
ConocoPhillips
4.75%, 02/01/14	114,388,000	119,899,126
5.75%, 02/01/19	114,853,000	115,994,170
6.50%, 02/01/39	115,251,000	118,265,268
Shell International Finance BV
4.00%, 03/21/14	112,768,000	114,896,843
6.38%, 12/15/38(a)	115,492,000	127,295,494
XTO Energy Inc.
6.50%, 12/15/18	114,105,000	119,558,728

		715,909,629

PHARMACEUTICALS—11.44%
Abbott Laboratories
5.13%, 04/01/19	114,399,000	116,019,321
6.15%, 11/30/37	114,225,000	117,500,292
AstraZeneca PLC
5.40%, 09/15/12	114,672,000	120,285,245
6.45%, 09/15/37(a)	114,216,000	117,641,371
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13(a)	114,084,000	119,637,895
5.65%, 05/15/18	114,084,000	119,580,711
6.38%, 05/15/38(a)	114,149,000	117,767,898
Pfizer Inc.
5.35%, 03/15/15	114,517,000	122,795,655
6.20%, 03/15/19	114,534,000	123,017,106
7.20%, 03/15/39	114,486,000	129,173,948
Wyeth
5.95%, 04/01/37(a)	114,672,000	114,262,621

		1,317,682,063
REAL ESTATE INVESTMENT TRUSTS—1.85%
Simon Property Group LP
5.30%, 05/30/13(a)	114,996,000	110,418,281
6.13%, 05/30/18(a)	114,036,000	102,135,620

		212,553,901
RETAIL—4.11%
CVS Caremark Corp.
5.75%, 06/01/17	114,375,000	113,854,710
Walgreen Co.
4.88%, 08/01/13	114,112,000	119,028,746
Wal-Mart Stores Inc.
4.25%, 04/15/13(a)	114,116,000	117,301,358
6.50%, 08/15/37	114,124,000	122,685,926

		472,870,740
SOFTWARE—1.05%
Oracle Corp.
4.95%, 04/15/13	114,097,000	121,109,908

		121,109,908
TELECOMMUNICATIONS—6.01%
AT&T Inc.
4.95%, 01/15/13(a)	116,223,000	119,290,442
5.50%, 02/01/18	117,194,000	117,607,661
6.55%, 02/15/39	47,078,000	46,699,367
6.80%, 05/15/36(a)	59,766,000	59,924,083
Telecom Italia Capital SA
7.72%, 06/04/38(a)	114,752,000	104,109,900
Verizon Communications Inc.
6.40%, 02/15/38	114,712,000	109,353,595
8.75%, 11/01/18(a)	114,101,000	135,429,207

		692,414,255
TRANSPORTATION—1.03%
United Parcel Service Inc.
4.50%, 01/15/13(a)	114,097,000	119,045,532

		119,045,532

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,920,926,108)		11,167,678,431

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.31%

MONEY MARKET FUNDS—3.31%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.45%(b)(d)(e)	204,192,901	204,192,901
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.34%(b)(d)(e)	30,366,354	30,366,354
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(d)	146,312,743	146,312,743

		380,871,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $380,871,998)		380,871,998

TOTAL INVESTMENTS IN SECURITIES—100.27%
(Cost: $11,301,798,106)		11,548,550,429
Other Assets, Less Liabilities—(0.27)%		(31,118,520)

NET ASSETS—100.00%		$11,517,431,909

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2009

Security	Principal	Value

SOVEREIGN BONDS & NOTES(a)—87.24%

ARGENTINA—1.75%
Argentina (Republic of)
2.50%, 12/31/38(b)	$7,500,000	$1,668,750
8.28%, 12/31/33(c)	5,569,391	2,366,991

		4,035,741
BRAZIL—11.15%
Brazil (Federative Republic of)
7.13%, 01/20/37	7,000,000	7,507,500
8.00%, 01/15/18	9,250,000	10,373,875
8.88%, 10/14/19	1,200,000	1,464,000
10.13%, 05/15/27	2,540,000	3,441,700
11.00%, 08/17/40	2,250,000	2,947,500

		25,734,575
BULGARIA—1.38%
Bulgaria (Republic of)
8.25%, 01/15/15	3,000,000	3,191,250

		3,191,250
CHILE—0.73%
Chile (Republic of)
5.50%, 01/15/13	1,570,000	1,689,726

		1,689,726
COLOMBIA—4.55%
Colombia (Republic of)
7.38%, 01/27/17	5,720,000	6,186,180
7.38%, 09/18/37	4,280,000	4,322,800

		10,508,980
EL SALVADOR—0.73%
El Salvador (Republic of)
7.65%, 06/15/35(d)	2,000,000	1,695,000

		1,695,000
INDONESIA—4.58%
Indonesia (Republic of)
6.63%, 02/17/37	9,910,000	8,274,850
6.88%, 01/17/18	2,400,000	2,292,000

		10,566,850
IRAQ—1.69%
Iraq (Republic of)
5.80%, 01/15/28(d)	6,250,000	3,906,250

		3,906,250
LEBANON—1.51%
Lebanese Republic
9.00%, 03/20/17	3,360,000	3,486,000

		3,486,000

MALAYSIA—4.26%
Malaysia (Government of)
7.50%, 07/15/11	9,000,000	9,840,600

		9,840,600
MEXICO—6.45%
United Mexican States
5.63%, 01/15/17	6,250,000	6,406,250
6.05%, 01/11/40	2,250,000	2,092,500
6.75%, 09/27/34	6,250,000	6,390,625

		14,889,375
PANAMA—2.30%
Panama (Republic of)
6.70%, 01/26/36	3,250,000	3,144,375
7.25%, 03/15/15	2,000,000	2,160,000

		5,304,375
PERU—4.04%
Peru (Republic of)
6.55%, 03/14/37	2,500,000	2,425,000
8.38%, 05/03/16	6,000,000	6,915,000

		9,340,000
PHILIPPINE ISLANDS—7.43%
Philippines (Republic of)
7.75%, 01/14/31	10,125,000	10,985,625
8.00%, 01/15/16	5,500,000	6,160,000

		17,145,625
POLAND—2.19%
Poland (Republic of)
5.00%, 10/19/15	5,000,000	5,050,000

		5,050,000
RUSSIA—11.49%
Russian Federation
7.50%, 03/31/30(d)	26,520,000	26,520,001

		26,520,001
SOUTH AFRICA—4.14%
South Africa (Republic of)
7.38%, 04/25/12	9,000,000	9,551,250

		9,551,250
TURKEY—8.64%
Turkey (Republic of)
6.88%, 03/17/36	11,780,000	10,660,900
7.25%, 03/15/15	9,000,000	9,281,250

		19,942,150
UKRAINE—1.50%
Ukraine (Government of)
7.65%, 06/11/13	4,500,000	3,465,000

		3,465,000
URUGUAY—2.67%
Uruguay (Republic of)
7.63%, 03/21/36	6,250,000	6,156,250

		6,156,250
VENEZUELA—4.06%
Venezuela (Republic of)
5.75%, 02/26/16	11,300,000	6,186,750
9.25%, 09/15/27	5,000,000	3,187,500

		9,374,250

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $200,401,928)		201,393,248

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—9.72%

MALAYSIA—4.43%
Petronas Capital Ltd.
7.00%, 05/22/12(d)	9,250,000	10,219,400

		10,219,400
MEXICO—2.16%
Pemex Project Funding Master Trust
6.63%, 06/15/35(d)	3,810,000	3,409,950
Petroleos Mexicanos
8.00%, 05/03/19	1,440,000	1,566,000

		4,975,950
NETHERLANDS—2.09%
KazMunaiGaz Finance Sub
8.38%, 07/02/13(d)	2,750,000	2,536,875
9.13%, 07/02/18(d)	2,500,000	2,287,500

		4,824,375
VENEZUELA—1.04%
Petroleos de Venezuela SA
5.38%, 04/12/27	6,500,000	2,405,000

		2,405,000

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $22,544,035)		22,424,725

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(e)(f)	2,545,573	2,545,573

		2,545,573

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,545,573)		2,545,573

TOTAL INVESTMENTS IN SECURITIES—98.06%
(Cost: $225,491,536)		226,363,546
Other Assets, Less Liabilities—1.94%		4,486,158

NET ASSETS—100.00%		$230,849,704

(a)	Investments are denominated in U.S. dollars.

(b)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(c)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer's discretion.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

May 31, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—95.63%

CALIFORNIA—95.63%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	$3,500,000	$3,475,920
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	2,990,000	2,938,692
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	2,052,501
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/24	775,000	806,573
5.00%, 04/01/31	1,500,000	1,501,620
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F-1
5.00%, 04/01/39	650,000	632,281
5.50%, 04/01/43	2,100,000	2,149,707
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	323,943
California State Department of Water Resources Supply Revenue (NPFGC Insured)
5.00%, 12/01/23	1,000,000	1,056,670
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,587,820
5.50%, 05/01/15	1,000,000	1,076,370
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,811,375
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	625,000	669,731
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,622,750
5.38%, 05/01/22	1,100,000	1,237,005
California State Department of Water Resources Supply Revenue, Series AE
5.00%, 12/01/25	500,000	535,585
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	775,000	817,764

California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/21	1,900,000	2,028,687
5.00%, 05/01/22	500,000	528,885
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	2,125,000	2,217,289
5.00%, 01/01/11	2,100,000	2,197,671
5.00%, 07/01/17	550,000	570,718
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,351,175
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	1,000,000	1,035,770
California State Public Works Board Lease Revenue
5.13%, 06/01/29	500,000	455,390
5.25%, 06/01/30	250,000	230,860
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	500,000	498,095
5.00%, 12/01/19	1,900,000	1,937,202
5.00%, 12/01/27	1,430,000	1,305,762
5.63%, 03/01/16	1,000,000	1,002,920
California State Public Works Board Lease Revenue, Series A (NPFGC Insured) Prerefunded 11/01/09
5.75%, 11/01/24	810,000	836,382
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	1,550,000	1,452,598
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,353,520
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	797,886
5.00%, 11/01/30	535,000	527,371
California State University Revenue, Series A (FSA Insured)
5.00%, 11/01/33	1,385,000	1,373,366
California State, General Obligations Unlimited
5.00%, 03/01/16	900,000	962,604
5.00%, 03/01/17	900,000	944,820
5.00%, 04/01/17	550,000	585,447
5.00%, 08/01/19	1,000,000	1,028,280
5.00%, 11/01/21	900,000	913,689
5.00%, 06/01/22	1,500,000	1,513,290
5.00%, 08/01/22	500,000	503,925
5.00%, 09/01/35	1,750,000	1,586,270
5.00%, 06/01/37	1,000,000	902,640
5.00%, 11/01/37	1,000,000	902,010
5.25%, 03/01/38	310,000	289,531
5.75%, 04/01/29	1,000,000	1,024,060
6.00%, 04/01/38	1,250,000	1,283,512
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	554,059

California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,737,006
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,390,092
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	502,360
5.00%, 08/01/31	1,500,000	1,484,040
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	3,050,000	2,929,616
Eastern Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	2,900,000
Eastern Municipal Water District, California Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	518,840
5.00%, 07/01/33	500,000	484,330
5.00%, 07/01/35	580,000	554,741
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,351,350
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	542,371
Hayward, California Unified School District, General Obligations Unlimited
5.00%, 08/01/24	1,000,000	1,037,620
Los Altos, California School District, General Obligations Unlimited, Series B Prerefunded 08/01/11
5.00%, 08/01/17	2,400,000	2,607,912
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FSA Insured)
5.00%, 08/01/20	1,000,000	1,058,820
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	508,350
5.00%, 08/01/32	3,300,000	3,259,608
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,077,480
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	491,328
Los Angeles Department of Water & Power Revenue (FGIC Insured) Prerefunded 10/15/09
6.10%, 10/15/39	720,000	742,212
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.00%, 07/01/09	720,000	722,880

Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	2,154,372
5.00%, 07/01/39	650,000	635,135
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,179,908
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/21	900,000	933,156
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	500,000	501,835
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,645,073
4.50%, 01/01/28	3,000,000	2,778,540
Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,119,600
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	483,415
Los Angeles, California Municipal Improvement Corp. Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,543,560
5.00%, 09/01/25	500,000	507,365
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,212,900
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	551,250
Poway, California Unified School District, Public Financing Authority Lease Revenue Capital Appreciation Bond (FSA Insured)
0.00%, 12/01/42	500,000	397,495
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,064,120
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,064,540
Sacramento County Sanitation District Financing Authority, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	691,404
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	969,880
Sacramento Municipal Utility District Electric Revenue, Series U (FSA Insured)
5.00%, 08/15/22	1,000,000	1,049,530
San Bernardino, California Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,098,470
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	1,100,000	1,089,352
5.00%, 05/01/38	650,000	631,586

San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	401,316
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	5,200,000	4,828,980
San Diego, California Community College District, General Obligations Unlimited (FSA Insured)
5.00%, 08/01/30	550,000	549,962
San Diego, California Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	992,540
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	493,160
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	903,020
4.75%, 11/01/36	1,100,000	1,029,578
San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured)
4.75%, 07/01/23	1,000,000	1,003,490
San Jose, California Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	500,000	445,805
San Jose, California Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	500,000	472,810
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	494,665
San Mateo County, California Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,185,963
San Mateo County, California Transportation District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	464,028
Santa Clara Valley, California Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	550,000	550,319
Southern California Public Power Authority Project Revenue, Series A (FSA Insured)
5.50%, 04/01/14	300,000	338,088
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,773,320
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	1,875,000	2,008,631
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	551,460
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	4,800,000	4,224,816

University of California, Series O (FGIC Insured) Prerefunded 09/01/10
5.13%, 09/01/31	2,535,000	2,702,614
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	508,015
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	2,500,000	2,449,525
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/32	500,000	491,875
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	545,471

		147,604,884

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $147,411,264)		147,604,884

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.10%

MONEY MARKET FUNDS—3.10%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares
0.42%(a)	4,790,304	4,790,304

		4,790,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,790,304)		4,790,304

TOTAL INVESTMENTS IN SECURITIES—98.73%
(Cost: $152,201,568)		152,395,188
Other Assets, Less Liabilities—1.27%		1,957,447

NET ASSETS—100.00%		$154,352,635

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC  -  Berkshire Hathaway Assurance Corp.

FGIC  -  Financial Guaranty Insurance Co.

FSA  -  Financial Security Assurance Inc.

NPFGC  -  National Public Finance Guarantee Corp.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

May 31, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.41%

ALABAMA—0.22%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,765,193

		2,765,193
ARIZONA—1.51%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,026,990
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	2,500,000	2,828,025
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	14,790,000	14,933,315

		18,788,330
CALIFORNIA—18.31%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,525,576
Bay Area Governments Association Infrastructure Finance Authority (NPFGC Insured-FGIC)
5.00%, 08/01/17	4,000,000	3,931,360
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	2,500,000	2,502,700
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/26	1,200,000	1,233,492
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,600,000	4,967,126
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	716,280
California State Department of Water Resources Supply Revenue, Series A
5.50%, 05/01/10	760,000	791,814
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,170,080
5.50%, 05/01/15	3,000,000	3,229,110
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	9,053,698

California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,275,900
California State Department of Water Resources Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,381,900
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/09	1,000,000	1,003,850
5.00%, 07/01/10	3,530,000	3,683,308
5.00%, 01/01/11	5,525,000	5,781,968
5.25%, 01/01/10	3,295,000	3,383,537
5.25%, 07/01/12	1,185,000	1,286,045
5.25%, 07/01/14	620,000	678,621
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.25%, 07/01/13	4,000,000	4,366,320
California State Economic Recovery, General Obligations Unlimited, Series B
5.00%, 07/01/23	4,690,000	4,945,324
California State Public Works Board Lease Revenue
5.25%, 06/01/30	1,000,000	923,440
6.25%, 04/01/34	3,000,000	3,051,930
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	4,000,000	4,078,320
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,553,761
California State, General Obligations Unlimited
4.50%, 08/01/26	1,650,000	1,476,502
5.00%, 06/01/09	1,275,000	1,275,280
5.00%, 02/01/10	500,000	513,110
5.00%, 02/01/11	2,000,000	2,107,220
5.00%, 03/01/16	1,800,000	1,925,208
5.00%, 04/01/16	600,000	641,784
5.00%, 03/01/17	8,200,000	8,624,651
5.00%, 06/01/17	7,250,000	7,612,355
5.00%, 04/01/18	1,800,000	1,885,392
5.00%, 03/01/19	6,125,000	6,273,347
5.00%, 04/01/25	1,050,000	1,030,564
5.00%, 06/01/37	4,250,000	3,836,220
5.00%, 11/01/37	6,600,000	5,953,266
5.00%, 12/01/37	3,400,000	3,066,562
5.25%, 03/01/38	1,000,000	933,970
5.75%, 04/01/27	1,000,000	1,034,080
5.75%, 04/01/28	700,000	721,147
6.00%, 04/01/38	11,000,000	11,294,910
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	10,828,545
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	1,250,000	1,200,662
Los Angeles Convention & Exhibit Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,154,960
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,764,805

Los Angeles Department of Water & Power Revenue, Subseries A-1
5.00%, 07/01/09	1,280,000	1,285,120
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,751,490
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FSA Insured)
4.50%, 07/01/22	2,700,000	2,709,909
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,806,301
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	800,000	777,904
5.20%, 07/01/29	1,000,000	1,022,490
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	7,800,000	7,371,000
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,052,200
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	483,415
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	3,921,680
Los Angeles, California Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,076,170
Los Angeles, California Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	986,130
Los Angeles, California Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,056,962
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,756,250
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,442,888
Modesto Irrigation District Certificates of Participation, Series A
6.00%, 10/01/39	500,000	520,415
San Diego County Water Authority Certificates of Participation, Series 2008 A (FSA Insured)
5.00%, 05/01/33	3,800,000	3,763,216
5.00%, 05/01/38	2,960,000	2,876,143
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/22	2,000,000	2,081,320
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,504,935
San Diego Unified School District, General Obligations Unlimited, Series D-2 (FSA Insured)
4.75%, 07/01/27	8,000,000	7,951,680

San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,434,818
San Francisco City & County Certificates of Participation, Series A
5.00%, 04/01/29	500,000	493,160
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.75%, 11/01/36	2,000,000	1,871,960
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	4,250,000	4,204,652
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	1,000,000	1,137,440
University of California Revenue, Series M (FGIC Insured) Prerefunded 09/01/09
5.13%, 09/01/30	3,600,000	3,679,488
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	4,000,000	3,919,240

		228,608,376
COLORADO—2.68%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,001,260
Colorado Department of Transportation Revenue (AMBAC Insured)
6.00%, 06/15/10	925,000	976,559
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/15	7,670,000	8,666,640
Colorado State Higher Education Certificate of Participation
5.25%, 11/01/23	1,000,000	1,070,930
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	972,994
Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,625,040
Regional Transportation District Sales Tax Revenue (AMBAC Insured) Prerefunded 11/01/16
5.00%, 11/01/31	2,900,000	3,386,156
Regional Transportation District Sales Tax Revenue, Series A (AMBAC Insured) Prerefunded 11/01/16
5.00%, 11/01/36	1,500,000	1,751,460
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	14,060,548

		33,511,587
CONNECTICUT—0.45%
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,676,950
Connecticut State, General Obligations Unlimited, Series A
5.00%, 02/15/25	2,660,000	2,907,779

		5,584,729

DISTRICT OF COLUMBIA—0.30%
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 02/01/31	2,000,000	1,619,860
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,056,610
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,036,870

		3,713,340
FLORIDA—3.56%
Citizens Property Insurance Corp., Series A (NPFGC Insured)
5.00%, 03/01/17	9,830,000	9,674,883
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	6,000,000	6,204,240
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC)
5.00%, 07/01/12	5,900,000	6,100,836
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/25	1,455,000	1,510,334
Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	1,500,000	1,565,520
Miami-Dade County Educational Facilities Authority Revenue, Series A (AMBAC Insured) Prerefunded 04/01/10
5.75%, 04/01/29	5,000,000	5,265,750
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,637,825
Miami-Dade County, General Obligations Unlimited, Series B-1
5.63%, 07/01/38	1,000,000	1,008,080
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,610,728
5.00%, 10/01/36	6,920,000	6,828,102

		44,406,298
GEORGIA—2.06%
Georgia State Road & Toll Highway Authority Revenue, Series A
5.00%, 06/01/10	1,000,000	1,044,460
Georgia State, General Obligations Unlimited, Series B
5.00%, 01/01/20	2,000,000	2,313,080
Georgia State, General Obligations Unlimited, Series C
5.00%, 07/01/20	2,000,000	2,263,100
5.50%, 07/01/16	5,000,000	5,746,000
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	2,850,000	3,041,805
5.00%, 02/01/13	2,625,000	2,943,124
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured)
5.00%, 07/01/37	4,400,000	4,411,396

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (FSA Insured)
5.00%, 07/01/27	1,625,000	1,689,577
Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,205,120

		25,657,662
HAWAII—1.49%
Hawaii State, General Obligations Unlimited, Series CT (FSA Insured) Prerefunded 09/01/09
5.88%, 09/01/19	1,175,000	1,203,129
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	1,000,000	1,048,460
5.00%, 07/01/11	4,000,000	4,316,040
5.00%, 07/01/13	5,920,000	6,655,974
5.00%, 07/01/15	2,200,000	2,510,156
Honolulu, Hawaii City & County Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,824,808

		18,558,567
ILLINOIS—6.15%
Chicago Board of Education, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 12/01/27	5,600,000	5,749,184
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited
5.00%, 12/01/27	875,000	913,859
Chicago Metropolitan Water Reclamation District, General Obligations Unlimited Prerefunded 12/01/16
5.00%, 12/01/33	3,000,000	3,511,020
Chicago Skyway Toll Bridge (AMBAC Insured) Prerefunded 01/01/11
5.50%, 01/01/31	5,500,000	5,945,995
Chicago, Illinois General Obligations Unlimited, Series A (FSA Insured)
5.00%, 01/01/24	2,500,000	2,586,350
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	4,041,225
5.50%, 01/01/38	8,255,000	8,928,525
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/29	900,000	906,174
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,080,000	1,147,338
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 11/15/26	1,575,000	1,617,793
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/23	1,225,000	1,280,468
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured)
5.00%, 01/01/24	2,700,000	2,834,514
Illinois State Toll Highway Authority Revenue, Series A-1 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/26	2,700,000	3,155,058

Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured)
5.00%, 01/01/31	6,295,000	7,355,959
Illinois State Toll Highway Authority Revenue, Series A-2 (FSA Insured) Prerefunded 07/01/16
5.00%, 01/01/28	500,000	584,270
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,038,050
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,594,312
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,428,560
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,157,760

		76,776,414
INDIANA—0.44%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 12/01/23	1,000,000	1,004,550
4.50%, 12/01/24	4,450,000	4,431,310

		5,435,860
KENTUCKY—0.46%
Kentucky State Property & Buildings Revenue
5.00%, 11/01/20	5,350,000	5,781,691

		5,781,691
MARYLAND—2.95%
Maryland State Department of Transportation Revenue
5.00%, 05/01/14	2,000,000	2,280,900
5.00%, 02/15/23	2,500,000	2,758,800
Maryland State Transportation Authority Revenue (FSA Insured)
5.00%, 07/01/38	2,000,000	2,042,400
Maryland State, General Obligations Unlimited
5.00%, 02/01/10	1,500,000	1,546,710
5.00%, 02/01/11	7,560,000	8,071,358
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	453,472
5.00%, 07/15/14	3,125,000	3,580,500
5.00%, 08/01/15	2,500,000	2,898,125
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	1,000,000	1,085,640
5.25%, 02/15/13	2,500,000	2,826,300
5.25%, 03/01/16	400,000	470,960
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,840,080

		36,855,245

MASSACHUSETTS—6.81%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Prerefunded 07/01/12
5.00%, 07/01/32	750,000	830,610
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	2,150,000	2,545,105
5.50%, 07/01/17	500,000	595,900
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	16,525,476
5.00%, 08/15/37	2,850,000	2,882,319
Massachusetts School Building Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 08/15/17	1,000,000	1,115,100
5.00%, 08/15/21	2,000,000	2,163,440
5.00%, 08/15/30	5,000,000	5,131,100
Massachusetts State Special Obligation Revenue, Series A (FSA Insured)
5.00%, 12/15/14	1,875,000	2,073,581
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,094,400
Massachusetts State, General Obligations Limited, Series B
5.25%, 08/01/20	3,000,000	3,500,910
Massachusetts State, General Obligations Limited, Series C
5.50%, 12/01/09	4,000,000	4,102,920
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	6,250,000	6,660,875
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/14	720,000	836,532
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,833,529
6.00%, 11/01/13	3,000,000	3,505,830
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/14	1,250,000	1,418,087
5.00%, 03/01/22	550,000	634,640
5.00%, 09/01/28	4,410,000	4,667,544
6.00%, 11/01/11	250,000	277,355
Massachusetts State, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 03/01/15
5.00%, 03/01/23	4,000,000	4,615,560
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured)
5.50%, 02/01/10	4,000,000	4,136,520
5.50%, 02/01/11	5,390,000	5,783,308
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,265,913
Massachusetts State, General Obligations Unlimited, Series B Prerefunded 06/01/10
6.00%, 06/01/16	500,000	527,370
Massachusetts State, General Obligations Unlimited, Series C (FSA Insured)
5.50%, 12/01/17	500,000	593,720
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,298,550
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	1,115,000	1,249,681

Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	1,000,000	1,167,310

		85,033,185
MICHIGAN—0.59%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,372,175
Detroit, Michigan Sewer Disposal System Revenue, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,403,380
Detroit, Michigan Water Supply System Revenue, Series B (FSA Insured)
6.25%, 07/01/36	750,000	791,280
Michigan State, General Obligations Unlimited, Series A
5.00%, 11/01/20	760,000	793,942

		7,360,777
MINNESOTA—0.51%
Minnesota State, General Obligations Unlimited
5.00%, 11/01/11	2,800,000	3,060,008
5.00%, 08/01/17	1,000,000	1,171,940
5.00%, 08/01/25	2,000,000	2,172,120

		6,404,068
MISSOURI—0.89%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured)
5.00%, 01/01/34	2,000,000	1,613,240
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	625,000	707,325
5.25%, 05/01/18	3,000,000	3,488,820
Missouri State Highways & Transit Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,315,100

		11,124,485
NEVADA—0.79%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	5,000,000	4,923,950
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,348,488
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	500,000	525,245
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,021,630

		9,819,313
NEW JERSEY—5.18%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (FSA Insured)
5.50%, 11/01/13	500,000	573,090
5.75%, 11/01/28	7,040,000	8,333,459

New Jersey Economic Development Authority Revenue
5.75%, 06/15/29	2,000,000	1,638,140
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	1,000,000	1,130,410
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	2,870,000	3,166,041
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/09	1,005,000	1,015,512
New Jersey State Turnpike Authority Revenue, Series A (FSA Insured)
5.00%, 01/01/20	7,700,000	8,177,043
5.00%, 01/01/21	1,000,000	1,069,750
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured) Prerefunded 01/01/10
5.75%, 01/01/18	1,200,000	1,238,160
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,324,768
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,462,006
New Jersey Transportation Trust Fund Authority Revenue, Series A (FSA Insured)
4.25%, 12/15/22	8,500,000	8,289,455
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/09
5.00%, 06/15/17	200,000	200,416
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,231,758
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,132,875
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	4,300,000	4,689,064
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	1,000,000	1,046,730
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	445,992
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	4,945,000	5,214,651
5.50%, 12/15/11	3,715,000	4,008,857
5.50%, 12/15/17	1,000,000	1,125,820
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/18	1,000,000	1,152,860

		64,666,857

NEW MEXICO—0.04%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	500,000	547,110

		547,110
NEW YORK—16.45%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	1,520,000	1,288,048
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	1,600,000	1,287,072
Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	3,700,000	3,900,947
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,172,699
Long Island Power Authority Revenue, Series A (FSA Insured)
5.00%, 12/01/16	1,000,000	1,097,100
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,127,180
Long Island Power Authority Revenue, Series B
5.75%, 04/01/33	2,190,000	2,319,758
Metropolitan Transportation Authority Revenue, Series A
5.13%, 01/01/24	2,700,000	2,733,291
5.50%, 01/01/15	1,660,000	1,848,526
5.50%, 11/15/39	300,000	309,162
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/14	1,875,000	2,078,381
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	1,000,000	997,120
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,018,357
New York City Municipal Water Finance Authority Water & Sewer System Revenue Prerefunded 06/15/10
5.50%, 06/15/33	2,000,000	2,124,780
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,742,573
5.00%, 06/15/38	6,250,000	6,202,500
5.00%, 06/15/39	2,325,000	2,325,977
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,087,750
5.00%, 06/15/22	5,000,000	5,386,850
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
5.00%, 06/15/35	700,000	700,602
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,904,118

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	7,203,528
New York City Transit Authority Certificates of Participation, Series A (AMBAC Insured) Prerefunded 01/01/10
5.25%, 01/01/29	2,000,000	2,076,580
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
5.50%, 07/15/28	3,255,000	3,399,587
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	5,132,978
5.00%, 11/01/14	4,500,000	5,084,865
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/13	1,015,000	1,139,124
5.00%, 11/01/15	530,000	601,958
New York City Transitional Finance Authority Revenue, Subseries A-2
5.00%, 11/01/17	1,000,000	1,104,330
New York City Transitional Finance Authority Revenue, Subseries C-1
5.00%, 11/01/27	2,800,000	2,915,080
New York City, General Obligations Unlimited, Series A-1
5.25%, 08/15/23	5,000,000	5,276,400
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,153,800
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,084,900
New York City, General Obligations Unlimited, Subseries B-1
5.25%, 09/01/23	525,000	554,096
New York City, General Obligations Unlimited, Subseries I-1
5.38%, 04/01/36	2,000,000	2,059,160
New York City, General Obligations Unlimited, Subseries L-1
5.00%, 04/01/27	1,200,000	1,214,460
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,178,040
New York State Dormitory Authority Revenue, Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,128,960
New York State Dormitory Authority Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,556,319
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,055,985
New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	3,700,000	3,917,782
5.00%, 03/15/27	7,500,000	7,830,300
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	521,205
New York State Dormitory Authority State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,408,232

New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,559,290
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,214,952
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	2,036,080
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,637,152
New York State Local Government Assistance Corp. Revenue, Series A-1 (FSA Insured)
5.00%, 04/01/11	1,000,000	1,070,030
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	3,800,000	4,364,148
New York State Thruway Authority Revenue
5.50%, 04/01/11	1,160,000	1,243,822
New York State Thruway Authority Revenue, Series A
5.00%, 03/15/10	1,000,000	1,033,410
New York State Thruway Authority Revenue, Series B
5.00%, 04/01/19	500,000	551,325
5.00%, 04/01/27	6,485,000	6,613,079
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	888,653
New York State Thruway Authority Revenue, Series B (FSA Insured)
5.00%, 04/01/14	11,480,000	12,719,266
New York State Thruway Authority Revenue, Series H (NPFGC Insured)
5.00%, 01/01/20	3,400,000	3,693,896
5.00%, 01/01/21	3,400,000	3,660,338
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,367,424
5.00%, 01/01/23	720,000	761,148
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	1,700,000	1,798,294
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/36	2,000,000	2,013,720
New York State Urban Development Corp. Revenue, Series D
5.63%, 01/01/28	800,000	830,272
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	690,000	722,913
New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,678,938
New York State, General Obligations Unlimited, Series A
5.00%, 02/15/39	1,045,000	1,056,955

Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.25%, 10/15/18	500,000	558,260
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	8,134,668
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,014,760
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	11,686,465
Triborough Bridge & Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,163,010
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/31	3,000,000	3,036,030

		205,358,758
NORTH CAROLINA—3.86%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	4,000,000	4,126,600
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C
5.00%, 02/01/14	750,000	852,023
North Carolina State Grant Anticipation Revenue
5.00%, 03/01/11	950,000	1,011,446
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	17,096,546
North Carolina State, General Obligations Unlimited, Series A
5.00%, 03/01/16	2,150,000	2,500,988
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/10	750,000	778,988
5.00%, 04/01/13	12,000,000	13,510,680
University of North Carolina Revenue
5.00%, 12/01/36	8,100,000	8,297,235

		48,174,506
OHIO—2.40%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.25%, 12/01/25	4,820,000	5,363,310
Columbus, Ohio Sewer Revenue, Series A
5.00%, 06/01/27	1,500,000	1,588,380
5.00%, 06/01/31	8,950,000	9,263,340
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	2,985,000	3,184,935
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	1,000,000	1,129,930
5.75%, 06/15/19	5,000,000	5,825,600
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,124,507
Ohio State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,475,565

		29,955,567

OREGON—2.81%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/09	1,100,000	1,112,870
5.00%, 09/01/11	10,000,000	10,838,000
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,614,554
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,435,914
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,223,379
Tri-County Metropolitan Transportation District (NPFGC Insured)
4.00%, 05/01/14	810,000	810,705

		35,035,422
PENNSYLVANIA—1.74%
Chester County, Pennsylvania, General Obligations Unlimited
5.00%, 07/15/28	470,000	503,544
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,807,812
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/15	1,800,000	2,090,070
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 08/01/10	2,000,000	2,103,640
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	3,862,740
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	540,370
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,724,182
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/13	625,000	707,550
Pennsylvania State, General Obligations Unlimited, Series 3 (FSA Insured)
5.00%, 09/01/14	1,250,000	1,427,175
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/16	1,405,000	1,627,074
5.00%, 08/01/17	700,000	813,876
5.00%, 08/01/18	1,000,000	1,147,860
Philadelphia School District, General Obligations Unlimited, Series D (FGIC Insured) Prerefunded 06/01/14
5.13%, 06/01/34	1,200,000	1,382,592

		21,738,485
PUERTO RICO—2.30%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	4,520,000	4,363,201
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	903,100
5.25%, 07/01/24	1,000,000	915,950

Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/37	7,000,000	6,046,180
Puerto Rico Electric Power Authority Revenue, Series WW
5.50%, 07/01/38	2,520,000	2,344,205
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,035,000	2,974,664
Puerto Rico Highway & Transportation Authority Revenue, Series N (Assured Guaranty Ltd. Insured)
5.25%, 07/01/36	2,000,000	1,960,240
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	6,725,883
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured)
5.00%, 07/01/36	3,000,000	2,459,370

		28,692,793
SOUTH CAROLINA—2.27%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	8,000,000	9,191,440
South Carolina State Public Services Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	3,996,384
South Carolina State Public Services Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	8,722,395
South Carolina State Public Services Authority Revenue, Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,697,865
South Carolina State Public Services Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,403,013
South Carolina State Public Services Authority Revenue, Series D (FSA Insured)
5.00%, 01/01/10	500,000	513,240
5.00%, 01/01/21	2,700,000	2,833,218

		28,357,555
TENNESSEE—0.71%
Metropolitan Government Nashville & Davidson County, General Obligations Unlimited
5.00%, 01/01/20	1,000,000	1,112,770
Tennessee Energy Acquisition Corp. Gas Revenue, Series C
5.00%, 02/01/19	5,275,000	4,827,838
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/10	2,815,000	2,967,038

		8,907,646
TEXAS—7.47%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,147,280
5.00%, 02/15/35	1,200,000	1,219,872

Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured)
5.00%, 12/01/36	1,200,000	1,215,732
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	734,741
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,734,520
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/17	750,000	859,613
Harris County, Texas General Obligations Limited, Series A
5.25%, 10/01/24	3,000,000	3,203,040
Harris County, Texas General Obligations Limited, Series B
5.00%, 10/01/25	4,000,000	4,249,920
Harris County, Texas Health Facilities Development Corp. Revenue, Series A (NPFGC Insured) Prerefunded 07/01/09
5.38%, 07/01/29	225,000	228,245
Houston, Texas General Obligations Limited, Series A
5.25%, 03/01/28	1,235,000	1,299,504
Houston, Texas Utility System Revenue, Series A (Assured Guaranty Ltd. Insured)
6.00%, 11/15/36	1,000,000	1,101,110
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	853,541
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,702,363
North Texas Municipal Water District Water System Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,519,920
North Texas Tollway Authority Revenue, Series A (NPFGC Insured)
5.13%, 01/01/28	12,390,000	12,192,503
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	1,000,000	980,690
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,761,166
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	5,335,000	5,382,001
5.38%, 02/01/14	1,000,000	1,130,240
5.38%, 02/01/16	2,000,000	2,144,880
Texas State Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,374,087
5.00%, 04/01/28	1,000,000	1,041,040
5.00%, 04/01/30	2,850,000	2,929,544
Texas State Transportation Commission Revenue
5.00%, 04/01/24	6,250,000	6,703,625
5.00%, 04/01/27	9,650,000	10,147,361
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,808,700

Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,469,296
5.00%, 04/01/26	2,850,000	2,980,331
5.00%, 04/01/33	5,000,000	5,087,250

		93,202,115
UTAH—0.90%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	1,000,000	1,073,540
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,699,155
5.00%, 07/01/17	1,000,000	1,172,850
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,520,000	5,813,719
Utah Transportation Authority Sales Tax Revenue, Series A (FSA Insured)
5.00%, 06/15/32	1,500,000	1,532,805

		11,292,069
WASHINGTON—1.68%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,160,616
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,340,094
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/25	1,330,000	1,427,848
5.00%, 07/01/27	4,750,000	5,019,753
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,054,200
5.00%, 01/01/28	1,000,000	1,048,320
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	2,685,000	2,879,313

		20,930,144
WISCONSIN—0.43%
Wisconsin State General Fund Annual Appropriation Revenue, Series A
5.75%, 05/01/33	2,000,000	2,095,400
Wisconsin State, General Obligation Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,275,610

		5,371,010

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,209,204,938)		1,228,415,157

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.20%(a)	4,883,506	4,883,506

		4,883,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,883,506)	4,883,506

TOTAL INVESTMENTS IN SECURITIES—98.80%
(Cost: $1,214,088,444)	1,233,298,663
Other Assets, Less Liabilities—1.20%	14,975,711

NET ASSETS—100.00%	$1,248,274,374

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC  -  Berkshire Hathaway Assurance Corp.

FGIC  -  Financial Guaranty Insurance Co.

FSA  -  Financial Security Assurance Inc.

GTD  -  Guaranteed Bond

IBC  -  Insured Bond Certificates

NPFGC  -  National Public Finance Guarantee Corp.

PSF  -  Permanent School Fund

Q-SBLF  -  Qualified Student Bond Loan Fund

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

May 31, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—96.43%

NEW YORK—96.43%
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/47	$250,000	$211,849
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/47	675,000	542,984
Long Island Power Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	321,378
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	400,000	426,436
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,645,980
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	225,000	217,622
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	500,000	481,570
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	417,460
Long Island Power Authority Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,083,880
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/31	600,000	581,106
5.50%, 11/15/39	700,000	721,378
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	493,984
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	710,716
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,571,056
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/28	232,500	232,207
New York City Industrial Development Agency Revenue (Yankee Stadium) (FGIC Insured)
4.50%, 03/01/39	360,000	260,845
New York City Municipal Water Finance Authority Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	622,296
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/38	100,000	99,240
5.00%, 06/15/39	2,500,000	2,501,050

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B Prerefunded 06/15/10
6.50%, 06/15/31	275,000	295,020
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	250,252
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	980,000	934,097
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	567,885
5.00%, 11/01/21	250,000	271,275
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	472,590
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,087,560
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	407,160
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,088,480
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	408,540
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	375,000	401,047
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,899,239
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	202,766
New York City, General Obligations Unlimited, Subseries C-1 (FSA Insured)
5.00%, 10/01/24	250,000	258,633
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	351,990
5.00%, 11/15/35	500,000	455,635
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	1,000,000	1,044,510
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	268,760
New York State Dormitory Authority Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	295,200
New York State Dormitory Authority Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	224,818
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	492,930
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,635,000	1,736,337
New York State Dormitory Authority Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,206,840
5.50%, 10/01/17	225,000	244,415

New York State Dormitory Authority State Personal Income Tax Revenue, Series A
5.00%, 03/15/28	500,000	519,430
New York State Dormitory Authority State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	208,482
New York State Dormitory Authority State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	254,510
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	1,000,000	1,006,520
5.13%, 06/15/38	250,000	252,833
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	610,324
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	767,415
New York State Local Government Assistance Corp. Revenue, Series A2
5.00%, 04/01/10	700,000	726,663
New York State Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	344,538
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	140,399
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (FSA Insured)
5.00%, 04/01/15	500,000	557,145
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	456,496
New York State Thruway Authority, Personal Income Tax Revenue, Series A
5.00%, 03/15/26	300,000	317,346
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	797,835
New York State Urban Development Corp. Revenue, Series B-1
5.25%, 03/15/38	250,000	256,138
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	268,695
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	500,000	523,850

New York State Urban Development Corp., Correctional Facilities Revenue, Series D (FSA Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,602,945
Port Authority of New York & New Jersey Revenue
5.00%, 10/01/27	700,000	727,391
5.00%, 12/01/29	925,000	954,545
5.00%, 07/15/35	125,000	126,824
5.00%, 09/01/38	700,000	702,184
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/32	700,000	714,175
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/20	62,500	67,808
5.25%, 10/15/18	500,000	558,260
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	775,000	778,317
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	506,025
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	532,725
5.00%, 11/15/31	650,000	657,807

		43,946,641

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $43,197,276)		43,946,641

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.26%

MONEY MARKET FUNDS—2.26%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
0.41%(a)	1,029,719	1,029,719

		1,029,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,029,719)		1,029,719

TOTAL INVESTMENTS IN SECURITIES—98.69%
(Cost: $44,226,995)		44,976,360
Other Assets, Less Liabilities—1.31%		597,913

NET ASSETS—100.00%		$45,574,273

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

BHAC  -  Berkshire Hathaway Assurance Corp.

FGIC  -  Financial Guaranty Insurance Co.

FHA  -  Federal Housing Administration

FSA  -   Financial Security Assurance Inc.

NPFGC  -   National Public Finance Guarantee Corp.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL MUNICIPAL BOND FUND

May 31, 2009

Security	Principal	Value

MUNICIPAL BONDS & NOTES—96.00%

ALABAMA—0.33%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$250,000	$271,630

		271,630
ARIZONA—0.66%
Arizona School Facility Board Revenue, Prerefunded 07/01/11
5.50%, 07/01/17	500,000	546,395

		546,395
CALIFORNIA—18.06%
California Infrastructure & Economic Development Bank Revenue, Series A (AMBAC Insured)
5.00%, 10/01/09	500,000	507,035
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	580,000	652,239
California State Department of Water Resources Supply Revenue, Series A (NPFGC Insured)
5.25%, 05/01/12	1,080,000	1,179,036
California State Department of Water Resources Supply Revenue, Series A Prerefunded 05/01/12
5.25%, 05/01/20	550,000	616,539
5.75%, 05/01/17	600,000	681,156
California State Economic Recovery, General Obligations Unlimited, Series A
4.00%, 07/01/09	500,000	501,485
5.25%, 07/01/13	715,000	780,480
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/10	500,000	521,715
5.00%, 07/01/12	250,000	269,700
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/11
5.00%, 07/01/23	475,000	503,001
California State, General Obligations Unlimited
5.00%, 06/01/09	400,000	400,088
5.00%, 02/01/13	250,000	267,982
5.00%, 03/01/13	750,000	804,907
5.25%, 02/01/14	100,000	107,659
6.10%, 10/01/09	450,000	457,582
California State, General Obligations Unlimited (NPFGC Insured)
5.50%, 03/01/13	200,000	210,288
6.00%, 10/01/10	125,000	132,621

California State, General Obligations Unlimited (XLCA Insured) Prerefunded 10/01/10
5.25%, 10/01/23	325,000	343,635
East Bay California Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11
5.00%, 06/01/26	350,000	378,164
Los Angeles County Metropolitan Transportation Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/11	750,000	782,077
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.00%, 07/01/09	500,000	502,000
Los Angeles Unified School District, General Obligations Unlimited, Series A (FSA Insured) Prerefunded 07/01/13
5.00%, 07/01/24	285,000	324,170
Los Angeles Unified School District, General Obligations Unlimited, Series C (NPFGC Insured) Prerefunded 07/01/09
5.25%, 07/01/24	670,000	679,601
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13
5.00%, 07/01/25	725,000	824,644
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/11	720,000	755,194
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	605,000	688,151
University of California Revenue, Series A (AMBAC Insured)
5.00%, 05/15/11	295,000	316,025
5.00%, 05/15/13	125,000	138,697
Vernon, California Electric System Revenue, Series A
3.75%, 08/01/13	110,000	108,802
5.25%, 08/01/14	500,000	521,835

		14,956,508
COLORADO—0.65%
E-470 Colorado Public Highway Authority Revenue, Series A (NPFGC Insured) Prerefunded 09/01/10
5.75%, 09/01/35	500,000	541,055

		541,055
CONNECTICUT—2.30%
Connecticut State, General Obligations Unlimited, Series C
5.25%, 12/15/09	1,180,000	1,211,223
5.50%, 12/15/12	175,000	197,837
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	492,822

		1,901,882
FLORIDA—4.39%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/10	500,000	512,335
5.00%, 07/01/13	485,000	502,557

Florida State Department of Environmental Protection & Preservation Revenue, Series A (NPFGC Insured-FGIC)
5.75%, 07/01/10	400,000	417,472
Florida State Department of Environmental Protection & Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/10	500,000	518,370
Florida State Turnpike Authority (FSA Insured)
5.25%, 07/01/11	215,000	230,734
Jacksonville Electric Authority Revenue
5.25%, 10/01/11	1,350,000	1,453,423

		3,634,891
GEORGIA—1.82%
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 5/01/12
5.00%, 05/01/20	400,000	441,448
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C
5.50%, 07/01/12	500,000	562,240
Georgia State Road & Tollway Authority Federal Highway Grant Revenue
5.00%, 06/01/09	500,000	500,130

		1,503,818
HAWAII—2.17%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/10	500,000	524,230
5.00%, 07/01/13	1,135,000	1,276,103

		1,800,333
ILLINOIS—5.79%
Chicago, Illinois Board of Education, General Obligations Unlimited, Series C (FSA Insured) Prerefunded 12/01/11
5.00%, 12/01/31	550,000	602,624
Chicago, Illinois General Obligations Unlimited, Series C (FGIC Insured) Prerefunded 07/01/10
5.50%, 01/01/40	1,000,000	1,062,350
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	541,410
Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	550,000	600,518
Illinois State Toll Highway Authority Revenue, Series A (FSA Insured)
5.50%, 01/01/14	1,000,000	1,130,200
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	100,000	110,204
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
5.25%, 06/15/11	695,000	747,118

		4,794,424

INDIANA—0.67%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12
5.25%, 07/01/33	500,000	557,830

		557,830
KANSAS—0.58%
Kansas State Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	430,000	478,259

		478,259
KENTUCKY—1.36%
Kentucky State Turnpike Authority Revenue (AMBAC Insured)
5.50%, 07/01/09	725,000	728,205
Kentucky State Turnpike Authority Revenue, Series A (AMBAC Insured)
5.50%, 07/01/09	400,000	401,768

		1,129,973
MARYLAND—3.01%
Maryland State Department of Transportation Consolidated Revenue
5.00%, 05/01/12	400,000	441,848
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	500,000	566,840
5.00%, 08/01/13	600,000	680,832
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	500,000	542,820
5.00%, 08/01/12	230,000	256,077

		2,488,417
MASSACHUSETTS—5.74%
Massachusetts State Special Obligations Revenue (FSA Insured)
5.00%, 12/15/13	350,000	387,174
Massachusetts State Special Obligations Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	551,760
Massachusetts State Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/09	495,000	499,282
5.50%, 08/01/11	1,000,000	1,094,400
Massachusetts State, General Obligations Limited
5.00%, 07/01/12	500,000	552,145
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	550,000	586,157
5.50%, 11/01/11	400,000	439,928
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured)
6.00%, 08/01/09	200,000	201,896
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	200,000	221,314
6.00%, 11/01/11	200,000	221,884

		4,755,940

MICHIGAN—0.14%
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	118,003

		118,003
MINNESOTA—1.41%
Minnesota State, General Obligations Unlimited
5.00%, 11/01/09	630,000	642,291
5.00%, 10/01/10	500,000	528,180

		1,170,471
MISSOURI—0.90%
Missouri State Highways & Transit Commission State Road Revenue
5.00%, 02/01/14	660,000	746,935

		746,935
NEVADA—2.14%
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12
5.00%, 06/15/22	500,000	553,780
5.38%, 06/15/14	400,000	447,480
Truckee Meadows Water Authority Water Revenue, Series A (FSA Insured) Prerefunded 07/01/11
5.13%, 07/01/30	710,000	769,924

		1,771,184
NEW JERSEY—10.59%
New Jersey Building Authority, Series B
5.00%, 06/15/13	425,000	459,446
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	538,035
5.00%, 05/01/13	250,000	272,173
New Jersey State Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.50%, 09/15/13	400,000	434,628
New Jersey State Transit Corp. Certificates of Participation, Series B (AMBAC Insured) Prerefunded 9/15/10
6.00%, 09/15/15	500,000	533,935
New Jersey State Turnpike Authority Revenue, Series A (NPFGC Insured)
5.75%, 01/01/10	1,350,000	1,386,977
6.00%, 01/01/14	1,225,000	1,450,020
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	222,392
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	478,826
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/09	275,000	281,039
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/09
5.00%, 06/15/17	400,000	400,832
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
5.00%, 12/15/21	500,000	547,960

New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/13	500,000	550,040
New Jersey Transportation Trust Fund Authority Revenue, Series C
5.00%, 06/15/10	600,000	628,038
New Jersey Transportation Trust Fund Authority Revenue, Series C (FSA Insured)
5.50%, 12/15/10	550,000	579,992

		8,764,333
NEW MEXICO—1.85%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,531,908

		1,531,908
NEW YORK—12.39%
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	471,879
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	534,235
Nassau County Interim Finance Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/09	300,000	306,351
New York City Transitional Finance Authority Revenue, Subseries D-1
5.00%, 11/01/10	550,000	581,636
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	450,000	488,466
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/13	425,000	464,980
New York City, General Obligations Unlimited, Series B
5.50%, 08/01/10	500,000	526,765
New York City, General Obligations Unlimited, Series C
5.25%, 08/01/11	250,000	268,525
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	500,000	534,730
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	500,000	534,730
New York State Dormitory Authority Revenue (City University of New York) (FSA Insured) Prerefunded 07/01/09
5.50%, 07/01/29	500,000	507,280
New York State Dormitory Authority Revenue (City University of New York) (NPFGC Insured)
5.25%, 07/01/09	1,000,000	1,004,010
New York State Environmental Facilities Corp. Revenue
5.75%, 06/15/10	495,000	521,978
New York State Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/12	500,000	546,695
New York State Power Authority Revenue, Series A, Prerefunded 11/15/12
5.25%, 11/15/18	400,000	452,648
New York State Thruway Authority Revenue
5.00%, 04/01/13	550,000	604,995
5.50%, 04/01/12	1,000,000	1,096,390

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	500,000	549,995
New York State Urban Development Corp., Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	250,000	261,925

		10,258,213
NORTH CAROLINA—0.67%
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	500,000	551,240

		551,240
OHIO—2.69%
Hamilton County, Ohio Sales Tax Revenue, Subseries B (AMBAC Insured) Prerefunded 12/01/10
5.25%, 12/01/32	550,000	586,839
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,099,518
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	538,215

		2,224,572
OREGON—1.58%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/10	1,000,000	1,053,010
Oregon State Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	225,000	252,691

		1,305,701
PENNSYLVANIA—4.49%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	268,415
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/10	500,000	524,625
5.00%, 07/01/11	500,000	540,370
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	1,680,000	1,895,947
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	330,000	360,690
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	128,377

		3,718,424
SOUTH CAROLINA—1.18%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	850,000	976,591

		976,591

TEXAS—4.16%
Harris County, Texas Health Facilities Development Corp. Revenue, Series A (NPFGC Insured) Prerefunded 07/01/09
5.38%, 07/01/24	100,000	101,442
5.38%, 07/01/29	895,000	907,906
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	500,000	545,050
Texas Municipal Power Agency Revenue (NPFGC Insured)
5.25%, 09/01/09	250,000	252,635
Texas State Transportation Commission Revenue, Series A
5.00%, 04/01/13	1,465,000	1,637,811

		3,444,844
UTAH—2.53%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	250,000	268,385
5.25%, 07/01/13	500,000	546,195
Utah State, General Obligations Unlimited, Series A
4.50%, 07/01/09	345,000	346,266
5.00%, 07/01/13	300,000	339,831
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	483,051
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/11	105,000	114,426

		2,098,154
VIRGINIA—1.75%
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,325,000	1,444,939

		1,444,939

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $78,977,191)		79,486,867

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.51%

MONEY MARKET FUNDS—2.51%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
0.20%(a)	2,077,222	2,077,222

		2,077,222
TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,077,222)		2,077,222

TOTAL INVESTMENTS IN SECURITIES—98.51%
(Cost: $81,054,413)		81,564,089
Other Assets, Less Liabilities—1.49%		1,234,502

NET ASSETS—100.00%		$82,798,591

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Co.

FSA  -  Financial Security Assurance Inc.

NPFGC  -  National Public Finance Guarantee Corp.

XLCA  -  XL Capital Assurance Inc.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

May 31, 2009

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—95.41%

AUSTRALIA—1.61%
Australia (Commonwealth of)
5.25%, 08/15/10	400,000	$328,607

		328,607
AUSTRIA—3.97%
Austria (Republic of)
5.25%, 01/04/11	540,000	810,770

		810,770
BELGIUM—3.97%
Belgium (Kingdom of)
5.75%, 09/28/10	540,000	809,876

		809,876
CANADA—4.70%
Canada (Government of)
3.75%, 09/01/11	1,000,000	960,057

		960,057
DENMARK—4.08%
Denmark (Kingdom of)
6.00%, 11/15/11	4,000,000	832,924

		832,924
FINLAND—3.35%
Finland (Republic of)
5.75%, 02/23/11	450,000	684,199

		684,199
FRANCE—4.13%
France (Republic of)
3.00%, 01/12/11	580,000	842,849

		842,849
GERMANY—11.78%
Germany (Federal Republic of)
3.50%, 10/14/11	1,480,000	2,190,177
5.00%, 01/04/12	140,000	214,694

		2,404,871
GREECE—3.91%
Hellenic Republic
6.00%, 05/19/10	540,000	797,226

		797,226
IRELAND—1.58%
Ireland (Government of)
4.00%, 11/11/11	220,000	321,965

		321,965

ITALY—9.43%
Italy (Republic of)
3.75%, 09/15/11	220,000	323,395
4.50%, 08/01/10	1,090,000	1,601,353

		1,924,748
JAPAN—21.70%
Japan (Government of)
1.20%, 06/20/11	190,000,000	2,024,643
1.40%, 03/21/11	84,000,000	897,059
1.50%, 03/20/12	90,000,000	970,177
1.80%, 12/20/10	50,000,000	536,200

		4,428,079
NETHERLANDS—3.94%
Netherlands (Kingdom of)
5.00%, 07/15/11	530,000	803,116

		803,116
NORWAY—1.19%
Norway (Kingdom of)
6.00%, 05/16/11	1,420,000	242,979

		242,979
PORTUGAL—3.91%
Portugal (Republic of)
5.85%, 05/20/10	540,000	798,435

		798,435
SPAIN—3.98%
Spain (Kingdom of)
3.25%, 07/30/10	560,000	812,706

		812,706
SWEDEN—1.16%
Sweden (Kingdom of)
5.25%, 03/15/11	1,670,000	235,819

		235,819
SWITZERLAND—2.52%
Swiss Confederation
3.50%, 08/07/10	530,000	514,370

		514,370
UNITED KINGDOM—4.50%
United Kingdom Treasury Bond
4.25%, 03/07/11	540,000	918,987

		918,987

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $18,697,203)		19,472,583

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	130,260	130,260

		130,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,260)	130,260

TOTAL INVESTMENTS IN SECURITIES—96.05%
(Cost: $18,827,463)	19,602,843
Other Assets, Less Liabilities—3.95%	805,891

NET ASSETS—100.00%	$20,408,734

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

May 31, 2009

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—94.87%

AUSTRALIA—1.14%
Australia (Commonwealth of)
5.75%, 06/15/11	100,000	$83,532
6.00%, 02/15/17	170,000	143,562

		227,094
AUSTRIA—3.81%
Austria (Republic of)
3.50%, 07/15/15	540,000	759,953

		759,953
BELGIUM—4.00%
Belgium (Kingdom of)
3.25%, 09/28/16	100,000	136,712
5.75%, 09/28/10	440,000	659,899

		796,611
CANADA—4.64%
Canada (Government of)
5.00%, 06/01/37	150,000	159,472
5.25%, 06/01/13	500,000	509,002
5.75%, 06/01/29	230,000	257,053

		925,527
DENMARK—2.44%
Denmark (Kingdom of)
5.00%, 11/15/13	1,030,000	212,910
6.00%, 11/15/11	770,000	160,338
7.00%, 11/10/24	460,000	112,693

		485,941
FINLAND—2.66%
Finland (Republic of)
4.38%, 07/04/19	260,000	377,910
5.75%, 02/23/11	100,000	152,044

		529,954
FRANCE—7.50%
France (Republic of)
4.00%, 10/25/38	100,000	129,549
5.00%, 10/25/16	880,000	1,364,862

		1,494,411

GERMANY—7.94%
Germany (Federal Republic of)
2.25%, 04/11/14	200,000	278,141
4.00%, 07/04/16	20,000	29,694
4.00%, 01/04/37	550,000	728,347
4.75%, 07/04/28	370,000	547,310

		1,583,492
GREECE—4.08%
Hellenic Republic
4.30%, 07/20/17	600,000	813,635

		813,635
IRELAND—2.69%
Ireland (Government of)
4.00%, 11/11/11	100,000	146,348
4.50%, 04/18/20	300,000	389,046

		535,394
ITALY—10.48%
Italy (Republic of)
4.75%, 08/01/23	230,000	320,208
5.00%, 02/01/12	1,170,000	1,769,086

		2,089,294
JAPAN—21.71%
Japan (Government of)
1.30%, 06/20/12	68,400,000	733,773
1.40%, 03/21/11	56,000,000	598,039
1.50%, 03/20/14	55,600,000	601,159
1.70%, 03/20/17	113,500,000	1,226,176
1.90%, 06/20/14	40,000,000	440,765
2.00%, 03/20/27	56,500,000	584,237
2.40%, 03/20/37	13,200,000	142,319

		4,326,468
NETHERLANDS—4.41%
Netherlands (Kingdom of)
3.75%, 01/15/23	150,000	199,897
4.00%, 01/15/11	460,000	678,717

		878,614
NORWAY—0.97%
Norway (Kingdom of)
6.50%, 05/15/13	1,080,000	193,551

		193,551
PORTUGAL—4.03%
Portugal (Republic of)
5.45%, 09/23/13	520,000	803,949

		803,949
SPAIN—4.06%
Spain (Kingdom of)
3.25%, 07/30/10	360,000	522,454
4.80%, 01/31/24	200,000	287,597

		810,051

SWEDEN—1.77%
Sweden (Kingdom of)
5.25%, 03/15/11	300,000	42,363
6.75%, 05/05/14	2,000,000	310,903

		353,266
SWITZERLAND—2.04%
Swiss Confederation
2.75%, 06/10/12	220,000	218,092
3.00%, 05/12/19	160,000	157,352
4.00%, 04/08/28	30,000	31,661

		407,105
UNITED KINGDOM—4.50%
United Kingdom Treasury Bond
4.25%, 03/07/11	50,000	85,091
4.25%, 03/07/36	140,000	213,550
4.75%, 03/07/20	220,000	382,700
4.75%, 12/07/38	130,000	215,750

		897,091

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $17,775,555)		18,911,401

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.10%(b)(c)	9,599	9,599

		9,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,599)		9,599

TOTAL INVESTMENTS IN SECURITIES—94.92%
(Cost: $17,785,154)		18,921,000
Other Assets, Less Liabilities—5.08%		1,012,948

NET ASSETS—100.00%		$19,933,948

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund, iShares S&P New York Municipal Bond Fund, iShares S&P Short Term National Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Funds’ investments as of May 31, 2009:

Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
Barclays 1-3 Year Credit	$75,483,236	$1,996,920,237	$—	$2,072,403,473
Barclays 1-3 Year Treasury	7,439,945,753	—	—	7,439,945,753
Barclays 3-7 Year Treasury	1,288,939,066	—	—	1,288,939,066
Barclays 7-10 Year Treasury	3,687,344,925	—	—	3,687,344,925
Barclays 10-20 Year Treasury	265,404,873	—	—	265,404,873
Barclays 20+ Year Treasury	2,733,078,448	—	—	2,733,078,448
Barclays Agency	11,478,028	158,777,838	—	170,255,866
Barclays Aggregate	9,464,272,085	7,102,173,564	—	16,566,445,649
Barclays Credit	12,365,744	265,589,126	—	277,954,870
Barclays Government/Credit	104,184,987	66,582,876	—	170,767,863
Barclays Intermediate Credit	47,094,016	1,127,329,371	—	1,174,423,387
Barclays Intermediate Government/Credit	298,532,359	174,371,775	—	472,904,134
Barclays MBS	1,516,571,088	1,443,096,071	—	2,959,667,159
Barclays Short Treasury	2,049,411,432	—	—	2,049,411,432
Barclays TIPS	5,021,691,467	13,065,657,109	—	18,087,348,576
iBoxx $ High Yield Corporate	176,902,884	3,012,237,428	—	3,189,140,312
iBoxx $ Investment Grade Corporate	380,871,998	11,167,678,431	—	11,548,550,429
JPMorgan USD Emerging Markets	2,545,573	223,817,973	—	226,363,546
S&P California Municipal	4,790,304	147,604,884	—	152,395,188
S&P National Municipal	4,883,506	1,228,415,157	—	1,233,298,663
S&P New York Municipal	1,029,719	43,946,641	—	44,976,360
S&P Short Term National Municipal	2,077,222	79,486,867	—	81,564,089
S&P/Citigroup 1-3 Year International Treasury	130,260	19,472,583	—	19,602,843
S&P/Citigroup International Treasury	9,599	18,911,401	—	18,921,000

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays 1-3 Year Credit	$2,035,493,391	$41,694,735	$(4,784,653)	$36,910,082
Barclays 1-3 Year Treasury	7,349,782,277	92,856,212	(2,692,736)	90,163,476
Barclays 3-7 Year Treasury	1,283,381,803	11,232,438	(5,675,175)	5,557,263
Barclays 7-10 Year Treasury	3,654,552,803	61,409,202	(28,617,080)	32,792,122
Barclays 10-20 Year Treasury	268,196,645	62,253	(2,854,025)	(2,791,772)
Barclays 20+ Year Treasury	3,024,260,532	—	(291,182,084)	(291,182,084)
Barclays Agency	169,273,998	1,477,141	(495,273)	981,868
Barclays Aggregate	16,507,962,436	205,516,452	(147,033,239)	58,483,213
Barclays Credit	274,910,325	7,124,879	(4,080,334)	3,044,545
Barclays Government/Credit	169,966,790	2,001,917	(1,200,844)	801,073
Barclays Intermediate Credit	1,151,026,683	30,516,655	(7,119,951)	23,396,704
Barclays Intermediate Government/Credit	468,066,807	6,543,673	(1,706,346)	4,837,327
Barclays MBS	2,941,148,193	20,803,434	(2,284,468)	18,518,966
Barclays Short Treasury	2,048,463,274	1,150,037	(201,879)	948,158
Barclays TIPS	17,909,202,341	185,708,273	(7,562,038)	178,146,235
iBoxx $ High Yield Corporate	3,050,748,882	179,333,213	(40,941,783)	138,391,430
iBoxx $ Investment Grade Corporate	11,309,923,823	314,466,123	(75,839,517)	238,626,606
JPMorgan USD Emerging Markets	227,805,654	2,125,576	(3,567,684)	(1,442,108)
S&P California Municipal	152,189,093	2,911,763	(2,705,668)	206,095
S&P National Municipal	1,214,163,512	31,976,394	(12,841,243)	19,135,151
S&P New York Municipal	44,225,286	1,155,666	(404,592)	751,074
S&P Short Term National Municipal	81,184,044	493,763	(113,718)	380,045
S&P/Citigroup 1-3 Year International Treasury	18,827,463	899,243	(123,863)	775,380
S&P/Citigroup International Treasury	17,786,163	1,245,218	(110,381)	1,134,837

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

For the three months ended May 31, 2009, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income	Net Realized Loss
Barclays Bank PLC	$90,033	$26,109	$2,045	$114,097	$116,278,302	$1,273,911	$(24,149)

Based on the types of assets held by the Funds, and in accordance with the pricing policy and procedures approved by the Board, Barclays Capital Inc. (“BarCap”), along with other pricing services, provides investment market quotations for consideration in valuation of the Funds’ portfolios. BarCap is affiliated with, but a separate legal entity from, BGFA and Barclays Global Investors, N.A. (“BGI”).

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of May 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. SUBSEQUENT EVENT

On June 16, 2009, Barclays PLC (“Barclays”), the ultimate parent company of BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGI, BGFA and certain affiliated companies to BlackRock, Inc. (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The previously announced agreement, providing for the sale by Barclays of its interests in BGFA and certain affiliated companies to a holding company of CVC Capital Partners Group SICAV-FIS S.A. was terminated in connection with the BlackRock Transaction.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Fund. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 30, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: July 30, 2009